Semiannual Report

as of March 31, 2001

Evergreen

Domestic Growth Funds

Evergreen Funds[SM]
SINCE 1932

MUTUAL FUND SERVICE AWARD 2000

Evergreen Funds
Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Letter to Shareholders
May 2001

William M. Ennis

Dennis H. Ferro

Dear Evergreen Shareholders:

We are pleased to provide the Evergreen Domestic Growth Funds semiannual report, which covers the six-month period ended March 31, 2001.

A Challenging Environment for Investors

What a difference a year makes. At this time last year, growth was king and the talk of the investment world was of the New Economy stocks trouncing the stocks of the Old Economy. Despite Federal Reserve Board tightening, investors were willing to pay for earnings growth, no matter how far out into the future. Well, just like the rubber band that gets stretched and snaps back sharply, technology and other richly priced stocks had their comeuppance.

Market psychology turned decidedly negative in November. After having ignored the potential impact of monetary policy for most of the year, investors woke up to reality; economic growth was moderating. At that time, as the magnitude of the economic slowdown remained uncertain, investors assumed the worst. Richly valued momentum stocks, especially technology, were hit hardest, but almost every sector of the market was impacted with low conviction; the market rotated from one sector to the next.

We think the market has discounted much of the bad news regarding the economy and is now building a base. The action is likely to be saw-toothed, with some dramatic rallies and retests. On the margin, the negative news that has dominated for the last six months should begin to abate over the next several months and begin to turn more positive. Just as investors were too optimistic about the market last April, investors may be too pessimistic, with an accommodative Federal Reserve Board providing a positive force for the economy.

The Value of Diversification

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreeninvestments.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN
Aggressive Growth Fund
Fund at a Glance as of March 31, 2001

“We favored consumer-related stocks because we believed that lower interest rates and the potential for reductions in federal income taxes could stimulate consumer spending.”

Portfolio Management Maureen Cullinane, CFA Tenure: April 1999

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[1] Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The healthcare sector in which the fund invests is in a period of unusually strong performance. This sector’s performance may not be expected to continue.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/15/1983	Class A	Class B	Class C	Class I**
Class Inception Date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

6 months with sales charge	-44.14%	-42.87%	-41.70%	n/a

6 months w/o sales charge	-40.72%	-40.97%	-40.95%	-40.68%

Average Annual Returns*

1 year with sales charge	-44.52%	-43.49%	-42.29	n/a

1 year w/o sales charge	-41.14%	-41.61%	-41.54%	-41.02%

5 years	8.03%	8.31%	8.54%	9.63%

10 years	14.32%	14.54%	14.52%	15.19%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$10.33	$10.33	$10.33	$10.33

*   Adjusted for maximum applicable sales charge unless noted.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund, Class A shares2 , versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth), the Standard & Poor’s 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The Russell 1000 Growth and the S&P 400 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Smaller capitalization stock investing may offer the potential for greater long-term results, however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Aggressive Growth Fund
Portfolio Manager Interview

How did the fund perform?

The fund’s performance reflected the challenges of a difficult period for stock investing. For the six-month period ended March 31, 2001, Evergreen Aggressive Growth Fund’s Class A shares returned –40.72%. Fund returns are before the deduction of any applicable sales charges. During the same six-month period, the Russell 1000 Growth and the S&P 400 Indexes fell 37.78% and 14.21%, respectively. The median return of multi-cap growth funds was –39.66%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics

(as of 3/31/2001)

Total Net Assets	$275,709,802

Number of Holdings	63

P/E Ratio	32.4x

What factors affected performance?

The backdrop for equity investing deteriorated in the final quarter of 2000. Investors grew increasingly apprehensive about evidence of slowing growth, including reports of declining corporate spending on capital equipment. Disappointing earnings reports by many technology companies added to concerns. The profits of many tech firms looked especially poor when they were compared with year-earlier earnings. At that time, corporations were spending heavily on technology to avoid potential Y2K computer problems.

All these issues led to a general market correction. Technology stocks were the hardest hit, but almost all industries were pulled by the downward trend in stock prices. Even sectors such as healthcare and energy, which had been the performance leaders earlier in 2000, were hurt in the market downturn.

The environment did not improve in early 2001. In January of the new year, the Federal Reserve Board finally moved to stimulate the economy by lowering short-term interest rates. The initial reaction of investors was uncertain, as many worried that the Fed had not acted early enough or aggressively enough. Meanwhile, corporations continued to report earnings that fell short of the expectations of Wall Street, adding to the downward pressures on the stock market.

What were your principal strategies during the period?

We raised our exposure to the consumer industry, overweighted energy stocks, and reduced our technology holdings.

We favored consumer-related stocks because we believed that lower interest rates and the potential for reductions in federal income taxes could stimulate consumer spending. We invested in retailers such as Best Buy Co., Inc., which benefits from the introduction of new electronic devices, and B.J. Wholesale Club, Inc., a national discount chain.

The energy industry was the beneficiary of higher oil and natural gas prices, which encouraged major energy companies to invest in exploration. This heightened activity helped oil service and equipment companies.

Despite our long-term belief in the potential of technology, we recognized that technology companies still are cyclical and are vulnerable to economic slowdowns. We sold the most speculative tech holdings—those with the highest price/earnings ratios—and focused on companies with solid sources of recurring revenues.

EVERGREEN
Aggressive Growth Fund
Portfolio Manager Interview

Top 5 Sectors

(as a percentage of 3/31/2001 net assets)

Consumer Discretionary	23.9%

Healthcare	19.9%

Information Technology	18.3%

Energy	12.7%

Industrials	7.8%

What were some of the stocks that made positive contributions to performance?

Several oil services stocks contributed positively to performance in the first quarter of 2001, despite a correction in the final quarter of 2000. Cal Dive International is one example of these oil services companies.

Among the fund’s healthcare holdings, Mylan Laboratories, Inc., a generic drug manufacturer, outperformed, as did Biomet, a medical technology company and Alza Corp., a specialty pharmaceutical company that has agreed to be acquired by Johnson & Johnson.

The general slump in technology stocks did not prevent some tech holdings from advancing. Electronic Arts, Inc. and THQ, Inc., two companies involved in software for video games, and NVIDIA Corp., the designer of the chip for Microsoft’s X Box, had exceptional performance during the holding period.

Top 10 Sectors

(as a percentage of 3/31/2001 net assets)

Mylan Laboratories, Inc.	5.2%

Tyco International, Ltd.	3.6%

NVIDIA Corp.	3.3%

Comcast Cable Communications Corp.	2.8%

AOL Time Warner, Inc.	2.6%

Biomet, Inc.	2.3%

Clear Channel Communications, Inc.	2.3%

Medtronic, Inc.	2.2%

Granite Construction, Inc.	2.2%

Bed Bath & Beyond, Inc.	2.1%

What is your investment outlook?

Once the market stabilizes, we believe investor confidence will be restored. Stock prices already reflect market expectations of an economic slowdown and a corporate earnings slump. We believe the market is in the process of building a base. In the near term, we expect continued volatility, with one day’s rally followed by the next day’s pullback. However, with further interest rate cuts by the Federal Reserve Board, the economy should begin to improve later this year. As economic growth revives, we could see the start of a sustained market rally.

We believe investors must adjust to different opportunities in a new environment.

We see potential in many well managed companies, including those in traditional industries and in technology. After the corrections of recent months, we believe we can find companies with excellent long-term prospects whose stocks are selling at what we believe are very attractive prices. We think that with patience, investors will be rewarded.

EVERGREEN
Capital Growth Fund
Fund at a Glance as of March 31, 2001

“In general, we focused on those industries where we had found the greatest number of companies meeting the standards of our investment discipline: financially stable, high quality corporations with reasonable stock prices.”

Portfolio Management

John Davenport and Team Tenure: December 1992 - March 2001 Pilgrim Baxter Value Investors, Inc. Team Tenure: April 2001

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

[1] Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered along with Class C. These historical returns for Classes B and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower and returns for Class I would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/29/1992	Class A	Class B	Class C	Class I**
Class Inception Date	4/29/1992	10/25/1999	4/29/1992	11/19/1997

6 months with sales charge	-7.91%	-7.13%	-4.44%	n/a

6 months w/o sales charge	-2.31%	-2.64%	-2.65%	-2.14%

Average Annual Returns*

1 year with sales charge	0.15%	0.63%	3.53%	n/a

1 year w/o sales charge	6.26%	5.49%	5.46%	6.54%

5 years	15.75%	16.68%	16.22%	17.33%

Since Portfolio Inception	13.27%	13.90%	13.20%	14.14%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$2.20	$2.20	$2.20	$2.20

*   Adjusted for maximum applicable sales charge unless noted.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Capital Growth Fund, Class A shares2 , versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 Value and the S&P 500 are unmanaged market indexes which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Capital Growth Fund
Portfolio Manager Interview

How did the fund perform?

For the six-month period ended March 31, 2001, Evergreen Capital Growth Fund’s Class A shares returned –2.31%. Fund returns are before deduction of any applicable sales charges. While the fund posted a negative return, it nevertheless outperformed its relative benchmarks and competitors. During the same six month period, the Standard & Poor’s 500 Index lost 18.75%, while the Russell 1000 Value Index lost 2.47%. The median return of large company value funds was –4.95% during the period, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics

(as of 3/31/2001)

Total Net Assets	$578,417,426

Number of Holdings	39

Beta	0.91

P/E Ratio	21.1x

What were the principal factors which influenced performance during the period?

The dominant factor affecting the investment environment was the widening realization that corporate earnings growth was slowing dramatically. By the fall of 2000, it was evident that earnings of many corporations were falling dramatically short of expectations, the result of several factors. First, economic growth had slowed as a result of the Federal Reserve Board’s policy to tighten the money supply by raising short-term interest rates. Secondly, the speculative bubble of technology and dot-com stocks had burst, and the impact was rippling through the entire market. Lastly, corporate managements and security analysts alike had unrealistically set their earnings expectations on an anticipation that the high growth rates of the late 1990s would persist.

This deterioration of earnings growth rates did not have as dramatic an impact on the fund as it did on the overall market. We have focused on what we believe are quality companies with above-average financial stability and with reasonable stock valuations. This strategy helped the fund weather the market volatility that severely affected technology and cyclical stocks.

Top 5 Sectors

(as a percentage of 3/31/2001 net assets)

Industrials	22.5%

Financials	15.8%

Healthcare	14.2%

Information Technology	11.0%

Consumer Staples	10.2%

What were your principal strategic decisions during the six-month period?

We consistently emphasized what we determined were quality companies with reasonable stock valuations and made very few changes in the portfolio. However, in early 2001 we took advantage of the dramatic declines in prices of technology stocks to initiate small positions in several leading companies, including Oracle Systems Corp., Cisco Systems and Sun Microsystems, Inc., that were starting to trade at reasonable stock prices.

In general, we focused on those industries where we had found the greatest number of companies meeting the standards of our investment discipline: financially stable, high quality corporations with reasonable stock prices. These included companies in the consumer staples, finance and healthcare industries. This emphasis contributed to the fund’s strong relative performance.

EVERGREEN
Capital Growth Fund
Portfolio Manager Interview

Our consumer staples holdings included companies such as Kimberly-Clark, Philip Morris Companies, Inc. and SYSCO Corp., a leading company in the food service industry.

In finance, major investments included Washington Mutual, Inc., SouthTrust Corp. and Fannie Mae, all of which performed very well.

In healthcare, we had positions in companies such as Tenet Healthcare Corp., Baxter International, Inc. and Johnson & Johnson.

The fund also benefited from advances by selected other holdings, including First Data Corp., which provides information processing services for the financial services industry, and Tyco International, Ltd., a diversified manufacturing company.

Top 10 Holdings

(as a percentage of 3/31/2001 net assets)

First Data Corp.	4.8%

SYSCO Corp.	3.8%

South Trust Corp.	3.8%

Tyco International, Ltd.	3.8%

Baxter International, Ltd.	3.7%

Philip Morris Companies, Inc.	3.5%

Washington Mutual, Inc.	3.4%

International Business Machines Corp.	3.2%

Sherman Williams Co.	3.1%

Danaher Corp.	3.1%

What is your outlook?

Effective April 2, 2001, Evergreen entered into an agreement with Pilgrim Baxter Value Investors, Inc., a wholly owned subsidiary of Pilgrim Baxter & Associates, Ltd. to sub-advise the Evergreen Capital Growth Fund. This arrangement offers the fund shareholders the benefit of an experienced portfolio management team with a strong track record of managing equities in a style similar to the previous team.

The Federal Reserve Board’s commitment to aggressive monetary easing signals to us that economic stabilization is closer. The effects of monetary policy tend to exhibit a lag time of several months, however, so it will take some time for the Fed’s interest rate cuts to begin to stimulate the economy. Until then, a good number of companies may continue to miss their earnings projections. As a result, there is a chance that the market and major indexes will decline a bit further as we head into the summer months before gathering steam in the second half. We believe the Evergreen Capital Growth Fund’s portfolio is well positioned both for the present economic environment and for participation in the opportunities presented by an improved market.

We see potential in the financial sector in a period of declining interest rates as these stocks typically perform well when interest rates are coming down. We also find telecommunications services to be an interesting area. Telecommunications service providers have finished the build-out phase of their networks, effectively removing significant expenditures from their balance sheets. As a result, revenue growth can now filter down to the bottom line. EVERGREEN
Evergreen Fund
Fund at a Glance as of March 31, 2001

“We are optimistic that the current economic climate will allow successful companies to navigate through difficult business conditions and increase their revenues and earnings, allowing positive returns for investors.”

Portfolio Management

Jean C. Ledford, CFA Tenure:August 1999

Richard S. Welsh, CFA Tenure:August 1999

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 10/15/1971	Class A	Class B	Class C	Class I**
Class Inception Date	1/3/1995	1/3/1995	1/3/1995	10/15/1971

6 months with sales charge	-28.63%	-28.32%	-26.13%	n/a

6 months w/o sales charge	-24.27%	-24.60%	-24.64%	-24.17%

Average Annual Returns*

1 year with sales charge	-33.31%	-32.01%	-30.72%	n/a

1 year w/o sales charge	-29.23%	-29.78%	-29.83%	-29.04%

5 years	4.58%	4.83%	5.06%	6.13%

10 years	9.16%	9.33%	9.32%	10.01%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$0.21	$0.21	$0.21	$0.21

*  Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Fund, Class A shares2 , versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Russell 2000 Index (Russell 2000) and the Consumer Price Index (CPI).

The S&P 500 and the Russell 2000 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Evergreen Fund
Portfolio Manager Interview

How did the fund perform?

In a difficult market for equities, Evergreen Fund Class A shares returned –24.27% for the six-month period ended March 31, 2001. Fund performance is before the deduction of any applicable sales charges. During the same six-month period, the Standard & Poor’s 500 Index returned –18.75%, while the median return of large cap core funds was –19.57%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics

(as of 3/31/2001)

Total Net Assets	$1,104,274,806

Number of Holdings	122

Beta	0.96

P/E Ratio	27.2x

What were the principal factors affecting performance?

The stock market, as represented by the S&P 500 Index, had its worst decline in any October-through-March period in 12 years. The market downturn reflected the effects of deteriorating economic growth during much of 2000. With the benefit of hindsight, it appears that the Federal Reserve Board acted too slowly to revive economic growth by reducing short-term interest rates. The first interest rate cuts did not occur until January 2001.

In the beginning of the six-month period, the fund was correctly positioned defensively, helping it perform well against the S&P 500. We underweighted technology stocks, while overweighting stocks of energy companies and financial services companies that relied on fee income, rather than on lending or participation in the capital markets. However, after the Federal Reserve Board began to lower short-term interest rates, market leadership gravitated toward the stocks of companies in the consumer durables, banking and healthcare industries. Investors focused on businesses that were likely either to lead an economic recovery or that were able to provide predictable earnings growth. While we believe that the fund correctly emphasized investments in companies with stable earnings, it did not participate completely in the performance of stocks in early-cyclical industries such as retail, transportation and basic materials.

Top 5 Sectors

(as a percentage of 3/31/2001 net assets)

Financials	17.6%

Healthcare	15.4%

Information Technology	12.4%

Consumer Discretionary	11.8%

Industrials	9.6%

What investments supported performance the most, and what investments detracted from returns?

Healthcare, utilities and consumer staples stocks contributed to returns relative to the S&P 500. In healthcare, Merck & Co., Tenet Healthcare Corp. and Becton Dickinson & Co. were among the better performers. Utilities did well because of a confluence of factors. As defensive stocks, they tend to do relatively well in poor markets. In addition, they benefited from opportunities to increase revenues in a newly deregulated environment. The imbalance of supply and demand for electricity contributed to their earnings growth. Among consumer staples, a number of companies such as Phillip Morris Companies, Inc. were strong performers.

EVERGREEN
Evergreen Fund
Portfolio Manager Interview

Technology, communications services and financial holdings detracted from returns during the six-month period.

Among technology holdings, several companies appeared to maintain high levels of growth into the first quarter of 2001. However, in an environment that gave no company the benefit of doubt, their stock prices faltered when earnings fell short of expectations.

The fund invested selectively in communications services companies, emphasizing companies entering new businesses and increasing their revenues, such as Verizon Communications. We avoided long-distance service providers, which suffered from overcapacity and pricing pressures brought on by intense competition.

In financial services, we moved to emphasize companies with fee-based industries, including property-and-casualty insurers that have been able to raise their premiums while limiting claims expenses.

Top 10 Holdings

(as a percentage of 3/31/2001 net assets)

Wal-Mart Stores, Inc.	3.6%

Pfizer, Inc.	3.5%

Exxon Mobil Corp.	2.8%

General Electric Co.	2.8%

American International Group, Inc.	2.2%

Philip Morris Companies, Inc.	2.1%

Fannie Mae	2.0%

AOL Time Warner, Inc.	2.0%

Verizon Communications	1.6%

PepsiCo, Inc.	1.5%

What is your outlook?

We are optimistic that the current economic climate may allow successful companies to navigate through difficult business conditions and increase their revenues and earnings, allowing positive returns for investors.

Although it would be unreasonable to expect a comeback to the high double-digit returns of the late 1990s, we believe investors can expect a return to normal market conditions. The Federal Reserve Board’s policy to lower short-term interest rates to stimulate economic growth should support stock prices in an environment of low inflation and moderate economic growth.

EVERGREEN
Growth Fund
Fund at a Glance as of March 31, 2001

“Because we manage for the long term, we focused on companies that we believe have the potential to grow rapidly when economic growth begins to pick up, possibly later this year.”

Portfolio Management Theodore W. Price, CFA Tenure:April 1985 Jeffrey Drummond, CFA Tenure: May 1993 Linda Ziglar, CFA Tenure: September 1991

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 03/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B and I prior to their inception is based on the performance of Class C, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/15/1985	Class A	Class B	Class C	Class I **
Class Inception Date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

6 months with sales charge	-30.96%	-29.75%	-28.14%	n/a

6 months w/o sales charge	-26.75%	-27.09%	-27.08%	-26.68%

Average Annual Returns *

1 year with sales charge	-27.70%	-26.69%	-25.04%	n/a

1 year w/o sales charge	-23.30%	-23.92%	-23.93%	-23.15%

5 years	7.31%	7.53%	7.74%	8.35%

10 years	12.84%	13.01%	12.99%	13.21%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$5.69	$5.69	$5.69	$5.69

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Growth Fund, Class A shares2 , versus a similar investment in the Russell 2000 Index (Russell 2000) and the Consumer Price Index (CPI).

The Russell 2000 is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The healthcare sector in which the fund invests is in a period of unusually strong performance. This sectors performance may not be expected to continue.

Smaller capitalization stock investing may offer the potential for greater long-term results, however, it is also generally associated with greater price volatility due to the higher risk of failure. All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Growth Fund
Portfolio Manager Interview

How did the fund perform?

For the six-month period ended March 31, 2001, the fund’s Class A shares returned –26.75%. In comparison, the fund’s benchmark, the Russell 2000 Index, returned 12.96%. Fund returns are before the deduction of applicable sales charges.

Portfolio Characteristics

(as of 3/31/2001)

Total Net Assets	$520,867,539

Number of Holdings	162

Beta	1.18

P/E Ratio	28.6x

What was the investment environment like during the period?

During the past six months, we weathered one of the most difficult investment environments since the inception of the fund in 1985. Economic growth continued to slow; and as a result, forecasts for company earnings were weak. Against this backdrop, stock prices declined precipitously across the capitalization spectrum and in virtually every economic sector.

How did you manage the fund in this difficult environment?

We continued to use a bottom-up approach of selecting stocks for the portfolio. That is, we focused on the fundamentals of companies and put significant emphasis on balance sheets, making sure that the companies in the portfolio would have enough cash to survive an extended economic slowdown. Because we manage for the long term, we focused on companies that we believe have the potential to grow rapidly when economic growth begins to pick up, possibly later this year.

Top 5 Sectors

(as a percentage of 3/31/2001 net assets)

Healthcare	20.4%

Information Technology	18.4%

Consumer Discretionary	15.9%

Industrials	15.7%

Energy	10.0%

What specific changes did you make to the fund?

We significantly reduced the technology and telecommunications positions in the portfolio. The technology sector declined more than other market sectors, therefore, the fund’s technology investments were the biggest detractors from performance. We overweighted the portfolio, relative to its index, in the healthcare sector, an area that is relatively stable and that performed well. The portfolio also had a significant position in energy stocks, which were also strong contributors to performance.

EVERGREEN
Growth Fund
Portfolio Manager Interview

Historically, how have small growth companies fared in declining and recovering economic cycles?

Small growth companies usually struggle when economic growth is weak and the stock market is declining. This is because in this type of environment investors often attempt to reduce their risk by seeking the perceived safe havens of larger companies. There is a silver lining in this, however. When the economy emerges from its slump, small companies are likely to perform substantially better than large companies. There are two reasons for this. First, as investors sell their shares when the economy is weak, small caps tend to become more undervalued relative to their potential earnings growth than large-cap stocks. This situation now exists in the market, and we view it as an opportunity to purchase shares of good companies at very attractive prices. Second, small companies are able to adjust to changing economic environments faster than large companies. It is substantially easier to organize and direct companies with millions of dollars in sales and assets than ones with multiple billions in sales and assets.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

Sensormatic Electronics, Inc.	1.9%

Markel Corp.	1.9%

Copart, Inc.	1.6%

Shaw Group, Inc.	1.5%

Core Laboratories	1.5%

Pride International, Inc.	1.4%

Gulf Islands Fabrication, Inc.	1.4%

National Commerce Bancorp	1.4%

Exar Corp.	1.3%

Hanover Compressor Co.	1.3%

What is your outlook?

We are optimistic about the prospects for small capitalization companies and for the fund. From a number of perspectives the market is ripe for improvement. Consumer confidence has tumbled from the heady days of 1999 and early 2000. This, in concert with contracting earnings growth expectations, has led to major declines in most stock market indexes, most notably the S&P 500, NASDAQ and the Russell 2000 Index. The Federal Reserve Board, which raised interest rates from June 1999 through May 2000, has trimmed rates four times between January and April 2001, each time by 0.50%. Federal Reserve action to reduce interest rates is usually positive for the financial markets. We have few doubts that earnings reports for the next few quarters could be somewhat worse than previously thought. However, a year from now, earnings comparisons are likely to be surprisingly easy to beat. The stock market is a leading indicator. Well before it was apparent, the market decline signaled tough economic times. We believe the market will indicate better economic times well before the change becomes obvious.

We are already positioning the portfolio for an economic turnaround. We have begun to build up the fund’s technology position. We believe that technology and development will be very important in the future growth of the economy. Many high quality technology companies are selling at fire sale prices, and we view this situation as an investment opportunity. Over the next few months, we will reduce the fund’s energy weighting. Despite the very positive fundamentals of energy companies, we believe that current stock prices discount much of the outlook. We will maintain significant positions in the health care and financial sectors of the market. We believe that the Evergreen Growth Fund is well positioned for the next few years. In our opinion, its companies are financially strong and could generate earnings growth in excess of most indexes.

EVERGREEN
Large Company Growth Fund
Fund at a Glance as of March 31, 2001

“We see potential opportunity in many well managed companies, including some in the technology industry as well as in traditional industries.”

Portfolio Management Maureen E. Cullinane, CFA Tenure: April 1995

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 9/11/1935	Class A	Class B	Class C	Class I **
Class Inception Date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

6 months with sales charge	-34.95%	-33.83%	-32.33%	n/a

6 months w/o sales charge	-30.99%	-31.24%	-31.29%	-30.91%

Average Annual Returns *

1 year with sales charge	-40.78%	-40.01%	-38.68%	n/a

1 year w/o sales charge	-37.15%	-37.65%	-37.74%	-37.05%

5 years	11.43%	12.01%	12.21%	12.61%

10 years	12.30%	12.69%	12.69%	12.89%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$2.63	$2.63	$2.63	$2.63

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Large Company Growth Fund, Class A shares 2 , versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 Growth and the S&P 500 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Large Company Growth Fund
Portfolio Manager Interview

How did the Fund perform?

The fund’s absolute performance was disappointing, even though it did well against industry benchmarks. For the six-month period ended March 31, 2001, the fund’s Class A shares returned –30.99%. Fund returns are before the deduction of any applicable sales charges. During the same period, the Russell 1000 Growth Index returned –37.78% and the S&P 500 returned –18.75%. The median return of large company growth funds was –31.98%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$733,249,600

Number of Holdings	64

Beta	1.11

P/E Ratio	32.1x

What were the principal factors affecting performance?

It was a very poor period for the equity markets, with growth stocks suffering the worst effects of a general revaluation of stocks.

Investors became increasingly concerned about the investment environment in the final quarter of 2000. A slowdown in economic growth and a lack of corporate spending on capital equipment, notably technology equipment, raised concerns about the direction of the economy. Worries grew as technology companies began reporting disappointing earnings, especially when compared to year-earlier levels that had reflected heavy spending by corporate customers to avoid potential Y2K computer problems.

Few sectors escaped the general correction, even though technology was the hardest hit. Stocks in industries that had led the market earlier in the year, such as energy and healthcare, slipped in the general sell-off. Aggravating the situation, some investors engaged in tax loss selling to offset capital gains realized earlier in the year when the market had been at highs.

The general deterioration in the equity market carried over into 2001. Early in the new year, the U.S. Federal Reserve Board started lowering short-term interest rates in an effort to stimulate the economy. Despite brief rallies, the stock market failed to reverse course as many investors worried that the Fed was acting too late and too timidly. Meanwhile, corporations continued to report less-than-expected earnings.

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Information Technology	20.4%

Healthcare	18.5%

Consumer Discretionary	15.9%

Industrials	13.1%

Financials	12.3%

What were your principal strategies during the period?

We reduced our emphasis on technology, increased our consumer holdings, energy and financial services stocks.

Despite our belief that technology will be continue to improve the productivity of American industry over the long term, we recognized that technology companies still are cyclical and vulnerable to the fluctuations of the business cycle. We sold the most volatile and speculative technology holdings, focusing on companies with more reliable sources of recurring revenues. A good example is Lexmark International Group, Inc., a manufacturer of printers and printing supplies.

EVERGREEN
Large Company Growth Fund
Portfolio Manager Interview

We like the consumer sector because we believed that declining interest rates and the prospect of lower taxes would stimulate consumer spending. Our holdings include Wal-Mart Stores, Inc., the major discount chain, and Costco Wholesale Corp., a discount wholesale club.

In the energy industry, we emphasized natural gas and oil service companies, which benefited from higher oil and gas prices that, in turn, encouraged investments in drilling and exploration projects.

We favored the financial services sector, which should benefit from declining interest rates. Our favorites included J.P. Morgan Chase & Co. and Freddie Mac.

Top 10 Holdings

(as a percentage of 3/31/2001 net assets)

General Electric Co.	3.7%

Tyco International, Ltd.	3.5%

Microsoft Corp.	3.4%

Pfizer, Inc.	3.2%

Cardinal Health, Inc.	3.2%

Comcast Cable Communications Corp.	2.7%

Medtronic, Inc.	2.3%

Clear Channel Communications, Inc.	2.2%

Costco Wholesale Corp.	2.1%

AOL Time Warner, Inc.	2.1%

What investments made positive contributions to performance?

Although technology, in general, fared poorly, our holdings of International Business Machines Corp. and Lexmark International Group, Inc. performed very well.

In the healthcare industry, Cardinal Health, Inc., a drug distribution company, and Tenet Healthcare Corp., a hospital management firm, made positive contributions to performance during the six-month period.

While energy stocks corrected the final quarter of 2000, several companies contributed positively in the first quarter of 2001, including Kinder Morgan, Inc., a natural gas pipeline company and Kerr-McGee Corp., an oil and natural gas producer.

What is your outlook for the stock market?

We see potential opportunity in many well managed companies, including some in the technology industry as well as in traditional industries. In the wake of the market’s correction, we believe these companies are now priced at very attractive valuations. With patience, we believe investors will be rewarded.

Investor confidence should return once the market stabilizes. Stock prices already discount much of the economic slowdown and its impact on corporate business. The market is in the process of building a base. In the near-term, we think it is likely that there will be a series of rallies and pullbacks. However, with further rate cuts by the Federal Reserve Board, the economy could begin to improve later in 2001. The market could then begin a sustained rally.

EVERGREEN
Masters Fund
Fund at a Glance as of March 31, 2001

“We believe the recent downward momentum in stock prices has provided us with an opportunity to purchase attractive stocks at bargain prices.”

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs 12b-1 expenses of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. Government guarantees apply only to the underlying securities of the fund’s portfolio and not the fund’s shares.

Smaller capitalization stock investing may offer the potential for greater long-term results, however, it is also generally associated with greater price volatility due to the higher risks of failure.

All data is as of March 31, 2001 and is subject to change.

PERFORMANCE AND RETURNS[1]
Portfolio Inception Date: 12/31/1998	Class A	Class B	Class C	Class I**
Class Inception Date	12/31/1998	12/31/1998	12/31/1998	12/31/1998

6 months with sales charge	-28.43%	-27.57%	-25.68%	n/a

6 months w/o sales charge	-24.05%	-24.35%	-24.39%	-23.95%

Average Annual Returns*

1 year with sales charge	-28.64%	-28.07%	-26.19%	n/a

1 year w/o sales charge	-24.28%	-24.87%	-24.91%	-24.12%

Since Portfolio Inception	-2.42%	-1.64%	-0.59%	0.41%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$1.77	$1.77	$1.77	$1.77

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Masters Fund, Class A shares 2 , versus a similar investment in the Standard & Poor’s 500 Index (S&P 500), the Standard & Poor’s 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

The S&P 500 and the S&P 400 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

EVERGREEN
Masters Fund
Portfolio Manager Interview

How did the fund perform?

For the six-month period ended March 31, 2001, Class A Shares of the Evergreen Masters Fund returned –24.05%, unadjusted for an applicable sales charge. In comparison, the S&P 500 declined 18.75% and the S&P Mid-Cap 400 declined 14.21%. The funds six-month performance reflects the varied performance of the four portfolios that compose the fund.

The first half of the fiscal year was one of the most turbulent in stock market history. After several months of mixed economic data, it became clear that the pace of economic growth was slowing. Consumer spending had declined, inventories of unsold goods were high and businesses had cut back significantly on capital spending. Against this economic backdrop, corporations trimmed their profit projections. As a result, investors began selling their shares. While stock prices in virtually every market sector declined sharply during the period, the value of technology shares fell the most.

As data continued to project weakness in the economy, all eyes were on the Federal Reserve Board. Between June 1999 and May 2000, the Federal Reserve Board had adopted a tight monetary policy; that is, it raised interest rates six times in an effort to keep inflation contained and to slow what they believed was an overheated economy. Early in 2000, many investors believed that the Federal Reserve Board’s policy would result in a soft economic landing a slowdown in economic growth but no recession. As the year progressed, however, this sentiment changed; and in the fourth quarter of 2000, concerns about recession began to dominate the financial markets. As a result, investors continued to sell their shares.

During the first quarter of 2001, the Federal Reserve Board adopted an easier monetary policy and cut interest rates three times, each time by 0.50%. While interest-rate reductions boosted stock prices in the short term, the market generally continued to trend downward, as the outlook for corporate profits and the economy continued to appear weak. Stocks across the market capitalization spectrum—small-cap, mid-cap and large-cap declined. Both value and growth stocks struggled, although value stocks performed slightly better than growth stocks.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$260,811,114

Number of Holdings	576

P/E Ratio	16.0x

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Information Technology	17.8%

Energy	15.6%

Financials	14.5%

Industrials	13.1%

Consumer Discretionary	12.6%

EVERGREEN
Masters Fund
Portfolio Manager Interview

As the six-month period drew to a close, many investors believed that further Fed interest-rate cuts and the potential of a tax cut could have the effect of stimulating economic growth in the latter part of 2001 and into 2002. While the stock market continued to be volatile, many investors began to purchase shares of companies whose prices had declined significantly and whose long-term prospects were attractive. Despite this investment activity, most major market indexes ended the six-month period with negative returns.

Top 10 Holdings

(as a percentage of 3/31/2001 net assets)

General Electric, Co.	1.9%

CSG Systems International, Inc.	1.8%

VISX, Inc.	1.8%

Echo Star Comm. Corp., Class A	1.7%

Citrix Systems, Inc.	1.7%

Noble Drilling Corp.	1.7%

Checkfree Corp.	1.7%

VeriSign, Inc.	1.6%

Apache Corp.	1.5%

Cytyc Corp.	1.4%

EVERGREEN
Masters Fund
Portfolio Manager Interview

Portfolio Management

Evergreen Team

During the six-month period ended March 31, 2001, stock prices continued on a downward course—a trend that began early in 2000. In general, stocks across the board and in virtually every economic sector declined, and mid-cap value stocks were no exception. In this volatile investment environment, we continued to manage the portfolio with an eye on the long-term, and we maintained our investment approach of purchasing good companies that are “on sale.” As a result, we added to a number of portfolio holdings that we believed were undervalued and that were poised to produce relatively strong long-term returns. We eliminated companies whose prospects failed to measure up to our criteria for long-term success. This resulted in a more consolidated, higher quality portfolio.

Going into the six-month period, stocks in the broad area of technology were the portfolio’s largest position at 25 percent of assets. As stock prices continued to decline, valuations in the technology area of the market fell more than the valuations in other market sectors. Over the six-month period, the portfolio’s technology stocks were the biggest hindrance to performance. The depreciation in market value of technology stocks and the weeding out of individual portfolio companies that we believed had weak long-term prospects resulted in a slight underweighting in the technology sector relative to the portfolio’s benchmark, the S&P Mid Cap 400 Index. While the technology area of the market was one of the most difficult to navigate, we, nevertheless, took advantage of lower stock prices to add to positions with the best long-term potential. Therefore, we increased the portfolio’s holdings in select software, semiconductor and wireless companies. At the end of the six-month period, technology stocks accounted for about 14 percent of portfolio assets.

In the second half of 2000, data began to indicate that the pace of U.S. economic growth was slowing. Consumer spending was waning and the stock prices of companies that depend heavily on consumers were declining. Because we believed that the Federal Reserve Board would eventually begin reducing interest rates in order to stimulate economic growth, we began investing in the undervalued stocks of companies that had the potential to benefit from lower interest rates and increased consumer spending in the long term. We uncovered a number of such opportunities in the financial and retail areas of the market. Investments in these areas benefited the portfolio’s performance.

In the financial area, we added Astoria Financial; CountryWide Credit, a mortgage banker; and Charter One Financial, a thrift institution. In the retail sector, we favored Tiffany & Co., Jones Apparel Group, Inc., Intimate Brands, Inc., Williams Sonoma, Inc. and the consumer electronics company, Black & Decker Corp. At the end of the period, the portfolio had higher weightings in financial and retail stocks than the benchmark index.

Keeping with the theme of investing in companies that have the potential to perform well in a lower interest-rate environment, we purchased shares in the leisure, transportation and consumer durables sectors of the market. We added Carnival Corp., Royal Caribbean Cruises, Ltd. and Continental Airlines, Inc. to the portfolio. In the transportation area, we invested in Roadway Express, Inc. We also added Maytag Corp. and Caterpillar, Inc.

EVERGREEN
Masters Fund
Portfolio Manager Interview

The portfolio was slightly underweighted in energy stocks in comparison to its benchmark. While energy stocks were relatively strong performers at the beginning of the period, their performance deteriorated after energy prices peaked at mid-year. Energy stocks are often considered defensive investments; that is, they tend to do well in a weak economic environment. As 2001 unfolds, we believe investors will be less interested in defensive shares and more attracted to cyclical stocks—those that tend to do well during periods of economic recovery.

Outlook

We are optimistic about the prospects for the stock market and for the portfolio over the long-term. We believe that the Federal Reserve Board will continue to trim interest rates throughout 2001 and that lower interest rates and possibly lower taxes will stimulate economic growth. As the prospects for long-term economic growth become more apparent, stock prices should begin to pick up. In the short-term, it is likely that weak earnings forecasts will result in a volatile stock market, but we believe investors who take the long-term view should be rewarded. We believe the recent downward momentum in stock prices has provided us with an opportunity to purchase attractive stocks at bargain prices.

EVERGREEN
Masters Fund
Portfolio Manager Interview

Portfolio Management MFS Team

The six-month period ended March 31, 2001 was particularly volatile for the equity markets. During the fourth quarter of 2000, the technology sector was hit especially hard as indications of a slowing economy and with it, slower corporate earnings curbed investors’ growth expectations. Then, in the first quarter of 2001, the Federal Reserve Board reduced the Fed Funds rate three times, from 6.5% to 5.0%. The stock market, unsatisfied with the cuts, continued to tumble. The slowing of the U.S. economy persisted as indicated by declines in new orders for durable goods, advanced retail sales, industrial production, capacity utilization and other leading indicators. Despite a pick-up in consumer confidence in March, it remained low after the previous 5 consecutive-month declines.

During this volatile period, our significant overweighting in energy related stocks accounted for a large portion of the relative out-performance versus the Russell Mid Cap Growth Index. Our energy position was split between natural gas companies and drillers, especially deep-water drillers. We believe that there has been a structural supply and demand imbalance in energy production. While demand for energy has grown, previously low oil and natural gas prices caused a lack of investment in the search for new supplies. We believe this imbalance should require a sustained investment to correct. We feel our holdings within the energy sector are positioned to reap the benefits from this investment.

A substantial underweighting in technology also contributed to relative outperformance. The average technology stock in the Russell Mid Cap Growth Index fell over 38%. Within technology, the portfolio benefited from avoiding semiconductors and telecommunications equipment providers. Instead, our holdings focused on internet security software, content delivery and storage. We have added to our technology holdings as valuations became compelling.

While the stock market and the economy are closely related, we think the key thing to remember is that the economy is a lot better off than the stock market. The economy has been going through a normal slowdown; the slowdown seems abnormal to some of us because we haven’t seen one in roughly 10 years; this abrupt economic slowdown, clearly has contributed to the severe volatility and weakness in the market. However, we also believe the dramatic market sell-off has corrected many of the excesses of the past ten years. Consumer confidence has declined rapidly, stock valuations are low, and earnings estimates have been dropping dramatically for corporate America. So, what’s going on in the stock market and what’s going on in the economy are very different. From our standpoint, the economy is in a normal correction, but the stock market has been experiencing a once-in-a-generation correction because we had a once-in-a-generation overvaluation twelve months ago.

While the benefits of a diversified portfolio became crystal clear over the past year, in our view, the other key factors to staying ahead in this market are maintaining a critical eye on valuations and business fundamentals. While we think the overall market is now undervalued, there are still a lot of expensive stocks out there with shaky business models. We believe that MFS has the resources and experience to help us avoid these stocks while at the same time helping us identify the companies that are poised to gain market share and increase profits.

EVERGREEN
Masters Fund
Portfolio Manager Interview

Portfolio Management Oppenheimer Team

The bubble is deflated and Greenspan is demythologized. That was the stock market story for the first quarter of 2001. March certainly provided no relief for battered investors despite the Federal Reserve Board’s third 50-basis point rate reduction of the year. While most of the stock market excesses may have been corrected, the hangover from irrational exuberance continues to have a depressive effect on the real economy. Capital spending (especially in technology) is being reduced, layoffs are increasingly the news of the day and corporate profits are under severe downward pressure. All this is being compounded by persistently high energy costs and flagging investor spirits.

In January, technology and communication services stocks rallied strongly. Because the quantitative rankings of many of these stocks became relatively poor, Oppenheimer lightened up in those sectors in February and March. At the same time, our quantitative ranks and our disciplined portfolio construction procedures suggested that there were numerous relatively attractive names in more defensive groups, such as financials, utilities, healthcare, and consumer staples. Regarding economic sectors, Oppenheimer’s largest overweighting vs. the S&P 500 in the first quarter was energy and the largest sector underweighting was technology. Most of the other sectors have weights which are reasonably close to the S&P 500.

It is now quite clear that the real economy is suffering the aftershocks of the deflation of the internet bubble and sharp devaluation of technology stock multiples. Corporate profits are under pressure and managements are responding by laying off people and reducing capital spending. The Federal Reserve Board easing has not saved the day for equity investors and there is a risk that further easing will rekindle inflation or put pressure on the dollar. A major factor behind the dollar’s strength has been capital inflows by foreign investors, but that is likely to diminish in the future. Finally, there are risks to the financial sector from the destruction of wealth and its impact on leveraged individuals and corporations.

Of course the economy and the stock market will survive, but the adjustment may be long and painful and the same groups may not lead the parade on the next upturn of the cycle.

EVERGREEN
Masters Fund
Portfolio Manager Interview

Portfolio Management Putnam Team

The U.S. economy suffered a deceleration during the period. A spate of Federal Reserve Board rate hikes slammed on the economic brakes by October with resulting restraints in corporate profit growth—especially hard hitting in the technology area. The market experienced a number of inflection points—periods of extreme market volatility. Margins compressed in stocks leveraged to technology capital spending, as well as to consumer spending, such as media and entertainment. This bear market in technology stocks persisted throughout the first three months of 2001. Despite the attempt of the Federal Reserve Board to bolster the softening economy by cutting interest rates three times during the quarter, this policy was insufficient to stem the ongoing tide of restrained corporate profit growth. Throughout the period, value stocks outperformed their growth counterparts as investors sought more defensive stocks, and small-cap stocks outperformed large cap.

Overall, the portfolio was hindered by its large-cap, high price-to-earnings bias at a time when the market was unwilling to pay for future earnings growth due to economic uncertainty. While the underlying fundamentals for the majority of the companies that we held (and continue to hold) remained intact, all technology stocks were painted with the same broad brush; as a result, their P/E multiples were severely compressed.

For the first half of the period, overweighting broadcasting, television programming and entertainment stocks hindered performance most significantly, followed by overweighting the technology sector. In the second half, overweighting investment banking/brokerage, biotechnology, and communications equipment hindered performance most significantly, followed by weak stock performance in the technology sector. Throughout the period, underweighting regional Bell operating companies and long-distance carriers also hindered results.

Looking ahead, the U.S. equity market remains extremely volatile and we anticipate additional earnings disappointments, especially in those stocks leveraged to capital spending. We believe its clear that the Federal Reserve Board will, in light of the slowing economy, continue to lower rates throughout the first half of 2001.

Consumer spending is projected to slow to a pace below that of personal income growth, but it is expected to remain positive, which should help the economy avoid a recession.

We believe that the current environment, marked by a high degree of economic uncertainty, will continue to place pressure on rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during an unsettled economic environment.

Going forward, we are overweighting pharmaceuticals, specialty pharmaceuticals, HMOs, and biotechnology in the healthcare sector and media, food and beverages, and food distribution in the consumer staples area. While we are underweighting the technology and communications services sectors overall, we will focus on selected software/hardware, semiconductor, and internet content in the former and telecommunications services in the latter.

EVERGREEN
Omega Fund
Fund at a Glance as of March 31, 2001

“With further rate cuts, we believe the economy should begin to improve later this year and the market could then begin a sustained rally.”

Portfolio Management Maureen E. Cullinane, CFA Tenure:April 1989

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The healthcare sector in which the fund invests is in a period of unusually strong performance. This sector’s performance may not be expected to continue.

Smaller capitalization stock investing may offer the potential for greater long-term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 4/29/1968	Class A	Class B	Class C	Class I**
Class Inception Date	4/29/1968	8/2/1993	8/2/1993	1/13/1997

6 month with sales charge	-41.02%	-40.61%	-38.86%	n/a

6 month w/o sales charge	-37.41%	-37.66%	-37.68%	-37.36%

Average Annual Returns*

1 year with sales charge	-43.28%	-43.12%	-41.43%	n/a

1 year w/o sales charge	-39.82%	-40.31%	-40.30%	-39.72%

5 years	11.12%	11.30%	11.56%	12.63%

10 years	13.09%	13.05%	13.06%	13.86%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$1.64	$1.64	$1.64	$1.64

39.72%

*   Adjusted for maximum applicable sales charge unless noted.
** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Omega Fund, Class A shares2 , versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth), and the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 Growth and the S&P 500 are unmanaged market indexes which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Omega Fund
Portfolio Manager Interview

How did the fund perform?

The fund’s performance reflected a very difficult period for equity investing. For the six-month period ended March 31, 2001, the fund’s Class A shares returned –37.41%, before deduction of any applicable sales charges. During the same period, the Russell 1000 Growth Index returned –37.78% and the S&P 500 returned –18.75%. The median return of multi-cap growth funds was –39.66%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$1,722,693,875

Number of Holdings	68

Beta	1.13

P/E Ratio	29.6x

What were the principal factors affecting performance?

The investment environment began to deteriorate in the fourth quarter of 2000 when investors became concerned about a slowdown in economic growth and a lack of corporate spending on capital equipment, notably technology equipment. Technology companies began reporting disappointing earnings, especially when compared to year-earlier levels when their business customers were investing heavily to avoid potential Y2K computer problems. Technology stocks were the hardest hit in the general market correction, but few industries were immune from the downdraft. Even energy and healthcare stocks, which had rallied through most of 2000, slumped as investors took profits. Adding to the selling pressures, some investors engaged in tax loss selling to offset capital gains realized when the market was higher.

The confluence of all these factors contributed to a general deterioration in the equity market that extended into the first quarter of the new-year. Early in 2001, the U.S. Federal Reserve Board acted to restore liquidity and encourage economic growth by lowering short-term interest rates three successive times, but investors remained concerned that the Federal Reserve Board had not acted early enough or aggressively enough. Meanwhile, a growing list of companies reported disappointing earnings, adding to the downward pressures on the market. Growth stocks bore the brunt of the market’s revaluation.

What were your principal strategies during this period?

We lightened our technology holdings, even though we still believe in the long-term investment theme that technology will significantly improve the productivity of American industry. Technology companies, however, still are cyclical and are vulnerable to the pull of an economic slowdown. We sold the most speculative technology holdings—those with the highest price/earnings ratios—and focused on companies with solid sources of recurring revenues. These included companies in the services part of the industry such as Affiliated Computer Services, Inc. Affiliated provides information technology services such as medical claims and loan processing, as well as systems integration services.

As we lowered our emphasis on technology, we increased our weightings in the consumer sector. We expected that lower interest rates and potentially lower taxes would encourage consumer spending. We invested in retailers such as Bed Bath & Beyond, Inc. and Family Dollar Stores, Inc.; restaurant chains such as Brinker International, Inc. and Applebee’s International, Inc.; and consumer products companies such as Furniture Brands International, Inc.

EVERGREEN
Omega Fund
Portfolio Manager Interview

We also overweighted energy, particularly natural gas and oil service companies. Many energy corporations have stepped up their drilling activity as higher oil and gas prices made it economical to explore for new energy fields.

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Healthcare	23.2%

Consumer Discretionary	20.4%

Information Technology	20.2%

Financials	10.2%

Energy	9.9%

In a disappointing period for equity investing, what investments performed relatively well?

Although technology in general fared poorly, several semiconductor companies performed well, including Micron Technology, Inc. and NVIDIA Corp. Semiconductors tend to move early in economic cycles. These companies were among the first to feel the effects of an economic slowdown and they are likely to be among the first to stabilize.

In the healthcare industry, Mylan Laboratories, Inc. a generic drug manufacturer, outperformed, as did AmeriSource Healthcare Corp., a company specializing in distributing pharmaceuticals to hospitals and nursing homes.

After energy stocks corrected in the final quarter of 2000, several oil services stocks contributed positively in the first quarter of 2001, including Santa Fe International Corp. and Weatherford International, Inc.

In the consumer sector, despite a general slowdown in advertising revenues, several media stocks advanced in the first quarter of 2001, including Clear Channel Communications, Inc. and Comcast Cable Communications Corp.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

Mylan Laboratories, Inc.	4.9%

Tyco International, Ltd.	3.4%

Pfizer, Inc.	3.2%

NVIDIA Corp.	3.2%

Cardinal Health, Inc.	2.9%

Microsoft Corp.	2.8%

Comcast Cable Communications Corp.	2.7%

AOL Time Warner, Inc.	2.6%

Medtronic, Inc.	2.3%

Affiliated Computer Services, Inc.	2.1%

What is your outlook for the stock market, following a very volatile period?

We think the confidence of investors will be restored once the market stabilizes. The market has already discounted much of the economic slowdown and its impact on corporate earnings and now is in the process of building a base. It is likely that there will be a series of rallies and pullbacks. With further rate cuts, we believe the economy should begin to improve later this year and the market could then begin a sustained rally. Investors will need to adjust to a new environment and different opportunities.

We see potential in many well-managed companies, both in technology and in non-technology. With what we believe to be excellent long-term prospects, these companies may now be priced at very attractive valuations. We think with patience, investors will be rewarded.

EVERGREEN
Premier 20 Fund
Fund at a Glance as of March 31, 2001

“The fund maintains a concentrated and what we believe is a reasonably diversified portfolio of quality growth companies with above-average earnings predictability.”

Portfolio Management

Donald Bisson, CFA Maureen Cullinane, CFA Liu-Er Chen, CFA Patricia Bannan, CFA Tenure: October 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 03/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Performance results are extremely short-term, and may not provide an adequate basis for evaluating a fund’s performance potential over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments. The fund incurs 12b-1 expenses of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. The advisor is waiving a portion of its advisory fee. Had this fee not been waived, returns would have been lower.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 10/31/2000	Class A	Class B	Class C	Class I**
Class Inception Date	10/31/2000	10/31/2000	10/31/2000	10/31/2000

Since Portfolio Inception
w/ sales charge	-43.73%	-43.57%	-41.69%	n/a

Since Portfolio Inception
w/o sales charge	-40.30%	-40.60%	-40.50%	-40.30%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

This fund may experience a high turnover rate; however, it is not a principal strategy of the fund to trade frequently. High portfolio turnover can result in higher costs, which may affect fund performance.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Premier 20 Fund
Portfolio Manager Interview

How did the fund perform?

Fund performance reflected the very poor environment for stock selecting. For the five-month period since the fund’s inception on October 31, 2000 through March 31, 2001, the fund’s Class A shares returned –40.30%. Fund returns are before the deduction of any applicable sales charges. The fund’s index, the Standard & Poor’s 500, returned –18.41% for the same five-month period.

Portfolio Characteristics

(as of 3/31/2001)

Total Net Assets	$132,334,493

Number of Holdings	26

Beta	1.25

P/E Ratio	35.0x

What factors affected fund performance?

The five-month period was one of the worst we have seen in the stock market in over a decade. The NASDAQ Composite Index, for example, lost more than 45%.

At the start of the period, most investors had expected a recurrence of the trend of the past few years in which the stock market typically would rally in the final weeks of the year. The reverse occurred. Economic growth fell sharply, technology companies had earnings difficulties and the entire stock market plunged in a steep correction. In this volatile environment, disappointments had major negative impacts on concentrated funds.

Top 5 Sectors

(as a percentage of 3/31/2001 net assets)

Industrials	21.7%

Consumer Discretionary	21.3%

Information Technology	13.4%

Consumer Staples	10.8%

Healthcare	10.1%

What is your strategy in managing Evergreen Premier 20 Fund?

We will invest in companies of any market capitalization and typically have between 20 and 40 different positions. Premier 20 Fund is a stock-picker’s fund, and we concentrate on what we believe are the best companies. We like to invest in franchise companies with proven records, strong managements and earnings predictability. We also try to take advantage of longer-term secular themes, such as the expansion in wireless communications and the rising demand for computer network storage. The stocks that represent those themes did not perform well during the period, but we still have confidence in these trends for the future.

We look for stocks with significant upside potential. We believe leadership in market performance will gravitate toward those companies with significant earnings growth. In selecting companies, we also look at stock valuation. Our management style combines both top-down analysis, in selecting investment themes, and bottom-up stock analysis looking for companies with excellent records, good earnings prospects and reasonable valuations.

While the portfolio is concentrated, we also attempt to keep it reasonably diversified, with allocations to at least five sectors at any one time.

EVERGREEN
Premier 20 Fund
Portfolio Manager Interview

How have you positioned the fund?

We have emphasized four major investment themes in assembling the portfolio.

First, we have looked for companies that can take advantage of consolidation in the media industry. In a positive regulatory environment, many of the larger media companies are looking for acquisitions to become even bigger. We have focused on smaller, high-quality cable and radio companies. One of our larger holdings is Entercom Communications Corp., which owns a group of radio stations.

Secondly, we have looked for companies benefiting from the long-term growth in wireless communications. While wireless telecommunications has lagged in recent market performance, we continue to have confidence in its growth prospects. One of our major positions is Nokia Corp., ADR.

Thirdly, we have looked for companies benefiting from shortages in power generation plants and increases in natural gas demand. Major new power production plants are being planned. Virtually all these new plants are to be powered by natural gas. Taking advantage of this trend, we have looked for investments in energy services and natural companies.

Lastly, we have looked for companies that can benefit from the inevitable future growth in the internet. While internet investments have performed poorly in recent months, we believe corporations will be making more use of the worldwide web to expand their businesses and to improve their productivity. One fund holding that may be positioned to benefit is QLogic Corp., a company focused on data storage.

Beyond these four themes, we continually search for stocks of corporations with what we believe to be above-average earnings predictability.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

CVS Corp.	6.1%

Tidewater, Inc.	5.4%

Mitchell Energy & Development Corp.	5.4%

Phillip Morris Companies, Inc.	4.7%

Tyco International, Inc.	4.7%

Interpublic Group of Companies, Inc.	4.4%

BE Aerospace, Inc.	4.3%

Target Corp.	4.3%

Carnival Corp.	4.2%

Lowes Companies, Inc.	4.2%

What is your outlook?

We believe that current stock prices discount most of the poor economic and earnings news and there is reason to be optimistic. The Federal Reserve Board, for example, has moved aggressively to stimulate economic growth by cutting short-term interest rates.

We believe the worst of the stock market’s volatility may be behind us. In this environment, we are trying to take advantage of the recent corrections in stock prices in an attempt to buy great companies with strong earnings predictability, and to buy them at attractive prices. At the same time, we have not positioned the fund too aggressively, as the stock market may suffer additional shocks in the coming weeks.

The fund maintains a concentrated and what we believe is a reasonably diversified portfolio of quality growth companies with above-average earnings predictability. Despite the problems of the past five months, we think this emphasis should result in strong returns over the long-term.

EVERGREEN
Small Company Growth Fund
Fund at a Glance as of March 31, 2001

“To make above-average returns in the stock market, you need to have opportunities to buy good companies at attractive prices. We believe we have that opportunity today”

Portfolio Management Gary Craven, CFA, CPA Tenure: November 1996

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 9/11/1935	Class A	Class B	Class C	Class I**
Class Inception Date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

6 months with sales charge	-42.15%	-40.58%	-39.84%	n/a

6 months w/o sales charge	-38.65%	-38.72%	-39.10%	-38.59%

Average Annual Returns*

1 year with sales charge	-45.73%	-44.44%	-43.70%	n/a

1 year w/o sales charge	-42.41%	-42.71%	-43.01%	-42.33%

5 years	0.98%	1.62%	1.66%	2.33%

10 years	10.08%	10.51%	10.45%	10.81%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

6-month capital gain
distributions per share	$3.34	$3.34	$3.34	$3.34

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Small Company Growth Fund, Class A shares2 , versus a similar investment in the Russell 2000 Index (Russell 2000) and the Consumer Price Index (CPI).

The Russell 2000 is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Small Company Growth Fund
Portfolio Manager Interview

How did the fund perform?

Performance reflected the challenges of investing in smaller company stocks in late 2000 and early 2001. For the six-month period ended March 31, 2001, the fund’s Class A shares returned –38.65%. Fund returns are before the deduction of any applicable sales charges. During the same period, the Russell 2000 Index returned –12.96%, while the median return of mid-cap growth funds was –37.60%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$742,381,445

Number of Holdings	129

Beta	1.25

P/E Ratio	21.3x

What factors affected performance?

It was a very difficult period for investing in small company growth stocks, many of which fell by 80-to-90% from their March 2000 high points. The correction came after investors had realized extraordinarily high returns in 1999, returns that were far beyond what can be expected over the long term. In effect, the market pulled back to let reality catch up with stock prices.

The combination of slowing economic growth and disappointing corporate earnings reports led to the correction.

As economic growth slowed substantially during the six months, small and mid-sized companies lost much of their access to the capital markets. Initial public offerings of stock virtually ceased and corporate lending activity was reduced. Faced with a slowing economy and high financing costs, many corporations reduced their capital equipment spending. This had a ripple effect throughout the technology industry, which was particularly hard-hit in the correction. While technology companies were the worst performing sector, the effects of the slowdown hit virtually all areas. The exceptions were the energy, retail and consumer durables stocks.

What were your principal strategies?

We substantially reduced our weighting in technology, cutting our exposure to about 30% of net assets. The fund’s tech weighting had been as high as 45% in 1999 at the height of the rally. We retain a significant exposure to the industry, however, because we continue to believe the long-term prospects are very bright. Small company stocks tend to move in sudden and rapid bursts and we believe the fund needs to be positioned to participate in the next market move.

We have built up our positions in consumer-related stocks, particularly in retail companies, and we have increased our healthcare and financial holdings.

The retail sector is benefiting both from continued heavy spending by adolescents and by changing fashion trends. Healthcare services stocks were helped by an improving outlook for Medicare reimbursement formulas and by turn-around stories in several companies. We raised our positions in financial services to take advantage of improved pricing power of reinsurance companies. We also believed declining interest rates would lead to mortgage refinancing and benefit both mortgage companies.

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Healthcare	27.5%

Industrials	15.9%

Consumer Discretionary	13.9%

Information Technology	13.6%

Financials	11.9%

EVERGREEN
Small Company Growth Fund
Portfolio Manager Interview

In the face of the challenging market, which stocks performed relatively well for the fund?

Retail stocks were up by 20% in the portfolio. The better performers included Hot Topic, Inc., and Abercrombie & Fitch Co., both of which appeal to the very young shopper. Hot Topic gained 86% during the six months, while Abercrombie & Fitch was up 70%.

Our better performers in healthcare included Apria Healthcare Group, Inc., which provides home healthcare services. It rose by 73% during the six months. HealthSouth Corp., which manages rehabilitation and outpatient surgical centers throughout the nation, rose by 58%.

In the insurance industry, Everest Re Group, Ltd. and Berkley W.R. Corp., a property and casualty company, both were up more than 30% during the period.

In the home-building industry, Centex Corp. and Toll Brothers, Inc. both performed well, benefiting from the declines in interest rates that encouraged construction.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

Roper Industries, Inc.	4.0%

Arthur J. Gallagher & Co.	2.6%

Devry, Inc.	2.6%

Immunex Corp.	2.2%

Global Marine, Inc.	2.0%

TCF Financial Corp.	1.8%

Elan Corp. Plc, ADR	1.8%

BISYS Group, Inc.	1.8%

Cross Timbers Oil Co.	1.7%

Manor Care, Inc.	1.7%

What is your outlook for small and mid-cap stock investing?

Several potential trends can create opportunities in small and mid-cap stock investing, including:

  The prospect of an economic recovery led by the consumer;
  A revival in technology as the economy resumes its growth;
  A comeback by financial services stocks benefiting from lower interest rates;
  Scientific advances leading to the development of new pharmaceutical products.

Just as many technology stocks fell when customers’ orders declined, many should see improving prospects now that inventories have been drawn down. Two parts of the industry that may revive soon are the component manufacturers for personal computers and telecommunications handsets. Within technology, we also see significant opportunities for companies arising from the new interactive products being introduced by Sony Corp. and Microsoft, Inc. One fund holding that is a good example is Electronic Arts, Inc., which is producing interactive gaming programs for the new technological platforms.

Scientific advances in drug development, including in biotechnology, should provide significant opportunities in healthcare stocks. Immunex Corp. and Protein Design Labs, Inc. are two fund holdings with the potential to benefit from the development of new pharmaceutical products.

Despite the economic slowdown, we are not overly concerned about the possibility of recession. We believe the economy is fundamentally in balance. The Federal Reserve Board has begun to lower interest rates. As the effects of these lower rates are felt in the economy, growth should start increasing again, with early cyclical stocks in the consumer and financial services industries among the first to recover.

We are optimistic about the long-term prospects for smaller company investing. To make above-average returns in the stock market, you need to have opportunities to buy good companies at attractive prices. We believe we have that opportunity today.

EVERGREEN
Stock Selector Fund
Fund at a Glance as of March 31, 2001

“Our strategy is to have a portfolio that combines both value and growth characteristics and is well diversified, with investments across the full range of industries and sectors.”

Portolio Management William Zieff Tenure: July 2000

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes B, C, I and IS prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and IS, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

Class IS shares are institutional shares and require a minimum initial investment of $1,000,000.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

PERFORMANCE AND RETURNS[2]
Portfolio Inception
Date: 2/28/1990	Class A	Class B	Class C	Class I**	Class IS
Class Inception Date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

6 months with sales charge	-25.09%	-24.67%	-22.39%	n/a	n/a

6 months w/o sales charge	-20.51%	-20.87%	-20.87%	-20.47%	-20.54%

Average Annual Returns*

1 year with sales charge	-26.36%	-25.76%	-23.78%	n/a	n/a

1 year w/o sales charge	-21.87%	-22.51%	-22.48%	-21.71%	-21.90%

5 years	9.15%	7.78%	10.14%	10.68%	10.44%

10 years	12.11%	11.50%	12.61%	12.91%	12.76%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a	n/a
	Front-End	CDSC	CDSC

6-month income
dividends per share	$0.01	$0.00	$0.00	$0.03	$0.01

6-month capital gain
distributions per share	$0.65	$0.65	$0.65	$0.65	$0.65

* Adjusted for maximum applicable sales charge unless noted.

** Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Stock Selector Fund, Class A shares2 , versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Smaller capitalization stock investing may offer the potential for greater long-term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Stock Selector Fund
Portfolio Manager Interview

How did the fund perform?

Evergreen Stock Selector Fund Class A shares returned –20.51% for the six-month period ended March 31, 2001. Fund returns are before the deduction of any applicable sales charges. During the same period, the Standard & Poor’s 500 Index returned –18.75%, while the median return of multi-cap core funds was –19.65%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$1,031,720,374

Number of Holdings	151

Beta	1.12

P/E Ratio	18.8x

What was the investment environment like during the period?

Uncertainty about corporate earnings, an unclear economic outlook and extreme volatility in the stock market combined to make equity investors very apprehensive. Investors shifted from stocks into money markets during the six-month period, dragging down most stock valuations. While stock prices in general were pulled down in the correction, the technology sector was the hardest-hit sector, particularly after several high-tech companies warned that their earnings might be weaker than originally forecast. Other sectors experienced declines, but not as dramatically. Stocks of electric utilities and power generation companies, for example, were hit by higher energy costs and heightened concerns about the effects of the California power crisis.

In general, growth-oriented companies performed the poorest, as both corporate earnings reports and economic surveys reinforced evidence that economic growth was slowing. The volatility and uncertainty continued throughout the six-month period. For example, a brief rally was triggered in March when Dell Computer Corp. announced its earnings would meet expectations. But that rally abruptly ended in the absence of additional positive news to encourage investors.

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Financials	18.9%

Information Technology	15.6%

Healthcare	13.6%

Consumer Discretionary	11.0%

Industrials	10.2%

What were your principal strategies during the period, and how did they affect performance?

We kept the portfolio well diversified. Industry allocations broadly reflected the overall stock market, although we did have some minor overweight and underweight positions. In general, this diversified approach kept the fund’s returns from being overly influenced by any industry or company weighting. Our decision to slightly underweight technology helped relative performance during a period in which technology fell by 49.4%. One of the poorer performing positions for the fund was Cisco Systems, Inc., the internet infrastructure company, which fell 71.4% during the six months.

Our decision to overweight retail stocks also helped performance. Federated Department Stores, Inc., for example, had a 59.1% return during the six months, while Target Corp. advanced 41.3%. Other industry exposures, however, offset these positive contributions.

EVERGREEN
Stock Selector Fund
Portfolio Manager Interview

Performance was helped by stock selection within sectors. In financial services, for example, we overweighted SouthTrust Corp., which posted a 47.7% return. We underweighted some poorer-performing brokerage companies, including Morgan Stanley Dean Witter Co., Charles Schwab Corp. and American Express Co. Declining trading revenues hurt the brokerage companies.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

General Electric. Co.	4.1%

Microsoft Corp.	3.2%

Citigroup, Inc.	2.9%

Pfizer, Inc.	2.7%

Merck & Co., Inc.	2.6%

Exxon Mobil Corp.	2.2%

American International Group, Inc.	2.1%

AOL Time Warner, Inc.	2.0%

Johnson & Johnson	1.8%

International Business Machines Corp.	1.7%

How would you describe the investment process for the fund?

A team of senior investment professionals pursues a disciplined investment process. Our strategy is to have a portfolio that combines both value and growth characteristics and is well diversified, with investments across the full range of industries and sectors. We intend to invest in stocks of different market capitalizations, although we do not invest in very small-cap stocks.

We actively manage the portfolio. While we will overweight industries and sectors modestly, we seek to balance the risks to which the portfolio is exposed. We use a quantitative process in evaluating stocks, looking at factors such as valuation from balance sheets and income statements, earnings outlook and momentum. Our portfolio construction process considers an array of factors and risks that potentially could influence the fund’s returns.

The team of investment professionals makes all judgments for the fund, making qualitative judgements to review stock rankings and to make buy and sell decisions. While quantitative tools are used, they are not substituted for the judgments of the professional team.

What is your outlook for the equity market?

The outlook depends largely on how long the economic slowdown continues and how soon the “recession” in corporate earnings will end. In the near-term, we expect disappointing corporate earnings reports and persistent uncertainty about consumer spending trends. It is difficult to gauge the impact of the stock market declines on consumer confidence, which has held up well. At some point, however, as corporations follow through on their announcements of worker layoffs, growth in personal income and consumer confidence may be affected. Any significant loss in consumer confidence could limit the prospects for an immediate and sharp recovery in stock prices.

Against this backdrop, equity investors will attempt to look beyond evidence of an economic slowdown, searching for signs that a market “bottom” is close. As soon as investors believe that we are close to a market bottom, we believe stock valuations should strengthen, even in the face of continued evidence of economic weakness.

It is our belief that in the long-run, current reasonable valuations and lower interest rates provide for a favorable outlook for the stock market. In the short-run, however, we expect continued high volatility for the next one or two quarters. In this environment, we are maintaining a portfolio of high-quality stocks that may offer relative protection against downside risk if the market stumbles further. At the same time, we believe the fund is well positioned to participate in a strong market recovery.

EVERGREEN
Tax Strategic Equity Fund
Fund at a Glance as of March 31, 2001

“During this volatile time, we intend to keep the fund focused on quality companies that offer the potential of minimizing downside risk while giving the fund the opportunity to take advantage of renewed economic growth and resurgent corporate profitability.”

Portfolio Management

Jean C. Ledford, CFA Tenure:August 1999 Richard S. Welsh, CFA Tenure:August 1999

CURRENT INVESTMENT STYLE[1]

Morningstar’s Style Box is based on a portfolio date as of 3/31/2001.

The Equity Style Box placement is based on a fund’s price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 2001 Morningstar, Inc.

2 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares of an Evergreen Fund on or before December 31, 1994.

PERFORMANCE AND RETURNS[2]
Portfolio Inception Date: 9/1/1998	Class A	Class B	Class C	Class I**
Class Inception Date	9/4/1998	10/14/1998	11/4/1998	9/1/1998

6 month with sales charge	-28.43%	-28.12%	-25.89%	n/a

6 month w/o sales charge	-24.08%	-24.34%	-24.37%	-23.98%

Average Annual Returns*

1 year with sales charge	-33.96%	-33.94%	-31.91%	n/a

1 year w/o sales charge	-29.94%	-30.46%	-30.52%	-29.77%

Since Portfolio Inception	4.87%	5.54%	6.61%	7.65%

Maximum Sales Charge	5.75%	5.00%	2.00%	n/a
	Front-End	CDSC	CDSC

* Adjusted for maximum applicable sales charge unless noted.
**  Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

LONG TERM GROWTH

Comparison of a $10,000 investment in Evergreen Tax Strategic Equity Fund, Class A shares2 , versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index which does not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results, however it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of March 31, 2001 and is subject to change.

EVERGREEN
Tax Strategic Equity Fund
Portfolio Manager Interview

How did the fund perform?

Evergreen Tax Strategic Equity Fund’s Class A shares returned –24.08% for the six-month period ended March 31, 2001. Fund returns are before the deduction of any applicable sales charges. During the same period, the Standard & Poor’s 500 Index returned –18.75%, while the median return of multi-cap core funds was –19.65%, according to Lipper Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics (as of 3/31/2001)

Total Net Assets	$20,882,383

Number of Holdings	149

P/E Ratio	17.3x

What was the investment environment like during the period?

The six-month period provided a poor environment for equities as investors moved out of stocks and into money markets. The catalysts pushing investors away from stocks were uncertainty about corporate earnings growth, an unclear outlook for the economy and extreme volatility in stock prices.

Technology stocks were the hardest hit, especially after several technology companies warned that their profits would be less than anticipated. However, other sectors were also pulled down by the overall market correction. In general, growth-oriented companies had the worst returns, as corporate profit reports and news about general economic problems combined to create a general picture of an economic slowdown. Day-today volatility created some minor rallies as investors seized upon isolated positive news, but these rallies typically fizzled abruptly in the face of the lack of more consistent positive information.

Top 5 Sectors (as a percentage of 3/31/2001 net assets)

Financials	19.8%

Information Technology	16.9%

Consumer Discretionary	14.1%

Healthcare	11.7%

Industrials	9.4%

What were your principal strategies in this environment, and how did they affect performance?

We kept to our long-term discipline and maintained a portfolio that was broadly diversified. Sector weightings were consistent with the overall market, although we did modestly underweight some sectors and industries. As a general rule, we do not want performance to be overly affected by any single industry or company decision.

Over the six months, our decisions to emphasize financial services, energy and healthcare stocks helped performance, while our modest overweighting in technology held back performance.

Among sectors, security selection within the financial services and retail industries helped performance. In financial services, overweighted positions in Washington Mutual, Inc., which advanced 39.3%, and in CIT Group, Inc., which rose 66.6%, added to performance. At the same time, our decisions to underweight larger brokerage companies helped performance in a time when their earnings fell because of declines in trading revenues. In the retail industry, overweighted positions in Federated Department Stores, Inc. and Sears, Roebuck and Co. helped boost performance. Federated was up by 59.0% during the six months, while Sears, Roebuck and Co. climbed by 10.2%.

In other sectors, notably technology, performance was held back by stock selection. Overweighted positions in Ariba, Inc. and JDS Uniphase Corp. offset other

EVERGREEN
Tax Strategic Equity Fund
Portfolio Manager Interview

gains in the portfolio. Ariba fell by 94.5% during the period, while JDs Uniphase lost 80.5% of its stock value.

The declines in the overall market did give us the opportunity to realize capital losses opportunistically, which should contribute significantly to the fund’s tax efficiency going forward.

Top 10 Holdings (as a percentage of 3/31/2001 net assets)

General Electric Co.	4.3%

Exxon Mobil Corp.	2.5%

Merck & Co., Inc.	2.4%

Pfizer, Inc.	2.4%

Microsoft Corp.	2.3%

AOL Time Warner, Inc.	2.3%

International Business Machines Corp.	2.2%

Citigroup, Inc.	2.1%

Wal-Mart Stores, Inc.	2.1%

Intel Corp.	1.6%

How are portfolio decisions made for the fund?

Our objective is long-term growth in capital with a strategy that seeks to minimize both taxable capital gains and taxable current income.

We use a team approach to management. A group of senior investment professionals make qualitative judgements in reviewing stock rankings and buy and sell decisions. While we use quantitative tools in gathering information, the professionals make the investment decisions, not the computers.

The investment team actively manages a well-diversified portfolio that has both value and growth characteristics. The portfolio is invested across the full range of industries, and it includes companies of different sizes, although we avoid very small capitalization stocks. We will overweight industries and sectors modestly, but we are careful to manage the risks to which the portfolio is exposed. Our quantitative analysis covers a variety of factors, including company valuations, earnings outlooks, and momentum.

What is your outlook for the stock market?

We expect the upcoming period for corporate earnings reports to be disappointing. So far, corporate profit issues have had only a moderate impact on consumer spending. However, that may change when companies implement plans to lay off workers. These layoffs should affect personal income and could erode consumer confidence. Any loss of consumer confidence could, in turn, affect future corporate profitability.

We do not expect any permanent improvement in either corporate earnings or stock market performance until the third or fourth quarters of this year. The outlook for equities depends largely on how long the economic slowdown persists and how soon the deteriorating corporate earnings reports end.

During this volatile time, we intend to keep the fund focused on quality companies that offer the potential of minimizing downside risk while giving the fund the opportunity to take advantage of renewed economic growth and resurgent corporate profitability. We continue to manage the risks to maintain portfolio characteristics consistent with the overall market.

EVERGREEN
Aggressive Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS A SHARES

Net asset value, beginning of period	$ 38.14	$ 25.87	$ 21.26	$ 23.48	$ 21.04	$ 17.37

Income from investment operations

Net investment loss	(0.05)	(0.24)	(0.22)	(0.25)	(0.21)	(0.15)

Net realized and unrealized gains or losses on securities	(12.90)	15.78	7.46	(1.12)	2.65	4.46

Total from investment operations	(12.95)	15.54	7.24	(1.37)	2.44	4.31

Distributions to shareholders from

Net realized gains	(10.33)	(3.27)	(2.63)	(0.85)	0	(0.64)

Net asset value, end of period	$ 14.86	$ 38.14	$ 25.87	$ 21.26	$ 23.48	$ 21.04

Total return*	(40.72%)	64.76%	36.92%	(5.93%)	11.60%	25.62%

Ratios and supplemental data

Net assets, end of period (thousands)	$160,385	$284,984	$166,524	$137,776	$173,982	$96,608

Ratios to average net assets
Expenses‡	1.19%†	1.12%	1.18%	1.33%	1.26%	1.22%

Net investment loss	(0.32%)†	(0.70%)	(0.92%)	(1.14%)	(1.05%)	(0.86%)

Portfolio turnover rate	133%	203%	86%	22%	56%	33%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS B SHARES

Net asset value, beginning of period	$ 36.50	$ 25.04	$ 20.78	$ 23.18	$ 20.89	$ 17.35

Income from investment operations

Net investment loss	(0.21)	(0.54)	(0.40)	(0.41)	(0.37)	(0.16)

Net realized and unrealized gains or losses on securities	(12.14)	15.27	7.29	(1.14)	2.66	4.34

Total from investment operations	(12.35)	14.73	6.89	(1.55)	2.29	4.18

Distributions to shareholders from

Net realized gains	(10.33)	(3.27)	(2.63)	(0.85)	0	(0.64)

Net asset value, end of period	$ 13.82	$ 36.50	$ 25.04	$ 20.78	$ 23.18	$ 20.89

Total return*	(40.97%)	63.56%	36.00%	(6.82%)	10.96%	24.88%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 80,684	$134,252	$ 56,466	$ 36,301	$ 41,167	$21,644

Ratios to average net assets
Expenses‡	1.94%†	1.88%	1.93%	2.08%	2.02%	1.98%

Net investment loss	(1.06%)†	(1.44%)	(1.67%)	(1.88%)	(1.80%)	(1.60%)

Portfolio turnover rate	133%	203%	86%	22%	56%	33%

#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Aggressive Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS C SHARES

Net asset value, beginning of period	$ 36.42	$ 24.98	$20.75	$23.16	$20.88	$17.31

Income from investment operations

Net investment loss	(0.29)	(0.58)	(0.39)	(0.41)	(0.36)	(0.15)

Net realized and unrealized gains or losses on securities	(12.02)	15.29	7.25	(1.15)	2.64	4.36

Total from investment operations	(12.31)	14.71	6.86	(1.56)	2.28	4.21

Distributions to shareholders from

Net realized gains	(10.33)	(3.27)	(2.63)	(0.85)	0	(0.64)

Net asset value, end of period	$ 13.78	$ 36.42	$24.98	$20.75	$23.16	$20.88

Total return*	(40.95%)	63.64%	35.90%	(6.87%)	10.92%	25.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$11,070	$15,736	$4,685	$2,570	$3,992	$ 991

Ratios to average net assets
Expenses‡	1.94%†	1.91%	1.92%	2.08%	2.02%	1.96%

Net investment loss	(1.03%)†	(1.40%)	(1.67%)	(1.88%)	(1.80%)	(1.57%)

Portfolio turnover rate	133%	203%	86%	22%	56%	33%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS I SHARES ††

Net asset value, beginning of period	$ 38.86	$ 26.23	$ 21.46	$ 23.57	$ 21.09	$ 17.38

Income from investment operations

Net investment loss	(0.01)	(0.16)	(0.17)	(0.20)	(0.17)	(0.06)

Net realized and unrealized gains or losses on securities	(13.22)	16.06	7.57	(1.06)	2.65	4.41

Total from investment operations	(13.23)	15.90	7.40	(1.26)	2.48	4.35

Distributions to shareholders from

Net realized gains	(10.33)	(3.27)	(2.63)	(0.85)	0	(0.64)

Net asset value, end of period	$ 15.30	$ 38.86	$ 26.23	$ 21.46	$ 23.57	$ 21.09

Total return	(40.68%)	65.30%	37.36%	(5.43%)	11.76%	25.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$23,571	$48,523	$28,867	$28,314	$44,384	$25,918

Ratios to average net assets
Expenses‡	0.93%†	0.88%	0.93%	1.08%	1.01%	0.97%

Net investment loss	(0.09%)†	(0.44%)	(0.67%)	(0.89%)	(0.78%)	(0.60%)

Portfolio turnover rate	133%	203%	86%	22%	56%	33%

#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Capital Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999	1998	1997	1996

CLASS A SHARES (a)

Net asset value, beginning of period	$ 27.29	$ 24.38	$ 22.71	$ 22.42	$ 19.36	$ 16.02

Income from investment operations

Net investment income (loss)	0.04	(0.02)	(0.05)	(0.10)	(0.02)	0.11

Net realized and unrealized gains or losses on securities	(0.52)	3.44	4.27	2.34	5.87	3.73

Total from investment operations	(0.48)	3.42	4.22	2.24	5.85	3.84

Distributions to shareholders from

Net investment income	0	0	0	(0.01)	0	0

Net realized gains	(2.20)	(0.51)	(2.55)	(1.94)	(2.79)	(0.50)

Total distributions to shareholders	(2.20)	(0.51)	(2.55)	(1.95)	(2.79)	(0.50)

Net asset value, end of period	$ 24.61	$ 27.29	$ 24.38	$ 22.71	$ 22.42	$ 19.36

Total return*	(2.31%)	14.21%	20.21%	10.72%	34.78%	24.63%

Ratios and supplemental data	$247,182	$222,615	$285,690	$145,117	$65,703	$31,889

Ratios to average net assets
Expenses‡	1.44%†	1.65%	1.39%	1.34%	1.41%	1.43%

Net investment income (loss)	0.27%†	(0.07%)	(0.21%)	0.06%	0.53%	0.51%

Portfolio turnover rate	24%	77%	82%	104%	64%	98%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30, 2000 (b) #

CLASS B SHARES (a)

Net asset value, beginning of period	$ 27.11	$ 24.33

Income from investment operations

Net investment loss	(0.07)	(0.14)

Net realized and unrealized gains or losses on securities	(0.49)	3.43

Total from investment operations	(0.56)	3.29

Distributions to shareholders from

Net realized gains	(2.20)	(0.51)

Net asset value, end of period	$ 24.35	$ 27.11

Total return*	(2.64%)	13.70%

Ratios and supplemental data

Net assets, end of period (thousands)	$86,331	$18,423

Ratios to average net assets
Expenses‡	2.22%†	2.35%†

Net investment loss	(0.57%)†	(0.59%)†

Portfolio turnover rate	24%	77%

(a)
Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y, respectively, of Evergreen Capital Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Capital Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Growth Fund.

(b)	For the period from October 25, 1999 (commencement of class operations) to September 30, 2000.
#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Capital Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999	1998	1997	1996

CLASS C SHARES (a)

Net asset value, beginning of period	$ 25.49	$ 22.97	$ 21.72	$ 21.68	$ 18.92	$ 15.79

Income from investment operations

Net investment loss	(0.06)	(0.19)	(0.22)	(0.08)	0	(0.04)

Net realized and unrealized gains or losses on securities	(0.46)	3.22	4.02	2.07	5.55	3.67

Total from investment operations	(0.52)	3.03	3.80	1.99	5.55	3.63

Distributions to shareholders from

Net investment income	0	0	0	(0.01)	0	0

Net realized gains	(2.20)	(0.51)	(2.55)	(1.94)	(2.79)	(0.50)

Total distributions to shareholders	(2.20)	(0.51)	(2.55)	(1.95)	(2.79)	(0.50)

Net asset value, end of period	$ 22.77	$ 25.49	$ 22.97	$ 21.72	$ 21.68	$ 18.92

Total return*	(2.65%)	13.37%	19.08%	9.86%	33.88%	23.64%

Ratios and supplemental data

Net assets, end of period (thousands)	$243,983	$223,242	$253,281	$196,751	$113,587	$68,213

Ratios to average net assets
Expenses‡	2.19%†	2.41%	2.14%	2.09%	2.16%	2.18%

Net investment loss	(0.48%)†	(0.82%)	(0.96%)	(0.70%)	(0.22%)	(0.24%)

Portfolio turnover rate	24%	77%	82%	104%	64%	98%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999	1998 (b)

CLASS I SHARES (a) ††

Net asset value, beginning of period	$27.49	$24.50	$22.74	$20.81

Income from investment operations

Net investment income	0.05	0.12	0	0.02

Net realized and unrealized gains or losses on securities	(0.49)	3.38	4.31	2.16

Total from investment operations	(0.44)	3.50	4.31	2.18

Distributions to shareholders from

Net realized gains	(2.20)	(0.51)	(2.55)	(0.25)

Net asset value, end of period	$24.85	$27.49	$24.50	$22.74

Total return	(2.14% )	14.48%	20.57%	10.56%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 922	$ 37	$ 1	$ 1

Ratios to average net assets
Expenses‡	1.23%†	1.34%	1.13%	1.09%†

Net investment income	0.38%†	0.47%	0.08%	0.38%†

Portfolio turnover rate	24%	77%	82%	104%

(a)
Effective October 25, 1999, shareholders of Mentor Capital Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y, respectively, of Evergreen Capital Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Capital Growth Portfolio was redesignated as that of Class C shares of Evergreen Capital Growth Fund.

(b)	For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Evergreen Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS A SHARES

Net asset value, beginning of period	$ 16.88	$ 24.24	$21.11	$22.96	$17.64	$15.55

Income from investment operations

Net investment income (loss)	(0.02)	(0.12)	0.02	0.06	0.11	0.12

Net realized and unrealized gains or losses on securities	(4.04)	2.79	3.22	(1.31)	5.71	2.61

Total from investment operations	(4.06)	2.67	3.24	(1.25)	5.82	2.73

Distributions to shareholders from

Net investment income	0	0	(0.04)	(0.10)	(0.09)	(0.06)

Net realized gains	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.58)

Total distributions to shareholders	(0.21)	(10.03)	(0.11)	(0.60)	(0.50)	(0.64)

Net asset value, end of period	$ 12.61	$ 16.88	$24.24	$21.11	$22.96	$17.64

Total return*	(24.27%)	11.07%	15.34%	(5.59%)	33.72%	18.07%

Ratios and supplemental data

Net assets, end of period (millions)	$ 107	$ 161	$ 180	$ 183	$ 161	$ 87

Ratios to average net assets
Expenses‡	1.50%†	1.43%	1.39%	1.44%	1.40%	1.45%

Net investment income (loss)	(0.26%)†	(0.49%)	0.06%	0.24%	0.58%	0.63%

Portfolio turnover rate	80%	119%	35%	7%	12%	15%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS B SHARES

Net asset value, beginning of period	$ 16.21	$ 23.80	$20.82	$22.69	$17.49	$15.48

Income from investment operations

Net investment loss	(0.06)	(0.28)	(0.17)	(0.12)	(0.03)	(0.03)

Net realized and unrealized gains or losses on securities	(3.89)	2.72	3.22	(1.25)	5.64	2.64

Total from investment operations	(3.95)	2.44	3.05	(1.37)	5.61	2.61

Distributions to shareholders from

Net investment income	0	0	0	0	0	(0.02)

Net realized gains	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.58)

Total distributions to shareholders	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.60)

Net asset value, end of period	$ 12.05	$ 16.21	$23.80	$20.82	$22.69	$17.49

Total return*	(24.60%)	10.22%	14.65%	(6.18%)	32.69%	17.29%

Ratios and supplemental data

Net assets, end of period (millions)	$ 373	$ 553	$ 646	$ 624	$ 503	$ 254

Ratios to average net assets
Expenses‡	2.26%†	2.18%	2.14%	2.19%	2.15%	2.18%

Net investment loss	(1.02%)†	(1.23%)	(0.70%)	(0.50%)	(0.16%)	(0.10%)

Portfolio turnover rate	80%	119%	35%	7%	12%	15%

#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Evergreen Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS C SHARES

Net asset value, beginning of period	$ 16.18	$ 23.77	$20.79	$22.66	$17.47	$15.48

Income from investment operations

Net investment loss	(0.06)	(0.28)	(0.16)	(0.11)	(0.04)	0

Net realized and unrealized gains or losses on securities	(3.89)	2.72	3.21	(1.26)	5.64	2.61

Total from investment operations	(3.95)	2.44	3.05	(1.37)	5.60	2.61

Distributions to shareholders from

Net investment income	0	0	0	0	0	(0.04)

Net realized gains	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.58)

Total distributions to shareholders	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.62)

Net asset value, end of period	$ 12.02	$ 16.18	$23.77	$20.79	$22.66	$17.47

Total return*	(24.64%)	10.23%	14.67%	(6.19%)	32.67%	17.29%

Ratios and supplemental data

Net assets, end of period (millions)	$ 7	$ 11	$ 14	$ 13	$ 9	$ 6

Ratios to average net assets
Expenses‡	2.26%†	2.18%	2.14%	2.19%	2.16%	2.14%

Net investment loss	(1.01%)†	(1.24%)	(0.70%)	(0.50%)	(0.18%)	(0.07%)

Portfolio turnover rate	80%	119%	35%	7%	12%	15%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 #	1996

CLASS I SHARES††

Net asset value, beginning of period	$ 17.20	$ 24.48	$21.25	$23.07	$17.71	$15.59

Income from investment operations

Net investment income (loss)	0	(0.06)	0.07	0.12	0.16	0.24

Net realized and unrealized gains or losses on securities	(4.12)	2.81	3.28	(1.30)	5.73	2.55

Total from investment operations	(4.12)	2.75	3.35	(1.18)	5.89	2.79

Distributions to shareholders from

Net investment income	0	0	(0.05)	(0.14)	(0.12)	(0.09)

Net realized gains	(0.21)	(10.03)	(0.07)	(0.50)	(0.41)	(0.58)

Total distributions to shareholders	(0.21)	(10.03)	(0.12)	(0.64)	(0.53)	(0.67)

Net asset value, end of period	$ 12.87	$ 17.20	$24.48	$21.25	$23.07	$17.71

Total return	(24.17%)	11.32%	15.79%	(5.25%)	34.08%	18.43%

Ratios and supplemental data

Net assets, end of period (millions)	$ 617	$ 887	$1,086	$1,028	$1,104	$ 841

Ratios to average net assets
Expenses‡	1.26%†	1.18%	1.14%	1.18%	1.15%	1.15%

Net investment income (loss)	(0.02%)†	(0.23%)	0.30%	0.49%	0.80%	0.93%

Portfolio turnover rate	80%	119%	35%	7%	12%	15%

#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999	1998	1997	1996

CLASS A SHARES (a)

Net asset value, beginning of period	$ 25.11	$ 15.99	$ 14.60	$ 19.94	$ 18.47	$ 16.08

Income from investment operations

Net investment loss	(0.06)	(0.20)	(0.12)	(0.12)	(0.17)	(0.10)

Net realized and unrealized gains or losses on securities	(5.72)	10.19	2.07	(4.03)	4.19	4.23

Total from investment operations	(5.78)	9.99	1.95	(4.15)	4.02	4.13

Distributions to shareholders from

Net realized gains	(5.69)	(0.87)	(0.56)	(1.19)	(2.55)	(1.74)

Net asset value, end of period	$ 13.64	$ 25.11	$ 15.99	$ 14.60	$ 19.94	$ 18.47

Total return*	(26.75%)	65.01%	13.90%	(22.08%)	25.81%	29.15%

Ratios and supplemental data

Net assets, end of period (thousands)	$78,819	$114,248	$92,229	$77,720	$105,033	$40,272

Ratios to average net assets
Expenses‡	1.34%†	1.44%	1.30%	1.26%	1.28%	1.28%

Net investment loss	(0.71%)†	(0.91%)	(0.71%)	(0.56%)	(0.67%)	(0.39%)

Portfolio turnover rate	64%	137%	108%	88%	77%	105%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30, 2000 (b)

CLASS B SHARES (a)

Net asset value, beginning of period	$ 23.97	$14.88

Income from investment operations

Net investment loss	(0.12)	(0.35)

Net realized and unrealized gains or losses on securities	(5.42)	10.31

Total from investment operations	(5.54)	9.96

Distributions to shareholders from

Net realized gains	(5.69)	(0.87)

Net asset value, end of period	$ 12.74	$23.97

Total return*	(27.09%)	69.62%

Ratios and supplemental data

Net assets, end of period (millions)	$ 6,446	$6,155

Ratios to average net assets
Expenses‡	2.08%†	2.14%†

Net investment loss	(1.47%)†	(1.60%)†

Portfolio turnover rate	64%	137%

(a)
Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y, respectively, of Evergreen Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Growth Portfolio was redesignated as that of Class C shares of Evergreen Growth Fund.

(b)	For the period from October 18, 1999 (commencement of class operations) to September 30, 2000.
#	Net investment loss is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999	1998	1997	1996

CLASS C SHARES (a)

Net asset value, beginning of period	$ 23.94	$ 15.39	$ 14.18	$ 19.53	$ 18.29	$ 16.05

Income from investment operations

Net investment loss	(0.12)	(0.35)	(0.25)	(0.23)	(0.22)	(0.17)

Net realized and unrealized gains or losses on securities	(5.41)	9.77	2.02	(3.93)	4.01	4.15

Total from investment operations	(5.53)	9.42	1.77	(4.16)	3.79	3.98

Distributions to shareholders from

Net realized gains	(5.69)	(0.87)	(0.56)	(1.19)	(2.55)	(1.74)

Net asset value, end of period	$ 12.72	$ 23.94	$ 15.39	$ 14.18	$ 19.53	$ 18.29

Total return*	(27.08%)	63.79%	13.01%	(22.62%)	24.66%	28.18%

Ratios and supplemental data

Net assets, end of period (thousands)	$312,106	$439,879	$334,484	$383,188	$506,230	$371,578

Ratios to average net assets
Expenses‡	2.08%†	2.20%	2.05%	2.01%	2.03%	2.03%

Net investment loss	(1.46%)†	(1.67%)	(1.45%)	(1.30%)	(1.42%)	(1.13%)

Portfolio turnover rate	64%	137%	108%	88%	77%	105%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999	1998 (b)

CLASS I SHARES (a) ††

Net asset value, beginning of period	$ 25.28	$ 16.05	$ 14.63	$ 18.12

Income from investment operations

Net investment loss	(0.04)	(0.15)	(0.07)	(0.02)

Net realized and unrealized gains or losses on securities	(5.77)	10.25	2.05	(3.28)

Total from investment operations	(5.81)	10.10	1.98	(3.30)

Distributions to shareholders from

Net realized gains	(5.69)	(0.87)	(0.56)	(0.19)

Net asset value, end of period	$ 13.78	$ 25.28	$ 16.05	$ 14.63

Total return	(26.68%)	65.47%	14.08%	(18.36%)

Ratios and supplemental data

Net assets, end of period (thousands)	$123,497	$136,704	$35,427	$25,353

Ratios to average net assets
Expenses‡	1.09%†	1.18%	1.05%	1.01%†

Net investment loss	(0.47%)†	(0.65%)	(0.47%)	(0.04%)†

Portfolio turnover rate	64%	137%	108%	88%

(a)
Effective October 18, 1999, shareholders of Mentor Growth Portfolio Class A, Class B and Class Y shares became owners of that number of full and fractional shares of Class A, Class C and Class Y, respectively, of Evergreen Growth Fund. Additionally, the accounting and performance history of Class B shares of Mentor Growth Portfolio was redesignated as that of Class C shares of Evergreen Growth Fund.

(b)	For the period from November 19, 1997 (commencement of class operations) to September 30, 1998.
#	Net investment loss is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Large Company Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 #	1998 (a) #

CLASS A SHARES

Net asset value, beginning of period	$ 12.64	$11.03	$ 9.67	$9.12

Income from investment operations

Net investment income (loss)	0	(0.05)	(0.03)	0.01

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(3.37)	3.46	2.73	0.54

Total from investment operations	(3.37)	3.41	2.70	0.55

Distributions to shareholders from

Net realized gains	(2.63)	(1.80)	(1.34)	0

Net asset value, end of period	$ 6.64	$12.64	$11.03	$9.67

Total return*	(30.99%)	33.16%	30.15%	6.03%

Ratios and supplemental data

Net assets, end of period (millions)	$ 670	$1,090	$ 862	$706

Ratios to average net assets
Expenses‡	0.98%†	0.95%	1.00%	1.10%†

Net investment income (loss)	(0.08%)†	(0.34%)	(0.29%)	0.08%†

Portfolio turnover rate	101%	147%	132%	141%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,				Year Ended October 31,
		2000	1999 #	1998 #	1997 (b) #	1996	1995

CLASS B SHARES

Net asset value, beginning of period	$ 12.34	$10.89	$ 9.63	$10.61	$ 8.68	$ 8.05	$ 7.54

Income from investment operations

Net investment income (loss)	(0.03)	(0.21)	(0.11)	(0.03)	0.01	(0.04)	(0.02)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(3.27)	3.46	2.71	0.39	2.96	1.04	1.13

Total from investment operations	(3.30)	3.25	2.60	0.36	2.97	1.00	1.11

Distributions to shareholders from

Net investment income	0	0	0	(0.02)	0	(0.01)	0

Net realized gains	(2.63)	(1.80)	(1.34)	(1.32)	(1.04)	(0.36)	(0.60)

Total distributions to shareholders	(2.63)	(1.80)	(1.34)	(1.34)	(1.04)	(0.37)	(0.60)

Net asset value, end of period	$ 6.41	$12.34	$10.89	$ 9.63	$10.61	$ 8.68	$ 8.05

Total return*	(31.24%)	31.99%	29.15%	3.87%	37.74%	12.95%	15.05%

Ratios and supplemental data

Net assets, end of period (millions)	$ 54	$ 86	$ 103	$ 130	$ 920	$ 497	$ 492

Ratios to average net assets
Expenses‡	1.73%†	1.71%	1.75%	1.36%	1.19%†	1.91%	2.01%

Net investment income (loss)	(0.83%)†	(1.09%)	(1.03%)	(0.26%)	0.12%†	(0.48%)	(0.25%)

Portfolio turnover rate	101%	147%	132%	141%	71%	156%	140%

(a)	For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
(b)	For the eleven months ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.
#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Large Company Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 #	1998 (a) #

CLASS C SHARES

Net asset value, beginning of period	$ 12.35	$10.89	$ 9.63	$ 9.25

Income from investment operations

Net investment loss	(0.03)	(0.04)	(0.12)	(0.07)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(3.28)	3.30	2.72	0.45

Total from investment operations	(3.31)	3.26	2.60	0.38

Distributions to shareholders from

Net realized gains	(2.63)	(1.80)	(1.34)	0

Net asset value, end of period	$ 6.41	$12.35	$10.89	$ 9.63

Total return*	(31.29%)	32.08%	29.15%	4.11%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 7,062	$7,176	$2,452	$ 453

Ratios to average net assets
Expenses‡	1.73%†	1.71%	1.75%	1.84%†

Net investment loss	(0.79%)†	(1.11%)	(1.08%)	(0.80%)†

Portfolio turnover rate	101%	147%	132%	141%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 (b) #

CLASS I SHARES ††

Net asset value, beginning of period	$12.51	$10.92	$11.28

Income from investment operations

Net investment income (loss)	0.01	(0.01)	0

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(3.33)	3.40	(0.36)

Total from investment operations	(3.32)	3.39	(0.36)

Distributions to shareholders from

Net realized gains	(2.63)	(1.80)	0

Net asset value, end of period	$ 6.56	$12.51	$10.92

Total return	(30.91%)	33.34%	(3.19%)

Ratios and supplemental data

Net assets, end of period (thousands)	$2,266	$2,602	$ 238

Ratios to average net assets
Expenses‡	0.73%†	0.71%	0.75%†

Net investment income (loss)	0.20%†	(0.14%)	(0.10%)†

Portfolio turnover rate	101%	147%	132%

(a)	For the period from January 22, 1998 (commencement of class operations) to September 30, 1998.
(b)	For the period from June 30, 1999 (commencement of class operations) to September 30, 1999.
#	Net investment income (loss) per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Masters Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 13.22	$ 10.05	$ 10.00

Income from investment operations

Net investment loss	(0.04)	(0.10)	(0.05)

Net realized and unrealized gains on securities	2.83	3.27	0.10

Total from investment operations	2.79	3.17	0.05

Distributions to shareholders from

Net realized gains	(1.77)	0	0

Net asset value, end of period	$ 8.58	$ 13.22	$ 10.05

Total return*	(24.05%)	31.54%	0.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$134,155	$192,473	$167,848

Ratios to average net assets
Expenses‡	1.58%†	1.58%	1.72%†

Net investment loss	(0.78%)†	(0.78%)	(0.70%)†

Portfolio turnover rate	45%	111%	63%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (a)

CLASS B SHARES

Net asset value, beginning of period	$ 13.07	$ 10.01	$ 10.00

Income from investment operations

Net investment loss	(0.08)	(0.19)	(0.09)

Net realized and unrealized gains on securities	2.79	3.25	0.10

Total from investment operations	2.71	3.06	0.01

Distributions to shareholders from

Net realized gains	(1.77)	0	0

Net asset value, end of period	$ 8.43	$ 13.07	$ 10.01

Total return*	(24.35%)	30.57%	0.10%

Ratios and supplemental data

Net assets, end of period (thousands)	$112,738	$133,637	$ 82,979

Ratios to average net assets
Expenses‡	2.34%†	2.34%	2.47%†

Net investment loss	(1.53%)†	(1.54%)	(1.48%)†

Portfolio turnover rate	45%	111%	63%

(a)	For the period from December 31, 1998 (commencement of class operations) to September 30, 1999.
*	Excluding applicable sales charges.
#	Net investment loss per share is based on average shares outstanding during the period.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Masters Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (a)

CLASS C SHARES

Net asset value, beginning of period	$ 13.05	$ 10.00	$10.00

Income from investment operations

Net investment loss	(0.08)	(0.19)	(0.09)

Net realized and unrealized gains on securities	2.79	3.24	0.09

Total from investment operations	2.71	3.05	0

Distributions to shareholders from

Net realized gains	(1.77)	0	0

Net asset value, end of period	$ 8.41	$ 13.05	$10.00

Total return*	(24.39%)	30.50%	0.00%

Ratios and supplemental data

Net assets, end of period (thousands)	$11,197	$11,387	$4,837

Ratios to average net assets
Expenses‡	2.35%†	2.35%	2.47%†

Net investment loss	(1.53%)†	(1.55%)	(1.48%)†

Portfolio turnover rate	45%	111%	63%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (a)

CLASS I SHARES ††

Net asset value, beginning of period	$ 13.27	$10.07	$10.00

Income from investment operations

Net investment loss	(0.03)	(0.07)	(0.01)

Net realized and unrealized gains on securities	2.84	3.27	0.08

Total from investment operations	2.81	3.20	0.07

Distributions to shareholders from

Net realized gains	(1.77)	0	0

Net asset value, end of period	$ 8.63	$13.27	$10.07

Total return	(23.95%)	31.78%	0.70%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 2,721	$4,479	$3,348

Ratios to average net assets
Expenses‡	1.33%†	1.34%	1.50%†

Net investment loss	(0.53%)†	(0.53%)	(0.43%)†

Portfolio turnover rate	45%	111%	63%

(a)	For the period from December 31 1998 (commencement of class operations) to September 30, 1999.
*	Excluding applicable sales charges.
#	Net investment loss per share is based on average shares outstanding during the period.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Omega Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,				Year Ended December 31,
		2000 #	1999 #	1998 #	1997 (a) #	1996	1995

CLASS A SHARES

Net asset value, beginning of period	$ 38.93	$ 26.82	$ 21.50	$ 22.69	$ 19.52	$ 19.56	$ 15.54

Income from investment operations

Net investment loss	(0.09)	(0.22)	(0.17)	(0.09)	(0.03)	(0.06)	0

Net realized and unrealized gains or losses on securities	(14.09)	13.32	8.10	1.03	4.05	2.15	5.58

Total from investment operations	(14.18)	13.10	7.93	0.94	4.02	2.09	5.58

Distributions to shareholders from

Net realized gains	(1.64)	(0.99)	(2.61)	(2.13)	(0.85)	(2.13)	(1.56)

Net asset value, end of period	$ 23.11	$ 38.93	$ 26.82	$ 21.50	$ 22.69	$ 19.52	$ 19.56

Total return*	(37.41%)	49.83%	39.56%	4.43%	21.45%	11.31%	36.94%

Ratios and supplemental data

Net assets, end of period (thousands)	$577,180	$ 865,958	$371,361	$156,220	$162,847	$154,825	$135,079

Ratios to average net assets
Expenses‡	1.28%†	(1.18%)	1.30%	1.32%	1.32%†	1.33%	1.38%

Net investment loss	(0.59%)†	(0.59%)	(0.66%)	(0.38%)	(0.20%)†	(0.29%)	0%

Portfolio turnover rate	116%	152%	120%	159%	76%	173%	159%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,				Year Ended December 31,
		2000 #	1999 #	1998 #	1997 (a) #	1996	1995

CLASS B SHARES

Net asset value, beginning of period	$ 35.92	$ 24.99	$ 20.32	$ 21.71	$ 18.83	$ 19.10	$ 15.34

Income from investment operations

Net investment loss	(0.18)	(0.46)	(0.34)	(0.25)	(0.15)	(0.17)	(0.09)

Net realized and unrealized gains or losses on securities	(12.96)	12.38	7.62	0.99	3.88	2.03	5.41

Total from investment operations	(13.14)	11.92	7.28	0.74	3.73	1.86	5.32

Distributions to shareholders from

Net realized gains	(1.64)	(0.99)	(2.61)	(2.13)	(0.85)	(2.13)	(1.56)

Net asset value, end of period	$ 21.14	$ 35.92	$ 24.99	$ 20.32	$ 21.71	$ 18.83	$ 19.10

Total return*	(37.66%)	48.72%	38.57%	3.64%	20.68%	10.31%	35.70%

Ratios and supplemental data

Net assets, end of period (thousands)	$910,314	$1,349,647	$372,956	$114,068	$110,349	$ 89,921	$ 71,636

Ratios to average net assets
Expenses‡	2.03%†	1.94%	2.05%	2.10%	2.18%†	2.20%	2.29%

Net investment loss	(1.34%)†	(1.35%)	(1.41%)	(1.16%)	(1.06%)†	(1.15%)	(0.94%)

Portfolio turnover rate	116%	152%	120%	159%	76%	173%	159%

(a)	For the nine months ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Omega Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,				Year Ended December 31,
		2000 #	1999 #	1998 #	1997 (a) #	1996	1995

CLASS C SHARES

Net asset value, beginning of period	$ 36.01	$ 25.05	$ 20.37	$ 21.74	$ 18.86	$ 19.13	$ 15.37

Income from investment operations

Net investment loss	(0.18)	(0.47)	(0.33)	(0.25)	(0.15)	(0.18)	(0.13)

Net realized and unrealized gains or losses on securities	(13.00)	12.42	7.62	1.01	3.88	2.04	5.45

Total from investment operations	(13.18)	11.95	7.29	0.76	3.73	1.86	5.32

Distributions to shareholders from

Net realized gains	(1.64)	(0.99)	(2.61)	(2.13)	(0.85)	(2.13)	(1.56)

Net asset value, end of period	$ 21.19	$ 36.01	$ 25.05	$ 20.37	$ 21.74	$ 18.86	$ 19.13

Total return*	(37.68%)	48.73%	38.52%	3.73%	20.65%	10.29%	35.62%

Ratios and supplemental data

Net assets, end of period (thousands)	$218,349	$285,022	$26,929	$13,752	$16,067	$17,628	$13,963

Ratios to average net assets
Expenses‡	2.03%†	1.95%	2.04%	2.11%	2.18%†	2.21%	2.30%

Net investment loss	(1.34%)†	(1.37%)	(1.40%)	(1.16%)	(1.05%)†	(1.17%)	(0.91%)

Portfolio turnover rate	116%	152%	120%	159%	76%	173%	159%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 #	1997 (b) #

CLASS I SHARES††

Net asset value, beginning of period	$ 39.23	$ 26.96	$21.54	$22.68	$19.98

Income from investment operations

Net investment loss	(0.05)	(0.13)	(0.11)	(0.02)	(0.01)

Net realized and unrealized gains or losses on securities	(14.22)	13.39	8.14	1.01	3.56

Total from investment operations	(14.27)	13.26	8.03	0.99	3.55

Distributions to shareholders from

Net realized gains	(1.64)	(0.99)	(2.61)	(2.13)	(0.85)

Net asset value, end of period	$ 23.32	$ 39.23	$26.96	$21.54	$22.68

Total return	(37.36%)	50.17%	39.99%	4.67%	18.60%

Ratios and supplemental data

Net assets, end of period (thousands)	$16,850	$23,520	$4,586	$ 571	$ 5

Ratios to average net assets
Expenses‡	1.03%†	0.94%	1.05%	1.11%	1.24%†

Net investment loss	(0.34%†)	(0.36%)	(0.42%)	(0.09%)	(0.21%†)

Portfolio turnover rate	116%	152%	120%	159%	76%

(a)	For the nine months ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.

(b)	For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.

#	Net investment loss per share is based on average shares outstanding during the period.

*	Excluding applicable sales charges.

‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†	Annualized.

††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Premier 20 Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended March 31, 2001 (a) (Unaudited)

CLASS A SHARES

Net asset value, beginning of period	$ 10.00

Income from investment operations

Net investment income	0

Net realized and unrealized losses on securities	(4.03)

Total from investment operations	(4.03)

Net asset value, end of period	$ 5.97

Total return*	(40.30%)

Ratios and supplemental data

Net assets, end of period (thousands)	$126,760

Ratios to average net assets
Expenses‡	1.51%†

Net investment loss	(0.14%)†

Portfolio turnover rate	181%

Period Ended March 31, 2001 (a) (Unaudited)

CLASS B SHARES

Net asset value, beginning of period	$10.00

Income from investment operations

Net investment loss	(0.01)

Net realized and unrealized losses on securities	(4.05)

Total from investment operations	(4.06)

Net asset value, end of period	$ 5.94

Total return*	(40.60%)

Ratios and supplemental data

Net assets, end of period (thousands)	$3,794

Ratios to average net assets
Expenses‡	2.28%†

Net investment loss	(0.95%)†

Portfolio turnover rate	181%

(a)	For the period from October 31, 2000 (commencement of class operations) through March 31, 2001.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Premier 20 Fund
Financial Highlights
(For a share outstanding throughout each period)

Period Ended March 31, 2001 (a) (Unaudited)

CLASS C SHARES

Net asset value, beginning of period	$ 10.00

Income from investment operations

Net investment loss	(0.01)

Net realized and unrealized losses on securities	(4.04)

Total from investment operations	(4.05)

Net asset value, end of period	$ 5.95

Total return*	(40.50%)

Ratios and supplemental data

Net assets, end of period (thousands)	$ 1,699

Ratios to average net assets
Expenses‡	2.27%†

Net investment loss	(0.90%)†

Portfolio turnover rate	181%

Period Ended March 31, 2001 (a) (Unaudited)

CLASS I SHARES ††

Net asset value, beginning of period	$ 10.00

Income from investment operations

Net investment income	0

Net realized and unrealized losses on securities	(4.03)

Total from investment operations	(4.03)

Net asset value, end of period	$ 5.97

Total return	(40.30%)

Ratios and supplemental data

Net assets, end of period (thousands)	$ 81

Ratios to average net assets
Expenses‡	1.26%†

Net investment loss	(0.18%)†

Portfolio turnover rate	181%

(a)	For the period from October 31, 2000 (commencement of class operations) through March 31, 2001.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Small Company Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 (a) #

CLASS A SHARES

Net asset value, beginning of period	$10.57	$ 6.47	$5.72	$ 7.75

Income from investment operations

Net investment loss	(0.01)	(0.04)	(0.04)	(0.04)

Net realized and unrealized gains or losses on securities	(3.24)	4.14	1.97	(1.99)

Total from investment operations	(3.25)	4.10	1.93	(2.03)

Distributions to shareholders from

Net realized gains	(3.34)	0	(1.18)	0

Net asset value, end of period	$ 3.98	$10.57	$6.47	$ 5.72

Total return*	(38.65%)	63.37%	39.74%	(26.19%)

Ratios and supplemental data

Net assets, end of period (millions)	$ 692	$1,110	$712	$ 589

Ratios to average net assets
Expenses‡	1.06%†	1.01%	1.17%	1.15%†

Net investment loss	(0.26%)†	(0.46%)	(0.63%)	(0.50%)†

Portfolio turnover rate	109%	220%	125%	97%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,				Year Ended May 31,
		2000	1999 #	1998 #	1997 (b) #	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$10.35	$ 6.39	$5.69	$ 9.44	$ 8.44	$10.35	$ 8.62

Income from investment operations

Net investment loss	(0.03)	(0.11)	(0.07)	(0.07)	(0.04)	(0.11)	(0.13)

Net realized and unrealized gains or losses on securities	(3.14)	4.07	1.95	(2.90)	1.74	(0.78)	2.87

Total from investment operations	(3.17)	3.96	1.88	(2.97)	1.70	(0.89)	2.74

Distributions to shareholders from

Net realized gains	(3.34)	0	(1.18)	(0.78)	(0.70)	(1.02)	(1.01)

Net asset value, end of period	$ 3.84	$10.35	$6.39	$ 5.69	$ 9.44	$ 8.44	$10.35

Total return*	(38.72%)	61.97%	38.95%	(33.91%)	21.43%	(8.61%)	33.03%

Ratios and supplemental data

Net assets, end of period (millions)	$ 42	$ 81	$107	$ 200	$1,546	$1,407	$2,006

Ratios to average net assets
Expenses‡	1.80%†	1.77%	1.93%	1.36%	1.77%†	1.75%	1.73%

Net investment loss	(1.04%)†	(1.23%)	(1.35%)	(0.89%)	(1.43%†)	(1.32%)	(1.34%)

Portfolio turnover rate	109%	220%	125%	97%	28%	48%	94%

(a)	For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
(b)	For the four months ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.
#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Small Company Growth Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 #	1998 (a) #

CLASS C SHARES

Net asset value, beginning of period	$ 10.36	$ 6.39	$ 5.70	$ 7.73

Income from investment operations

Net investment loss	(0.03)	(0.12)	(0.07)	(0.10)

Net realized and unrealized gains or losses on securities	(3.17)	4.09	1.94	(1.93)

Total from investment operations	(3.20)	3.97	1.87	(2.03)

Distributions to shareholders from

Net realized gains	(3.34)	0	(1.18)	0

Net asset value, end of period	$ 3.82	$10.36	$ 6.39	$ 5.70

Total return*	(39.10%)	62.13%	38.65%	(26.26%)

Ratios and supplemental data

Net assets, end of period (millions)	$ 6	$ 9	$ 2	$ 4

Ratios to average net assets
Expenses‡	1.80%†	1.76%	1.93%	1.90%†

Net investment loss	(1.05%)†	(1.20%)	(1.36%)	(1.32%)†

Portfolio turnover rate	109%	220%	125%	97%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 #	1998 (a) #

CLASS I SHARES ††

Net asset value, beginning of period	$ 10.64	$ 6.51	$ 5.74	$ 7.73

Income from investment operations

Net investment loss	0	(0.02)	(0.03)	(0.02)

Net realized and unrealized gains or losses on securities	(3.27)	4.15	1.98	(1.97)

Total from investment operations	(3.27)	4.13	1.95	(1.99)

Distributions to shareholders from

Net realized gains	(3.34)	0	(1.18)	0

Net asset value, end of period	$ 4.03	$10.64	$ 6.51	$ 5.74

Total return	(38.59%)	63.44%	40.01%	(25.74%)

Ratios and supplemental data

Net assets, end of period (millions)	$ 2	$ 5	$ 2	$ 1

Ratios to average net assets
Expenses‡	0.81%†	0.77%	0.92%	0.91%†

Net investment loss	(0.10%)†	(0.21%)	(0.42%)	(0.33%)†

Portfolio turnover rate	109%	220%	125%	97%

(a)	For the period from January 26, 1998 (commencement of class operations) to September 30, 1998.
#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Stock Selector Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,			Year Ended June 30,			Year Ended October 31, 1995 (d)
		2000	1999	1998 (a)	1998	1997	1996 (b) (c)

CLASS A SHARES

Net asset value, beginning of period	$ 17.69	$ 20.06	$ 18.34	$ 22.43	$ 21.13	$ 17.28	$ 17.08	$15.00

Income from investment operations

Net investment income (loss)	0.01	(0.01)	(0.02)	0	(0.02)	0.07	0.12	0.18

Net realized and unrealized gains or losses on securities and futures contracts	(3.54)	2.47	5.86	(4.09)	4.24	5.32	1.49	2.87

Total from investment operations	(3.53)	2.46	5.84	(4.09)	4.22	5.39	1.61	3.05

Distributions to shareholders from

Net investment income	(0.01)	0	(0.01)	0	0	(0.07)	(0.11)	(0.17)

Net realized gains	(0.65)	(4.83)	(4.11)	0	(2.92)	(1.47)	(1.30)	(0.80)

Total distributions to shareholders	(0.66)	(4.83)	(4.12)	0	(2.92)	(1.54)	(1.41)	(0.97)

Net asset value, end of period	$ 13.50	$ 17.69	$ 20.06	$ 18.34	$ 22.43	$ 21.13	$ 17.28	$17.08

Total return*	(20.51%)	12.31%	35.15%	(18.23%)	21.54%	32.74%	19.11%	21.94%

Ratios and supplemental data

Net assets, end of period (thousands)	$17,843	$22,908	$20,930	$15,910	$20,509	$16,043	$11,178	$6,591

Ratios to average net assets Expenses	0.95%†	1.08%	1.10%	1.18%†	1.25%	1.23%	1.22%†	1.34%

Net investment income (loss)	0.12%†	(0.08%)	(0.16%)	(0.06%)†	(0.10%)	0.38%	0.89%†	1.23%

Portfolio turnover rate	44%	67%	85%	28%	61%	79%	114%	119%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,			Year Ended June 30, 1998 (e) (f)
		2000	1999	1998 (a)

CLASS B SHARES

Net asset value, beginning of period	$17.21	$19.77	$18.23	$22.33	$22.76

Income from investment operations

Net investment loss	(0.05)	(0.13)	(0.06)	(0.03)	(0.09)

Net realized and unrealized gains or losses on securities and futures contracts	(3.44)	2.40	5.71	(4.07)	2.90

Total from investment operations	(3.49)	2.27	5.65	4.10	2.81

Distributions to shareholders from

Net realized gains	(0.65)	(4.83)	(4.11)	0	(3.24)

Net asset value, end of period	$13.07	$17.21	$19.77	$18.23	$22.33

Total return*	(20.87%)	11.42%	34.18%	(18.36%)	14.38%

Ratios and supplemental data

Net assets, end of period (thousands)	$2,100	$2,704	$2,376	$ 413	$ 349

Ratios to average net assets Expenses‡	1.73%†	1.84%	1.82%	1.94%†	2.00%†

Net investment loss	(0.60%)†	(0.84%)	(0.86%)	(0.74%)†	(0.85%)†

Portfolio turnover rate	44%	67%	85%	28%	61%

(a)
For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998. Effective the close of business July 28, 1998, the Stock Selector Fund acquired all the assets and certain liabilities of the CoreFund Core Equity Fund through a tax free exchange of shares. The operating results of the CoreFund have been carried forward for prior periods.

(b)	For the eight months ended June 30, 1996. The Fund changed it’s fiscal year end from October 31 to June 30, effective June 30, 1996.
(c)	On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time, the Retail Class Shares of the Fund were exchanged for Class A Shares.
(d)
On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund’s net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights’ ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.

(e)	For the period from November 7, 1997 (commencement of class operations) to June 30, 1998.
(f)	Net realized gains per share adjusted to reflect a reverse stock split which occurred on June 24, 1998.
#	Net investment income (loss) is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Stock Selector Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000	1999 (a)

CLASS C SHARES

Net asset value, beginning of period	$17.50	$20.02	$21.58

Income from investment operations

Net investment loss	(0.05)	(0.12)	(0.01)

Net realized and unrealized gains or losses on securities and futures contracts	(3.50)	2.43	(1.55)

Total from investment operations	(3.55)	2.31	(1.56)

Distributions to shareholders from

Net realized gains	(0.65)	(4.83)	0

Net asset value, end of period	$13.30	$17.50	$20.02

Total return*	(20.87%)	11.49%	7.23%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 170	$ 409	$ 78

Ratios to average net assets
Expenses‡	1.72%†	1.84%	1.87%†

Net investment loss	(0.62%)†	(0.82%)	(0.78%)†

Portfolio turnover rate	44%	67%	85%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,			Year Ended June 30,			Institutional Class Year Ended October 31, 1995 (e)
		2000	1999	1998 (b)	1998	1997	1996 (c) (d)

CLASS I SHARES ††

Net asset value, beginning of period	$ 17.78	$ 20.11	$ 18.35	$ 22.43	$ 21.11	$ 17.26	$ 17.07	$ 15.00

Income from investment operations

Net investment income (loss)	(0.03)	0.03	0.02	0.01	0.04	0.12	0.14	0.19

Net realized and unrealized gains or losses on securities and futures contracts	(3.51)	2.48	5.87	(4.09)	4.24	5.32	1.49	2.87

Total from investment operations	(3.54)	2.51	5.89	(4.08)	4.28	5.44	1.63	3.06

Distributions to shareholders from

Net investment income	(0.03)	(0.01)	(0.02)	0	(0.04)	(0.12)	(0.14)	(0.19)

Net realized gains	(0.65)	(4.83)	(4.11)	0	(2.92)	(1.47)	(1.30)	(0.80)

Total distributions to shareholders	(0.68)	(4.84)	(4.13)	0	(2.96)	(1.59)	(1.44)	(0.99)

Net asset value, end of period	$ 13.56	$ 17.78	$ 20.11	$ 18.35	$ 22.43	$ 21.11	$ 17.26	$ 17.07

Total return	(20.47)%	12.57%	35.49%	(18.19)%	21.90%	33.10%	19.24%	22.00%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,010,533	$1,062,608	$476,928	$424,992	$563,987	$515,015	$414,824	$378,352

Ratios to average net assets
Expenses‡	0.73%†	0.81%	0.85%	0.93%†	1.00%	0.98%	0.97%†	1.05%†

Net investment income	0.41%†	0.24%	0.09%	0.19%†	0.15%	0.63%	1.15%†	1.44%†

Portfolio turnover rate	44%	67%	85%	28%	61%	79%	114%	119%

(a)	For the period from June 30, 1999 (commencement of class operations) to September 30, 1999.
(b)
For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998. Effective the close of business July 28, 1998, the Stock Selector Fund acquired all the assets and certain liabilities of the CoreFund Core Equity Fund through a tax free exchange of shares. The operating results of the CoreFund have been carried forward for prior periods.

(c)	For the eight months ended June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(d)	On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the Fund were exchanged for Class Y Shares.
(e)
On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund’s net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights’ ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.

#	Net investment income (loss) is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Stock Selector Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30, 2000 (a)

CLASS IS SHARES

Net asset value, beginning of period	$17.69	$19.83

Income from investment operations

Net investment income	0	0.01

Net realized and unrealized gains or losses on securities and futures contracts	(3.53)	0.34

Total from investment operations	(3.53)	0.35

Distributions to shareholders from

Net investment income	(0.01)	0

Net realized gains	(0.65)	(2.49)

Total distributions to shareholders	(0.66)	(2.49)

Net asset value, end of period	$13.50	$17.69

Total return	(20.54%)	1.56%

Ratios and supplemental data

Net assets, end of period (thousands)	$1,074	$1,435

Ratios to average net assets
Expenses‡	0.98%†	1.00%†

Net investment income	0.15%†	0.21%†

Portfolio turnover rate	44%	67%

(a)	For the period from June 30, 2000 (commencement of class operations) to September 30, 2000.

#	Net investment income is based on average shares outstanding during the period.

‡	Ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Tax Strategic Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 (a) #

CLASS A SHARES

Net asset value, beginning of period	$15.78	$14.01	$10.65	$10.11

Income from investment operations

Net investment loss	(0.04)	(0.07)	(0.03)	0

Net realized and unrealized gains or losses on securities	(3.76)	1.84	3.41	0.54

Total from investment operations	(3.80)	1.77	3.38	0.54

Distributions to shareholders from

Net investment income	0	0	(0.02)	0

Net asset value, end of period	$11.98	$15.78	$14.01	$10.65

Total return*	(24.08%)	12.63%	31.69%	5.34%

Ratios and supplemental data

Net assets, end of period (thousands)	$5,160	$8,157	$5,055	$ 10

Ratios to average net assets
Expenses‡	1.66%†	1.63%	1.58%	1.54%†

Net investment income (loss)	(0.51%)†	(0.42%)	(0.25%)	9.12%†

Portfolio turnover rate	67%	29%	90%	0%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (b) #

CLASS B SHARES

Net asset value, beginning of period	$ 15.57	$ 13.94	$10.26

Income from investment operations

Net investment loss	(0.08)	(0.19)	(0.13)

Net realized and unrealized gains or losses on securities	(3.71)	1.82	3.83

Total from investment operations	(3.79)	1.63	3.70

Distributions to shareholders from

Net investment income	0	0	(0.02)

Net asset value, end of period	$ 11.78	$ 15.57	$13.94

Total return*	(24.34%)	11.69%	36.01%

Ratios and supplemental data

Net assets, end of period (thousands)	$10,911	$13,346	$7,882

Ratios to average net assets
Expenses‡	2.39%†	2.39%	2.33%†

Net investment loss	(1.24%)†	(1.17%)	(1.03%)†

Portfolio turnover rate	67%	29%	90%

(a)	For the period from September 4, 1998 (commencement of class operations) to September 30, 1998.
(b)	For the period from October 14, 1998 (commencement of class operations) to September 30, 1999.
#	Net investment loss per share is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Tax Strategic Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 (a) #

CLASS C SHARES

Net asset value, beginning of period	$ 15.59	$13.96	$12.51

Income from investment operations

Net investment loss	(0.09)	(0.19)	(0.14)

Net realized and unrealized gains or losses on securities	(3.71)	1.82	1.61

Total from investment operations	(3.80)	1.63	1.47

Distributions to shareholders from

Net investment income	0	0	(0.02)

Net asset value, end of period	$ 11.79	$15.59	$13.96

Total return*	(24.37%)	11.68%	11.71%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 3,993	$5,063	$2,162

Ratios to average net assets
Expenses‡	2.40%†	2.40%	2.33%†

Net investment loss	(1.24%)†	(1.19%)	(0.98%)†

Portfolio turnover rate	67%	29%	90%

	Six Months Ended March 31, 2001 (Unaudited) #	Year Ended September 30,
		2000 #	1999 #	1998 (b) #

CLASS I SHARES ††

Net asset value, beginning of period	$ 15.89	$14.08	$10.65	$10.00

Income from investment operations

Net investment loss	(0.02)	(0.02)	0	0

Net realized and unrealized gains or losses on securities	(3.79)	1.83	3.45	0.65

Total from investment operations	(3.81)	1.81	3.45	0.65

Distributions to shareholders from

Net investment income	0	0	(0.02)	0

Net asset value, end of period	$ 12.08	$15.89	$14.08	$10.65

Total return	(23.98%)	12.86%	32.34%	6.50%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 818	$1,097	$2,454	$3,629

Ratios to average net assets
Expenses‡	1.40%†	1.36%	1.32%	1.30%†

Net investment income (loss)	(0.25%)†	(0.14%)	(0.01%)	8.87%†

Portfolio turnover rate	67%	29%	90%	0%

(a)	For the period from November 4, 1998 (commencement of class operations) to September 30, 1999.
(b)	For the period from September 1, 1998 (commencement of class operations) to September 30, 1998.
#	Net investment income (loss) is based on average shares outstanding during the period.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Aggressive Growth Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 92.8%

CONSUMER DISCRETIONARY – 23.9%

Automobiles – 2.1%
Harley-Davidson, Inc.	150,000	$ 5,692,500

Hotels, Restaurants & Leisure – 2.0%
Applebee’s International, Inc.	100,000	3,568,750
Brinker International, Inc. *	70,000	1,953,700

		5,522,450

Household Durables – 1.1%
Furniture Brands International, Inc. *	130,000	3,081,000

Leisure Equipment & Products – 2.0%
Electronic Arts, Inc. *	100,000	5,425,000

Media – 8.7%
AOL Time Warner, Inc. *	180,000	7,227,000
Clear Channel Communications, Inc. *	115,000	6,261,750
Comcast Cable Communications Corp., Class A *	185,000	7,758,437
Scholastic Corp. *	78,800	2,841,725

		24,088,912

Multi-line Retail – 2.8%
BJ’s Wholesale Club, Inc. *	65,000	3,110,250
Family Dollar Stores, Inc.	175,000	4,497,500

		7,607,750

Specialty Retail – 5.2%
Bed Bath & Beyond, Inc. *	240,000	5,895,000
Best Buy Co., Inc. *	70,000	2,517,200
Pier 1 Imports, Inc.	280,000	3,640,000
Williams Sonoma, Inc. *p	90,100	2,365,125

		14,417,325

ENERGY – 12.7%

Energy Equipment & Services – 8.5%
Cal Dive International, Inc. *	226,800	5,755,050
Cooper Cameron Corp. *	50,000	2,700,000
Diamond Offshore Drilling, Inc. p	105,000	4,131,750
Nabors Industries, Inc. *	60,000	3,110,400
National Oilwell, Inc. *p	75,000	2,597,250
Santa Fe International Corp.	75,000	2,437,500
Weatherford International, Inc. *	55,000	2,714,250

		23,446,200

Oil & Gas – 4.2%
Devon Energy Corp.	65,000	3,783,000
Kerr-McGee Corp.	80,000	5,192,000
Mitchell Energy & Development Corp., Class A	50,000	2,625,000

		11,600,000

EVERGREEN
Aggressive Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – 6.4%

Banks – 1.7%
Suntrust Banks, Inc.	70,000	$ 4,536,000

Diversified Financials – 3.1%
Freddie Mac	90,000	5,834,700
Lehman Brothers Holdings, Inc.	45,000	2,821,500

		8,656,200

Insurance – 1.6%
Chubb Corp.	60,000	4,346,400

HEALTH CARE – 19.9%

Biotechnology – 1.7%
Genetech, Inc. *	95,000	4,797,500

Health Care Equipment & Supplies – 8.0%
Alza Corp. *	75,000	3,037,500
Biomet, Inc.	160,000	6,302,500
Medtronic, Inc.	135,000	6,174,900
Minimed, Inc. *	145,000	4,214,063
Respironics, Inc. *	72,500	2,211,250

		21,940,213

Health Care Providers & Services – 1.7%
Express Scripts, Inc., Class A *p	55,000	4,767,400

Pharmaceuticals – 8.5%
Cell Therapeutics, Inc. *p	110,000	1,973,125
Mylan Laboratories, Inc.	550,000	14,217,500
Pharmacia Corp.	97,500	4,911,075
Titan Pharmaceuticals, Inc. *	100,000	2,220,000

		23,321,700

INDUSTRIALS – 7.8%

Commercial Services & Supplies – 4.2%
Cadence Design Systems, Inc. *	120,000	2,218,800
Devry, Inc. *	150,200	4,513,510
Republic Services, Inc., Class A *	265,000	4,968,750

		11,701,060

Industrial Conglomerates – 3.6%
Tyco International, Ltd.	230,000	9,942,900

INFORMATION TECHNOLOGY – 18.3%

Communications Equipment – 2.6%
CIENA Corp. *	25,000	1,043,750
Juniper Networks, Inc. *	21,000	797,160
L-3 Communications Holding Corp. *	35,000	2,763,250
Tellabs, Inc. *	65,000	2,644,688

		7,248,848

EVERGREEN
Aggressive Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Computers & Peripherals – 4.2%
NVIDIA Corp. *p	141,800	$ 9,205,922
QLogic Corp. *	100,387	2,258,707

		11,464,629

IT Consulting & Services – 1.6%
Affiliated Computer Services, Inc., Class A *p	70,000	4,543,000

Semiconductor Equipment & Products – 5.5%
Altera Corp. *	180,000	3,858,750
Lam Research Corp. *	120,000	2,850,000
LTX Corp. *	100,000	1,868,750
Micron Technology, Inc. *	100,000	4,153,000
Novellus Systems, Inc. *p	60,000	2,433,750

		15,164,250

Software – 4.4%
Cognizant Tech Solutions p	80,000	2,405,000
Parametric Technology Corp. *	490,000	4,440,625
Rational Software Corp. *	75,000	1,331,250
THQ, Inc.	105,000	3,990,000

		12,166,875

MATERIALS – 3.8%
Chemicals – 1.6%
Praxair, Inc.	100,000	4,465,000

Construction & Engineering – 2.2%
Granite Construction Inc.	175,000	5,946,500

Total Common Stocks (cost $270,932,986)		255,889,612

SHORT-TERM INVESTMENTS – 19.4%

MUTUAL FUND SHARES – 19.4%
Evergreen Select Money Market Fund ø	16,814,443	16,814,443
Navigator Prime Portfolio pp	36,552,392	36,552,292

Total Short-Term Investments (cost $53,366,735)		53,366,735

Total Investments – (cost $324,299,721) – 112.2%		309,256,347
Other Assets and Liabilities – (12.2%)		(33,546,545)

Net Assets – 100.0%		$275,709,802

See Combined Notes to Schedules of Investments.

EVERGREEN
Capital Growth Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 91.3%

CONSUMER DISCRETIONARY – 9.0%

Hotels, Restaurants & Leisure – 2.3%

McDonald’s Corp.	512,500	$ 13,606,875

Household Durables – 2.6%
Newell Rubbermaid, Inc.	567,550	15,040,075

Media – 2.9%
Interpublic Group of Companies, Inc.	491,750	16,891,613

Multi-line Retail – 1.2%
May Department Stores Co.	187,900	6,666,692

CONSUMER STAPLES – 10.2%

Food & Drug Retailing – 3.8%
SYSCO Corp.	834,200	22,114,642

Personal Products – 2.9%
Kimberly-Clark Corp.	251,400	17,052,462

Tobacco – 3.5%
Philip Morris Companies, Inc.	421,890	20,018,680

FINANCIALS – 15.8%

Banks – 9.9%
SouthTrust Corp.	480,750	21,994,312
Washington Mutual, Inc.	361,540	19,794,315
Wells Fargo & Co.	309,100	15,291,177

		57,079,804

Diversified Financials – 5.9%
American Express Co.	292,300	12,071,990
Fannie Mae	160,700	12,791,720
Freddie Mac	144,050	9,338,762

		34,202,472

HEALTH CARE – 14.2%

Health Care Equipment & Supplies – 3.7%
Baxter International, Inc.	228,350	21,496,869

Health Care Providers & Services – 2.8%
Tenet Healthcare Corp.	371,400	16,341,600

Pharmaceuticals – 7.7%
American Home Products Corp.	203,400	11,949,750
Bristol-Myers Squibb Co.	47,430	2,817,342
Johnson & Johnson	135,600	11,860,932
Pfizer, Inc.	219,700	8,996,715
Schering-Plough Corp.	240,900	8,800,077

		44,424,816

EVERGREEN
Capital Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – 22.5%

Aerospace & Defense – 2.0%
United Technologies Corp.	158,950	$ 11,651,035

Building Products – 1.4%
Masco Corp.	328,600	7,932,404

Commercial Services & Supplies – 9.3%
Automatic Data Processing, Inc.	311,100	16,917,618
Computer Sciences Corp. *	287,750	9,308,713
First Data Corp.	465,150	27,774,106

		54,000,437

Industrial Conglomerates – 6.9%
Danaher Corp.	329,200	17,961,152
Tyco International, Ltd.	502,700	21,731,721

		39,692,873

Machinery – 2.9%
Illinois Tool Works, Inc.	291,750	16,583,070

INFORMATION TECHNOLOGY – 11.0%

Communications Equipment – 1.4%
Avaya, Inc. *	23,791	309,283
Cisco Systems, Inc. *	494,100	7,812,956

		8,122,239

Computers & Peripherals – 4.7%
International Business Machines Corp.	195,350	18,788,763
Sun Microsystems, Inc. *	545,100	8,378,187

		27,166,950

Electronic Equipment & Instruments – 2.1%
Solectron Corp. *p	633,450	12,041,884

Semiconductor Equipment & Products – 1.7%
Intel Corp.	390,520	10,275,558

Software – 1.1%
Oracle Systems Corp. *	416,550	6,239,919

MATERIALS – 3.1%

Chemicals – 3.1%
Sherwin Williams Co.	710,200	18,095,896

TELECOMMUNICATION SERVICES – 3.1%

Diversified Telecommunication Services – 3.1%
SBC Communications, Inc.	68,000	3,034,840
Verizon Communications	299,400	14,760,420

		17,795,260

EVERGREEN
Capital Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

UTILITIES – 2.4%

Electric Utilities – 2.4%
Duke Energy Corp.	316,800	$ 13,540,033

Total Common Stocks (cost $469,457,248)		528,074,158

SHORT-TERM INVESTMENTS – 8.3%

MUTUAL FUND SHARES – 8.3%
Evergreen Select Money Market Fund ø	46,950,838	46,950,838
Navigator Prime Portfolio pp	1,005,082	1,005,082

Total Short-Term Investments (cost $47,955,920)		47,955,920

Total Investments – (cost $517,413,168) – 99.6%		576,030,078
Other Assets and Liabilities – 0.4%		2,387,348

Net Assets – 100.0%		$578,417,426

See Combined Notes to Schedules of Investments.

EVERGREEN
Evergreen Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 91.4%

CONSUMER DISCRETIONARY – 11.8%

Automobiles – 0.7%
Ford Motor Co.	292,900	$ 8,236,348

Media – 3.8%
AOL Time Warner, Inc. *	553,200	22,210,980
Comcast Cable Communications Corp., Class A *	284,700	11,939,606
Viacom, Inc., Class B *	170,712	7,506,207

		41,656,793

Multi-line Retail – 5.7%
Federated Department Stores, Inc. *	98,000	4,071,900
Kohl’s Corp. *	86,500	5,336,185
May Department Stores Co.	114,200	4,051,816
Target Corp.	276,300	9,968,904
Wal-Mart Stores, Inc.	782,880	39,535,440

		62,964,245

Specialty Retail – 1.6%
Home Depot, Inc.	206,400	8,895,840
Lowes Companies, Inc.	72,100	4,214,245
RadioShack Corp.	128,300	4,707,327

		17,817,412

CONSUMER STAPLES – 8.3%

Beverages – 2.6%
Anheuser Busch Companies, Inc.	261,000	11,987,730
PepsiCo., Inc.	372,100	16,353,795

		28,341,525

Food & Drug Retailing – 0.7%
Kroger Co. *	282,100	7,275,359

Food Products – 1.0%
Hershey Foods Corp.	91,700	6,356,644
Quaker Oats Co.	46,100	4,517,800

		10,874,444

Household Products – 0.5%
Procter & Gamble Co.	92,800	5,809,280

Personal Products – 1.4%
Colgate-Palmolive Co.	113,300	6,260,958
Kimberly-Clark Corp.	139,900	9,489,417

		15,750,375

Tobacco – 2.1%
Philip Morris Companies, Inc.	491,000	23,297,950

EVERGREEN
Evergreen Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

ENERGY – 7.1%

Energy Equipment & Services – 3.4%
Baker Hughes, Inc.	208,100	$ 7,556,111
BJ Services Co. *	67,000	4,770,400
Cooper Cameron Corp. *	85,000	4,590,000
Diamond Offshore Drilling, Inc. p	105,200	4,139,620
ENSCO International, Inc.	118,800	4,158,000
Global Marine, Inc. *	85,000	2,176,000
Halliburton Co.	215,100	7,904,925
Noble Drilling Corp. *	52,400	2,418,784

		37,713,840

Oil & Gas – 3.7%
Chevron Corp.	69,500	6,102,100
Exxon Mobil Corp.	381,939	30,937,059
Texaco, Inc.	60,300	4,003,920

		41,043,079

FINANCIALS – 17.6%

Banks – 5.7%
Bank of America Corp.	140,700	7,703,325
Bank One Corp.	126,700	4,584,006
FleetBoston Financial Corp.	280,500	10,588,875
KeyCorp	197,800	5,103,240
Old Kent Financial Corp.	131,200	4,985,600
PNC Financial Services Group	105,400	7,140,850
Suntrust Banks, Inc.	73,500	4,762,800
Washington Mutual, Inc.	147,100	8,053,725
Wells Fargo & Co.	195,400	9,666,438

		62,588,859

Diversified Financials – 7.8%
Capital One Financial Corp.	98,200	5,450,100
CIT Group, Inc., Class A	151,300	4,369,544
Citigroup, Inc.	249,436	11,219,631
Countrywide Credit Industries, Inc.	103,100	5,087,985
Fannie Mae	279,100	22,216,360
Freddie Mac	243,400	15,779,622
J.P. Morgan Chase & Co.	96,100	4,314,890
Lehman Brothers Holdings, Inc.	32,300	2,025,210
Merrill Lynch & Co., Inc.	83,800	4,642,520
Morgan Stanley Dean Witter & Co.	75,100	4,017,850
USA Education, Inc.	97,900	7,112,435

		86,236,147

EVERGREEN
Evergreen Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Insurance – 4.1%
Allstate Corp.	187,000	$ 7,842,780
American International Group, Inc.	299,510	24,110,555
Chubb Corp.	91,400	6,621,016
CIGNA Corp.	64,300	6,903,248

		45,477,599

HEALTH CARE – 15.4%

Biotechnology – 1.3%
Amgen, Inc. *	126,200	7,595,662
Genetech, Inc. *	123,800	6,251,900

		13,847,562

Health Care Equipment & Supplies – 2.4%
Alza Corp. *	174,500	7,067,250
Becton Dickinson & Co.	150,100	5,301,532
Biomet, Inc.	98,500	3,879,977
Medtronic, Inc.	143,400	6,559,116
Saint Jude Medical, Inc. *	76,000	4,092,600

		26,900,475

Health Care Providers & Services – 1.2%
AmeriSource Health Corp., Class A *	61,900	3,036,195
Bergen Brunswig Corp., Class A	107,500	1,784,500
HCA-The Healthcare Corp.	122,300	4,925,021
Tenet Healthcare Corp.	93,100	4,096,400

		13,842,116

Pharmaceuticals – 10.5%
Abbott Laboratories	122,700	5,790,213
American Home Products Corp.	150,300	8,830,125
Eli Lilly & Co.	195,000	14,948,700
Johnson & Johnson	153,800	13,452,886
Pfizer, Inc.	945,885	38,733,991
Pharmacia Corp.	280,214	14,114,379
Schering-Plough Corp.	410,600	14,999,218
Watson Pharmaceuticals, Inc. *	92,100	4,844,460

		115,713,972

INDUSTRIALS – 9.6%

Aerospace & Defense – 1.2%
Lockheed Martin Corp.	105,300	3,753,945
United Technologies Corp.	135,500	9,932,150

		13,686,095

EVERGREEN
Evergreen Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Commercial Services & Supplies – 1.3%
Electronic Data Systems Corp.	180,500	$ 10,082,730
First Data Corp.	75,500	4,508,105

		14,590,835

Electrical Equipment – 0.5%
Emerson Electric Co.	90,600	5,617,200

Industrial Conglomerates – 5.3%
Danaher Corp.	77,100	4,206,576
General Electric Co.	738,840	30,927,842
Honeywell International, Inc.	149,200	6,087,360
Minnesota Mining & Manufacturing Co.	83,900	8,717,210
Tyco International, Ltd.	201,700	8,719,491

		58,658,479

Machinery – 1.3%
Caterpillar, Inc.	97,300	4,318,174
Illinois Tool Works, Inc.	75,300	4,280,052
Ingersoll Rand Co.	128,600	5,106,706

		13,704,932

INFORMATION TECHNOLOGY – 12.4%

Communications Equipment – 1.9%
Brocade Communications Systems, Inc. *	146,600	3,062,474
Cisco Systems, Inc. *	243,750	3,854,297
Motorola, Inc.	431,100	6,147,486
QUALCOMM, Inc. *	144,000	8,154,000

		21,218,257

Computers & Peripherals – 3.1%
Dell Computer Corp. *	311,500	8,001,656
EMC Corp.	461,800	13,576,920
International Business Machines Corp.	91,600	8,810,088
Sun Microsystems, Inc. *	100,600	1,546,222
Symbol Technologies, Inc.	72,100	2,516,290

		34,451,176

Semiconductor Equipment & Products – 4.8%
Advanced Micro Devices, Inc. *	397,400	10,546,996
Altera Corp. *	213,900	4,585,481
Applied Materials, Inc. *	199,500	8,678,250
Intel Corp.	494,800	13,019,425
Micron Technology, Inc. *	97,700	4,057,481
Novellus Systems, Inc. *	137,900	5,593,569
Texas Instruments, Inc.	200,900	6,223,882

		52,705,084

EVERGREEN
Evergreen Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued
Software – 2.6%
BMC Software, Inc. *	158,000	$ 3,397,000
Computer Associates International, Inc.	187,600	5,102,720
Microsoft Corp. *	291,300	15,930,469
Veritas Software Corp. *	84,800	3,921,152

		28,351,341

MATERIALS – 1.1%

Chemicals – 0.5%
E.I. DuPont De Nemours & Co.	128,300	5,221,810

Metals & Mining – 0.6%
Alcoa, Inc.	192,000	6,902,400

TELECOMMUNICATION SERVICES – 4.2%

Diversified Telecommunication Services – 3.7%
AT&T Corp.	680,700	14,498,910
Qwest Communications International, Inc. *	277,345	9,720,942
Verizon Communications	347,632	17,138,258

		41,358,110

Wireless Telecommunications Services – 0.5%
Sprint Corp. (PCS Group), Ser. 1 *p	269,000	5,111,000

UTILITIES – 3.9%

Electric Utilities – 2.7%
American Electric Power Co., Inc. p	128,200	6,025,400
Dominion Resources, Inc.	76,100	4,906,167
Duke Energy Corp.	107,800	4,607,372
Dynegy, Inc., Class A	92,700	4,728,627
Southern Co.	263,900	9,260,251

		29,527,817

Gas Utilities – 1.2%
El Paso Corp.	121,280	7,919,584
Enron Corp.	84,700	4,921,070

		12,840,654

Total Common Stocks (cost $994,979,782)		1,009,332,570

UNIT INVESTMENT TRUST – 3.6%
Nasdaq 100 Shares (cost $43,253,316) *	1,010,800	39,572,820

EVERGREEN
Evergreen Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 5.9%

MUTUAL FUND SHARES – 5.9%
Evergreen Select Money Market Fund ø	46,135,954	$ 46,135,954
Navigator Prime Portfolio pp	19,706,000	19,706,000

Total Short-Term Investments (cost $65,841,954)		65,841,954

Total Investments – (cost $1,104,075,052) – 100.9%		1,114,747,344
Other Assets and Liabilities – (0.9%)		(10,472,538)

Net Assets – 100.0%		$1,104,274,806

See Combined Notes to Schedules of Investments.

EVERGREEN
Growth Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.2%

CONSUMER DISCRETIONARY – 15.9%

Distributors – 1.1%
SCP Pool Corp. *	178,999	$ 5,817,468

Hotels, Restaurants & Leisure – 3.0%
Applebee’s International, Inc.	60,700	2,166,231
Extended Stay America, Inc. *	280,350	4,205,250
Outback Steakhouse, Inc. *	119,300	3,037,378
P F Changs China Bistro, Inc. *p	56,700	1,984,500
Ruby Tuesday, Inc.	227,400	4,459,314

		15,852,673

Household Durables – 1.6%
Ethan Allen Interiors, Inc. p	83,300	2,813,874
Furniture Brands International, Inc. *	111,800	2,649,660
Mohawk Industries, Inc. *p	92,300	2,591,784

		8,055,318

Internet & Catalog Retail – 0.2%
Coldwater Creek, Inc. *p	53,000	1,194,090

Leisure Equipment & Products – 0.5%
Concord Camera Corp. *p	50	353
Intranet Solutions, Inc. *p	97,300	2,329,119

		2,329,472

Media – 1.5%
Cox Radio, Inc., Class A *	187,950	3,948,829
Radio One, Inc., Class A	212,350	3,729,397

		7,678,226

Multi-line Retail – 1.3%
Dollar Tree Stores, Inc. *	159,862	3,079,841
Family Dollar Stores, Inc.	141,700	3,641,690

		6,721,531

Specialty Retail – 6.7%
Abercrombie & Fitch Co., Class A *	76,600	2,504,820
Ann Taylor Stores Corp. *p	66,550	1,766,903
Cost Plus, Inc. *p	166,500	3,839,906
Guitar Center, Inc. *p	125,650	2,214,581
Linens ’n Things, Inc. *	104,800	2,882,000
Men’s Wearhouse, Inc. *	185,650	4,006,327
Michaels Stores, Inc. *p	96,300	2,882,981
Rent-A-Center, Inc. *	80,400	3,693,375
Too, Inc. *	167,200	3,133,328
Tweeter Home Entertainment Group, Inc. *	210,100	4,083,819
Williams Sonoma, Inc. *	90,500	2,375,625
Zale Corp. *	55,250	1,602,250

		34,985,915

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – 1.6%

Food & Drug Retailing – 0.3%
United Natural Foods, Inc. *	112,900	$ 1,587,374

Food Products – 1.3%
American Italian Pasta Co., Class A *	102,800	3,289,600
Hain Celestial Group, Inc. *p	123,800	3,590,200

		6,879,800

ENERGY – 10.0%

Energy Equipment & Services – 7.5%
Core Laboratories *	409,900	7,693,823
Grant Pride, Inc. *	56,850	977,820
Gulf Islands Fabrication, Inc. *	387,800	7,368,200
Hanover Compressor Co. *p	208,150	6,598,355
Oceaneering International, Inc. *	124,500	2,676,750
Precision Drilling Corp. *	133,550	4,763,729
Pride International, Inc. *p	312,100	7,415,496
Unifab International, Inc. *	239,850	1,633,978

		39,128,151

Oil & Gas – 2.5%
Evergreen Resources *p	118,100	4,465,361
Louis Dreyfus Natural Gas Corp. *	96,400	3,566,800
Unit Corp. *	289,350	4,788,742

		12,820,903

FINANCIALS – 7.8%

Banks – 5.1%
Alabama National BanCorporation	126,400	3,792,000
Boston Private Financial Holdings, Inc.	233,650	4,147,287
Commerce Bancorp, Inc.	102,777	6,166,620
Mississippi Valley Bancshares, Inc.	80,800	2,788,408
National Commerce Bancorp	287,734	7,139,400
Netbank, Inc. *p	278,850	2,439,938

		26,473,653

Insurance – 2.7%
HCC Insurance Holdings, Inc.	152,400	4,030,980
Markel Corp. *p	52,860	9,884,820

		13,915,800

HEALTH CARE – 20.4%

Biotechnology – 3.0%
Abgenix, Inc. *	58,650	1,389,272
Alkermes, Inc. *p	70,200	1,540,012
CuraGen Corp. *p	51,600	1,209,375
Enzon, Inc. *	37,400	1,776,500

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Biotechnology – continued
Gilead Sciences, Inc. *p	44,200	$ 1,436,500
Human Genome Sciences, Inc. *	41,300	1,899,800
IDEC Pharmaceuticals Corp. *	45,150	1,806,000
Incyte Pharmaceuticals, Inc. *	62,350	957,073
Medarex, Inc. *	83,400	1,391,737
Myriad Genetics, Inc. *	22,800	924,825
Neurocrine Biosciences, Inc. *	10,500	216,563
OSI Pharmaceuticals, Inc. *	28,750	1,139,219

		15,686,876

Electronic Equipment & Instruments – 0.2%
Novoste Corp. *p	60,450	1,061,653

Health Care Equipment & Supplies – 4.1%
Cooper Companies, Inc.	104,450	4,945,707
Cytyc Corp. *p	248,700	4,103,550
Endocare, Inc. *	186,700	1,359,409
Molecular Devices Corp. *	28,100	1,278,550
Physiometrix, Inc. *p	175,900	945,463
Respironics, Inc. *	135,400	4,129,700
Vital Signs, Inc.	93,950	3,018,144
Zoll Medical Corp. *p	41,700	1,454,288

		21,234,811

Health Care Providers & Services – 10.2%
Accredo Health, Inc. *	95,925	3,135,548
AdvancePCS *	83,500	4,531,180
Caremark Rx, Inc. *p	228,050	2,973,772
Community Health Systems *	174,300	4,967,550
Henry Schein, Inc. *	98,900	3,634,575
LifePoint Hospitals, Inc. *	53,450	1,910,838
Manor Care, Inc. *	188,950	3,854,580
Omnicare, Inc.	82,000	1,758,900
Orthodontic Centers of America, Inc. *p	186,350	3,820,175
Priority Healthcare Corp., Class B *	41,916	1,582,329
Province Healthcare Co. *p	127,100	3,868,606
Rare Hospitality International, Inc. *p	174,474	4,340,041
RehabCare Group, Inc. *	108,650	4,476,380
Syncor International Corp. *	149,150	4,810,087
Universal Health Services, Inc., Class B *	39,200	3,461,360

		53,125,921

Pharmaceuticals – 2.9%
Barr Laboratories, Inc. *p	19,975	1,141,971
Biotech Holders Trust *	50	5,700

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Pharmaceuticals – continued
Cubist Pharmaceuticals, Inc. *	56,600	$ 1,386,700
King Pharmaceuticals, Inc. *	101,674	4,143,215
Medicis Pharmaceutical Corp., Class A *	107,550	4,820,391
Millennium Pharmaceuticals, Inc. *	69,400	2,113,924
Professional Detailing, Inc. *	25,300	1,561,880

		15,173,781

INDUSTRIALS – 15.7%

Aerospace & Defense – 0.7%
Remec, Inc. *	355,400	3,554,000

Air Freight & Couriers – 0.7%
EGL, Inc. *	68,800	1,677,000
Expeditors International of Washington, Inc.	36,550	1,843,491

		3,520,491

Airlines – 2.5%
Atlantic Coast Airlines Holdings *	275,100	5,777,100
Frontier Airlines, Inc. *	100,050	1,219,359
Skywest, Inc.	261,300	6,075,225

		13,071,684

Commercial Services & Supplies – 6.4%
Acxiom Corp. *p	251,650	5,253,194
Concord EFS, Inc. *p	26	1,051
Copart, Inc. *	412,400	8,450,076
Hall, Kinion & Associates, Inc. *p	193,000	1,115,781
Heidrick & Struggles International, Inc. *p	122,950	3,557,866
Intercept Group, Inc. *p	126,900	3,251,812
Management Network Group, Inc. *	373,950	1,893,122
Metro One Telecomm, Inc. *p	128,750	4,216,562
Talx Corp.	125,175	3,090,258
Teletech Holdings, Inc. *p	310,620	2,446,133

		33,275,855

Construction & Engineering – 0.4%
Quanta Services, Inc. *p	83,850	1,871,532

Electrical Equipment – 0.0%
AstroPower, Inc. *p	50	1,500

Machinery – 2.4%
Maverick Tube Corp. *p	233,300	4,805,980
Shaw Group, Inc. *p	165,700	7,739,847

		12,545,827

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Marine – 0.5%
UTI Worldwide, Inc. p	174,000	$ 2,838,375

Road & Rail – 2.1%
Covenant Transport, Inc., Class A *	240,500	3,276,813
Forward Air Corp. *p	113,475	3,709,214
Heartland Express, Inc. *	151,050	3,814,012

		10,800,039

INFORMATION TECHNOLOGY – 18.4%

Communications Equipment – 4.0%
Adtran, Inc. *	105,050	2,580,291
Advanced Fibre Communications, Inc. *	303,300	4,340,981
Allen Telecom, Inc. *	290,450	3,746,805
DMC Stratex Networks, Inc. *	515,150	4,275,745
Powerwave Technologies, Inc. *	200,200	2,727,725
RF Micro Devices, Inc. *p	258,400	3,020,050

		20,691,597

Computers & Peripherals – 0.2%
QLogic Corp. *	47,800	1,075,500

Electronic Equipment & Instruments – 6.3%
Benchmark Electronics, Inc. *p	164,350	3,204,825
Mettler-Toledo International, Inc. *	72,000	2,963,520
Oak Technology, Inc. *	610,350	3,604,880
Parlex Corp. *	600,100	5,700,950
Plexus Corp. *	152,300	3,902,687
Sensormatic Electronics Corp. *	521,200	9,902,800
Sipex Corp. *p	402,800	3,763,663

		33,043,325

Internet Software & Services – 0.9%
Matrixone, Inc. *	156,850	2,676,253
Netegrity, Inc. *p	38,050	936,981
Proxicom, Inc. *	284,400	835,425

		4,448,659

IT Consulting & Services – 0.4%
eLoyalty Corp. *	227,600	554,775
Inforte Corp. *p	211,600	1,692,800

		2,247,575

Office Electronics – 0.2%
Manugistics Group, Inc. *p	69,000	1,263,563

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Semiconductor Equipment & Products – 4.4%
Alpha Industries, Inc. *p	113,500	$ 1,787,625
Asyst Technologies, Inc. *	34,700	451,100
ATMI, Inc. *p	118,700	2,195,950
Axcelis Technologies, Inc. *	46,000	531,875
Exar Corp. *	336,300	6,599,887
LTX Corp. *	27,400	512,038
Photronic, Inc. *	83,700	2,066,344
Rudolph Technologies, Inc. *p	49,700	1,723,969
Therma-Wave, Inc. *	135,900	1,715,738
Tripath Technology, Inc. *p	315,100	2,402,637
Triquint Semiconductor, Inc. *	58,500	866,531
Veeco Instruments, Inc. *	44,450	1,847,453

		22,701,147

Software – 2.0%
Moldflow Corp. *	163,900	3,078,247
NetIQ Corp. *	171,300	3,233,287
Synquest, Inc. *	233,600	1,182,600
Verity, Inc. *	127,750	2,898,328

		10,392,462

MATERIALS – 0.9%

Chemicals – 0.9%
Cabot Microelectronics Corp. *	62,650	2,772,262
Evercel, Inc. *p	260,750	2,134,891

		4,907,153

TELECOMMUNICATION SERVICES – 3.5%

Diversified Telecommunication Services – 1.4%
Allegiance Telecom, Inc. *	114,150	1,683,713
Choice One Communications, Inc. *p	372,250	2,303,297
Time Warner Telecom, Inc., Class A *p	94,500	3,437,437

		7,424,447

Wireless Telecommunications Services – 2.1%
Leap Wireless International, Inc. *	108,800	3,053,200
Triton PCS Holdings, Inc. *	89,650	2,986,465
Vyyo, Inc. *p	100,600	204,344
Western Wireless Corp., Class A *	117,200	4,761,250

		11,005,259

Total Common Stocks (cost $492,996,653)		490,403,406

EVERGREEN
Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 25.4%

MUTUAL FUND SHARES – 25.4%
Evergreen Select Money Market Fund ø	31,529,581	$ 31,529,581
Navigator Prime Portfolio pp	100,859,705	100,859,705

Total Short-Term Investments (cost $132,389,286)		132,389,286

Total Investments – (cost $625,385,939) – 119.6%		622,792,692
Other Assets and Liabilities – (19.6%)		(101,925,153)

Net Assets – 100.0%		$520,867,539

See Combined Notes to Schedules of Investments.

EVERGREEN
Large Company Growth Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.3%

CONSUMER DISCRETIONARY – 15.9%

Distributors – 1.2%
W.W. Grainger, Inc.	255,000	$ 8,631,452

Media – 9.7%
AOL Time Warner, Inc. *	383,500	15,397,525
Clear Channel Communications, Inc. *	295,000	16,062,750
Comcast Cable Communications Corp., Class A *	480,000	20,130,000
McGraw-Hill Companies, Inc.	200,000	11,930,000
Viacom, Inc., Class B *	171,900	7,558,443

		71,078,718

Multi-line Retail – 3.3%
Costco Wholesale Corp. *	400,000	15,700,000
Wal-Mart Stores, Inc.	165,000	8,332,500

		24,032,500

Specialty Retail – 1.7%
Bed Bath & Beyond, Inc. *	525,000	12,895,312

CONSUMER STAPLES – 1.7%

Food & Drug Retailing – 1.7%
CVS Corp.	210,000	12,282,900

ENERGY – 7.7%

Energy Equipment & Services – 4.4%
Cooper Cameron Corp. *	175,000	9,450,000
Diamond Offshore Drilling, Inc. p	260,000	10,231,000
Nabors Industries, Inc. *	160,000	8,294,400
Santa Fe International Corp.	135,000	4,387,500

		32,362,900

Oil & Gas – 3.3%
Exxon Mobil Corp.	150,000	12,150,000
Kerr-McGee Corp.	190,000	12,331,000

		24,481,000

FINANCIALS – 12.3%

Banks – 1.7%
PNC Financial Services Group	180,000	12,195,000

Diversified Financials – 7.9%
Citigroup, Inc.	150,000	6,747,000
Freddie Mac	225,000	14,586,750
Heller Financial, Inc., Class A	215,000	7,557,250
J.P. Morgan Chase & Co.	340,000	15,266,000
Providian Financial Corp.	280,000	13,734,000

		57,891,000

EVERGREEN
Large Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Insurance – 2.7%
American International Group, Inc.	105,312	$ 8,477,616
Chubb Corp.	160,000	11,590,400

		20,068,016

HEALTH CARE – 18.5%

Biotechnology – 1.1%
Genetech, Inc. *	160,000	8,080,000

Health Care Equipment & Supplies – 3.4%
Alza Corp. *	190,000	7,695,000
Medtronic, Inc.	369,600	16,905,504

		24,600,504

Health Care Providers & Services – 4.5%
Cardinal Health, Inc.	240,000	23,220,000
Tenet Healthcare Corp.	225,000	9,900,000

		33,120,000

Pharmaceuticals – 9.5%
American Home Products Corp.	175,000	10,281,250
Pfizer, Inc.	580,000	23,751,000
Pharmacia Corp.	254,709	12,829,692
Serono SA, ADR *	216,000	4,363,200
Shire Pharmaceuticals Group, ADR *p	340,000	14,875,000
Teva Pharmaceutical Industries, Ltd., ADR p	70,000	3,823,750

		69,923,892

INDUSTRIALS – 13.1%

Commercial Services & Supplies – 4.8%
Paychex, Inc.	330,000	12,230,625
Republic Services, Inc., Class A *	700,000	13,125,000
SunGard Data Systems, Inc. *	200,000	9,846,000

		35,201,625

Industrial Conglomerates – 7.2%
General Electric Co.	653,300	27,347,138
Tyco International, Ltd.	595,000	25,721,850

		53,068,988

Machinery – 1.1%
Caterpillar, Inc.	185,000	8,210,300

INFORMATION TECHNOLOGY – 20.4%

Communications Equipment – 3.3%
CIENA Corp. *	65,000	2,713,750
Cisco Systems, Inc. *	350,000	5,534,375

EVERGREEN
Large Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Communications Equipment – continued
Comverse Technology, Inc. *p	110,000	$ 6,477,900
Juniper Networks, Inc. *p	55,000	2,087,800
Tellabs, Inc. *	175,000	7,120,313

		23,934,138

Computers & Peripherals – 6.3%
EMC Corp.	197,400	5,803,560
International Business Machines Corp.	155,000	14,907,900
Lexmark International Group, Inc., Class A *	250,000	11,380,000
NVIDIA Corp. *p	221,300	14,367,211

		46,458,671

Semiconductor Equipment & Products – 7.1%
Altera Corp. *	480,000	10,290,000
Integrated Device Technology, Inc. *	115,000	3,405,150
Lam Research Corp. *	160,000	3,800,000
Microchip Technology, Inc. *	299,999	7,593,725
Micron Technology, Inc. *	275,000	11,420,750
Novellus Systems, Inc. *	155,000	6,287,187
Texas Instruments, Inc.	300,000	9,294,000

		52,090,812

Software – 3.7%
Microsoft Corp. *	450,000	24,609,375
Rational Software Corp. *	125,000	2,218,750

		26,828,125

MATERIALS – 2.6%

Chemicals – 2.6%
Air Products & Chemicals, Inc.	300,000	11,520,000
PPG Industries, Inc.	160,000	7,374,400

		18,894,400

UTILITIES – 2.1%

Gas Utilities – 2.1%
Enron Corp.	200,000	11,620,000
Kinder Morgan, Inc.	75,000	3,990,015

		15,610,015

Total Common Stocks (cost $697,647,802)		691,940,268

EVERGREEN
Large Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 14.4%

MUTUAL FUND SHARES – 14.4%
Evergreen Select Money Market Fund ø	52,693,632	$ 52,693,632
Navigator Prime Portfolio pp	52,724,492	52,724,492

Total Short-Term Investments (cost $105,418,124)		105,418,124

Total Investments – (cost $803,065,926) – 108.7%		797,358,392
Other Assets and Liabilities – (8.7%)		(64,108,792)

Net Assets – 100.0%		$733,249,600

See Combined Notes to Schedules of Investments.

EVERGREEN
Masters Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.3%

CONSUMER DISCRETIONARY – 12.6%

Auto Components – 0.0%
Delphi Automotive Systems Corp.	800	$ 11,336
Johnson Controls, Inc.	1,700	106,182
SPX Corp.	400	36,304

		153,822

Automobiles – 0.2%
Ford Motor Co.	7,272	204,489
General Motors Corp.	900	46,665
Harley-Davidson, Inc.	4,400	166,980

		418,134

Distributors – 1.1%
W.W. Grainger, Inc.	82,400	2,789,240

Hotels, Restaurants & Leisure – 1.0%
Brinker International, Inc. *	1,800	50,238
Carnival Corp., Class A	10,300	285,001
Darden Restaurants, Inc.	1,800	42,750
Harrahs Entertainment, Inc. *	14,500	426,735
Hilton Hotels Corp.	11,800	123,310
International Game Technology	300	15,105
Marriott International, Inc., Class A	8,000	329,440
McDonald’s Corp.	10,700	284,085
MGM Grand, Inc.	1,888	47,389
Park Place Entertainment Corp. *	50,100	513,525
Royal Caribbean Cruises, Ltd.	9,000	207,450
Ruby Tuesday, Inc.	3,800	74,518
Ryan’s Family Steak Houses, Inc. *	4,000	42,500
Starbucks Corp. *	1,900	80,631
Starwood Hotels & Resorts	1,100	37,411
Wendy’s International, Inc.	1,000	22,320

		2,582,408

Household Durables – 1.1%
Black & Decker Corp.	7,100	260,925
Del Webb Corp.	500	15,450
Leggett & Platt, Inc.	28,400	546,132
Maytag Corp.	18,600	599,850
Mohawk Industries, Inc. *	13,200	370,656
NVR, Inc. *	2,200	358,600
Pulte Corp.	6,700	270,747
Ryland Group, Inc.	2,000	83,000
Toll Brothers, Inc. *	10,800	415,800

		2,921,160

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER DISCRETIONARY – continued

Leisure Equipment & Products – 0.2%
Brunswick Corp.	2,900	$ 56,927
Eastman Kodak Co.	3,700	147,593
Electronic Arts, Inc. *	6,800	368,900

		573,420

Media – 6.2%
AOL Time Warner, Inc. *	33,500	1,345,025
Charter Communications, Inc. *	65,900	1,490,987
Clear Channel Communications, Inc. *	8,300	451,935
Dow Jones & Co., Inc.	700	36,645
Echostar Communications Corp., Class A *	162,500	4,499,218
Emmis Broadcasting Corp., Class A *	4,700	118,969
Fox Entertainment Group, Inc. *	5,900	115,640
Gannett Co., Inc.	2,000	119,440
Gaylord Entertainment Co.	400	10,640
Getty Images, Inc. *	18,550	299,119
Harte-Hanks, Inc.	2,000	45,240
Havas Advertising	685	7,974
Interpublic Group of Companies, Inc.	1,300	44,655
Knight-Ridder, Inc.	1,100	59,081
Lamar Advertising Co., Class A *	5,800	213,150
Martha Stewart Living Omnimedia, Inc. *	19,800	356,400
McGraw-Hill Companies, Inc.	15,900	948,435
New York Times Co., Class A	12,900	528,513
Omnicom Group, Inc.	4,900	406,112
Reader’s Digest Association, Inc., Class A	3,500	96,180
RH Donnelley Corp.	3,100	89,900
Scholastic Corp. *	50,400	1,817,550
SportsLine USA, Inc. *	60,900	224,569
Tribune Co.	700	28,518
Univision Communications, Inc., Class A *	16,300	622,008
USA Networks, Inc. *	3,300	78,994
Viacom, Inc., Class B *	28,192	1,239,602
Walt Disney Co.	27,400	783,640

		16,078,139

Multi-line Retail – 1.4%
BJ’s Wholesale Club, Inc. *	600	28,710
Family Dollar Stores, Inc.	29,000	745,300
Kohl’s Corp. *	6,600	407,154
May Department Stores Co.	3,250	115,310
Sears, Roebuck & Co.	5,100	179,877
Target Corp.	1,400	50,512
Wal-Mart Stores, Inc.	40,900	2,065,450

		3,592,313

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER DISCRETIONARY – continued

Specialty Retail – 0.9%
Ann Taylor Stores Corp. *	500	$ 13,275
Gap, Inc.	5,400	128,088
Home Depot, Inc.	8,150	351,265
Intimate Brands, Inc., Class A	4,900	72,030
Limited, Inc.	5,800	91,176
Linens ’n Things, Inc. *	300	8,250
Lowes Companies, Inc.	7,400	432,530
Payless Shoesource, Inc. *	47	2,926
RadioShack Corp.	16,700	612,723
Talbots, Inc.	200	8,496
Tiffany & Co.	22,000	599,500
TJX Companies, Inc.	500	16,000
Too, Inc. *	542	10,157
Williams Sonoma, Inc. *	3,600	94,500
Zale Corp. *	800	23,200

		2,464,116

Textiles & Apparel – 0.5%
Jones Apparel Group, Inc. *	22,594	854,053
Liz Claiborne, Inc.	900	42,345
Nike, Inc., Class B	1,400	56,770
Ross Stores, Inc.	1,800	33,750
V.F. Corp.	9,700	339,500

		1,326,418

CONSUMER STAPLES – 4.5%

Beverages – 1.0%
Adolph Coors Co.	100	6,544
Anheuser Busch Companies, Inc.	20,300	932,379
Coca-Cola Co.	14,200	641,272
Constellation Brands, Inc., Class A *	200	14,350
PepsiCo., Inc.	25,500	1,120,725

		2,715,270

Food & Drug Retailing – 1.0%
CVS Corp.	1,500	87,735
Kroger Co. *	6,800	175,372
Safeway, Inc. *	6,500	358,475
SYSCO Corp.	37,400	991,474
Walgreen Co.	22,700	926,160

		2,539,216

Food Products – 1.2%
Agribrands International, Inc. *	600	32,388
Archer Daniels Midland Co.	3,700	48,655

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – continued

Food Products – continued
Campbell Soup Co.	2,700	$ 80,649
Conagra, Inc.	3,800	69,312
Del Monte Foods Co. *	201,500	1,640,210
H.J. Heinz Co.	4,300	172,860
Hershey Foods Corp.	1,100	76,252
Quaker Oats Co.	5,700	558,600
Ralston Purina Co.	900	28,035
Sara Lee Corp.	4,000	86,320
Unilever NV	2,800	147,392
W.M. Wrigley Junior Co.	1,000	48,250

		2,988,923

Household Products – 0.0%
Alberto Culver Co., Class B	200	7,932

Personal Products – 0.6%
Avon Products, Inc.	2,000	79,980
Colgate-Palmolive Co.	6,500	359,190
Estee Lauder Companies, Inc., Class A	28,900	1,052,538
Gillette Co.	3,300	102,861
Kimberly-Clark Corp.	1,300	88,179

		1,682,748

Tobacco – 0.7%
Philip Morris Companies, Inc.	30,200	1,432,990
R.J. Reynolds Tobacco Holdings, Inc.	5,300	297,330

		1,730,320

ENERGY – 15.6%

Energy Equipment & Services – 5.7%
Baker Hughes, Inc.	11,800	428,458
BJ Services Co. *	1,400	99,680
Cooper Cameron Corp. *	22,400	1,209,600
Diamond Offshore Drilling, Inc.	16,900	665,015
ENSCO International, Inc.	14,500	507,500
Global Industries, Ltd. *	175,275	2,552,442
Global Marine, Inc. *	59,700	1,528,320
Grant Pride, Inc. *	14,200	244,240
Nabors Industries, Inc. *	700	36,288
Noble Affiliates, Inc.	9,700	404,781
Noble Drilling Corp. *	94,100	4,343,656
Santa Fe International Corp.	15,600	507,000
Schlumberger, Ltd.	15,000	864,150
Smith International, Inc.	1,000	70,200
Transocean Sedco Forex, Inc.	12,500	541,875

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

ENERGY – continued

Energy Equipment & Services – continued
Varco International, Inc.	1,600	$ 33,040
Weatherford International, Inc.	16,900	834,015

		14,870,260

Oil & Gas – 9.9%
Amerada Hess Corp.	2,300	179,676
Anadarko Petroleum Corp.	5,900	370,402
Anderson Exploration, Ltd. *	16,254	367,933
Apache Corp.	64,900	3,738,889
Brown Tom, Inc.	7,300	240,900
Burlington Resources, Inc.	18,900	845,775
Cabot Oil & Gas Corp., Class A	1,000	27,000
Canadian 88 Energy Corp. *	40,000	89,531
Canadian Hunter Exploration, Ltd.	13,700	350,079
Canadian Natural Resources, Ltd.	16,716	483,854
Chevron Corp.	4,600	403,880
Chieftain International, Inc. *	6,100	170,190
Conoco, Inc., Class A	4,000	112,400
Conoco, Inc., Class B	3,600	101,700
Devon Energy Corp.	51,000	2,968,200
Encal Energy, Ltd.	16,000	118,699
EOG Resources, Inc.	74,300	3,063,389
Exxon Mobil Corp.	35,237	2,854,197
Frontier Oil Corp.	67,500	519,750
Genoil, Inc.	33,333	1,480
Houston Exploration Co. *	61,100	1,833,000
Husky Energy, Inc.	4,921	41,344
Kerr-McGee Corp.	2,600	168,740
Murphy Oil Corp.	8,200	545,956
Newfield Exploration Co. *	102,000	3,559,800
Occidental Petroleum Corp.	4,300	106,425
Paramount Resources, Ltd.	7,700	72,259
Phillips Petroleum Co.	2,500	137,625
Rio Alto Exploration, Ltd.	5,000	94,509
Royal Dutch Petroleum Co.	13,600	753,984
Stone Energy Corp. *	1,900	93,613
Talisman Energy, Inc.	7,700	278,784
Tesoro Petroleum Corp.	2,700	33,615
Texaco, Inc.	6,100	405,040
Tosco Corp.	3,400	145,384
Unocal Corp.	9,500	328,415
USX-Marathon Group	2,200	59,290
Valero Energy Corp.	600	21,300

		25,687,007

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – 14.5%

Banks – 5.3%
Associated Banc Corp.	13,167	$ 437,803
Astoria Financial Corp.	5,200	277,875
Bank of America Corp.	1,600	87,600
Bank of New York Co., Inc.	7,700	379,148
Bank United Corp. *	16,400	4,100
BB&T Corp.	1,100	38,687
Charter One Financial, Inc.	31,980	905,034
Comerica, Inc.	26,200	1,611,300
Dime Bancorp, Inc.	2,000	32,984
Fifth Third Bancorp	18,750	1,001,953
First Tennessee National Corp.	17,000	525,300
FleetBoston Financial Corp.	1,800	67,950
Golden State Bancorp, Inc. *	3,100	86,428
Golden West Financial Corp.	2,400	155,760
Huntington Bancshares, Inc.	55,900	796,575
KeyCorp	10,500	270,900
Mellon Financial Corp.	6,200	251,224
National City Corp.	500	13,375
North Fork Bancorp, Inc.	22,990	596,591
Northern Trust Corp.	4,400	275,000
Old Kent Financial Corp.	1,323	50,274
Pacific Century Financial Corp.	14,500	275,500
PNC Financial Services Group	4,200	284,550
SouthTrust Corp.	19,900	910,425
State Street Corp.	6,250	583,750
U.S. Bancorp	26,092	605,334
Wachovia Corp.	200	12,050
Washington Mutual, Inc.	40,120	2,196,570
Wells Fargo & Co.	9,351	462,594
Wilmington Trust Corp.	8,900	525,812

		13,722,446

Diversified Financials – 5.2%
American Express Co.	5,400	223,020
Bear Stearns Companies, Inc.	9,300	425,382
Capital One Financial Corp.	11,300	627,150
Celestica, Inc. *	1,300	35,854
Charles Schwab Corp.	37,450	577,479
Citigroup, Inc.	62,333	2,803,738
Countrywide Credit Industries, Inc.	21,100	1,041,285
Fannie Mae	19,600	1,560,160
Franklin Resources, Inc.	900	35,199
Freddie Mac	6,600	427,878
Global Payments Inc.	3,920	72,520

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Diversified Financials – continued
Goldman Sachs Group, Inc.	8,800	$ 748,880
Household International, Inc.	1,700	100,708
J.P. Morgan Chase & Co.	6,900	309,810
John Hancock Financial Services, Inc.	3,800	146,110
Legg Mason, Inc.	8,700	366,270
Lehman Brothers Holdings, Inc.	9,400	589,380
MBNA Corp.	24,300	804,330
Merrill Lynch & Co., Inc.	3,800	210,520
Moody’s Corp.	1,100	30,316
Morgan Stanley Dean Witter & Co.	13,200	706,200
Neuberger-Berman, Inc.	1,250	77,763
Providian Financial Corp.	7,400	362,970
Stilwell Financial, Inc.	18,550	497,511
T. Rowe Price Group, Inc.	23,800	745,238
USA Education, Inc.	1,000	72,650
Xtra Corp.	2,400	114,480

		13,712,801

Insurance – 3.8%
Ace, Ltd.	8,600	316,136
AFLAC, Inc.	8,000	220,320
Allmerica Financial Corp.	8,440	437,952
Allstate Corp.	9,700	406,818
AMBAC Financial Group, Inc.	20,085	1,273,991
American General Corp.	7,100	271,575
American International Group, Inc.	32,406	2,608,683
Aon Corp.	1,300	46,150
Chubb Corp.	1,200	86,928
CIGNA Corp.	6,900	740,784
Cincinnati Financial Corp.	700	26,556
Everest Reinsurance Group, Ltd.	200	13,304
Fidelity National Financial, Inc.	1,600	42,832
Hartford Financial Services Group, Inc.	4,900	289,100
Jefferson Pilot Corp.	1,500	101,835
Lincoln National Corp.	12,000	509,640
Loews Corp.	2,200	130,702
Marsh & McLennan Co.	2,300	218,569
MBIA, Inc.	200	16,136
MetLife, Inc.	9,800	294,490
MGIC Investment Corp.	2,100	143,682
Partnerre, Ltd.	10,870	535,565
PMI Group, Inc.	3,050	198,189
Progressive Corp.	2,000	194,100

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – continued

Insurance – continued
St. Paul Companies, Inc.	3,400	$ 149,770
XL Capital, Ltd., Class A	8,070	613,885

		9,887,692

Real Estate – 0.2%
Boston Properties, Inc. REIT	14,100	542,145

HEALTH CARE – 12.5%

Biotechnology – 0.8%
Amgen, Inc. *	5,700	343,069
Applera Corp. – Applied Biosystems Group	13,550	376,012
Biogen, Inc. *	600	37,988
Chiron Corp. *	1,700	74,587
COR Therapeutics, Inc. *	100	2,250
Genetech, Inc. *	12,800	646,400
Gilead Sciences, Inc. *	8,200	266,500
Immunex Corp. *	13,500	193,219
Invitrogen Corp. *	133	7,295
QLT Phototherapeutics, Inc. *	7,700	155,925

		2,103,245

Health Care Equipment & Supplies – 4.1%
Alza Corp. *	900	36,450
Apogent Technology, Inc. *	13,500	273,240
ArthroCare Corp. *	31,200	436,800
Baxter International, Inc.	200	18,828
Beckman Coulter, Inc.	11,500	449,535
Becton Dickinson & Co.	20,600	727,592
Cytyc Corp. *	216,600	3,573,900
Medtronic, Inc.	14,100	644,934
Stryker Corp.	500	26,125
Techne Corp.	600	15,675
VISX, Inc. *	266,600	4,577,522

		10,780,601

Health Care Providers & Services – 2.0%
Aetna US Healthcare, Inc.	300	10,776
Andrx Corp. *	1,400	68,600
Cardinal Health, Inc.	7,000	677,250
Caremark Rx, Inc.	8,500	110,840
Davita, Inc. *	93,880	1,594,082
HCA-The Healthcare Corp.	16,100	648,347
Health Management Associates, Inc., Class A *	32,200	500,710
IMS Health, Inc.	1,000	24,900
Oxford Health Plans, Inc. *	1,500	40,125

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Health Care Providers & Services – continued
Quest Diagnostics, Inc. *	100	$ 8,887
Sybron Dental Specialties *	4,500	94,500
Synavant, Inc. *	600	2,700
Tenet Healthcare Corp.	4,500	198,000
Trigon Healthcare, Inc.	1,100	56,650
UnitedHealth Group, Inc.	18,600	1,102,236
Universal Health Services, Inc., Class B	500	44,150

		5,182,753

Pharmaceuticals – 5.6%
Allergan, Inc.	10,300	763,745
American Home Products Corp.	28,500	1,674,375
Bristol-Myers Squibb Co.	10,900	647,460
Elan Corp. Plc, ADR *	6,529	341,140
Eli Lilly & Co.	11,600	889,256
Forest Laboratories, Inc.	2,600	154,024
Intrabiotics Pharmaceuticals *	56,200	119,425
IVAX Corp. *	3,400	107,100
Johnson & Johnson	20,100	1,758,147
King Pharmaceuticals, Inc. *	4,600	187,450
Merck & Co., Inc.	29,700	2,254,230
Mylan Laboratories, Inc.	1,400	36,190
Pfizer, Inc.	69,775	2,857,287
Pharmacia Corp.	9,800	493,626
Schering-Plough Corp.	30,500	1,114,165
United Therapeutics Corp. *	60,700	1,058,456

		14,456,076

INDUSTRIALS – 13.1%

Aerospace & Defense – 0.9%
B.F. Goodrich Co.	200	7,674
Boeing Co.	8,500	473,535
General Dynamics Corp.	8,000	501,920
General Motors Corp., Class H *	1,100	21,450
Lockheed Martin Corp.	30,900	1,101,585
Raytheon Co. Class A	1,100	32,120
Raytheon Co., Class B	1,600	47,008
United Technologies Corp.	3,100	227,230

		2,412,522

Air Freight & Couriers – 0.5%
CNF Transportation, Inc.	11,600	335,124
Expeditors International of Washington, Inc.	11,300	569,944
FedEx Corp. *	3,100	129,208
United Parcel Service, Inc., Class B	5,200	295,880

		1,330,156

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Airlines – 0.4%
AMR Corp.	200	$ 7,024
Continental Airlines, Inc., Class B *	11,500	476,100
Delta Air Lines, Inc.	300	11,850
Southwest Airlines Co.	26,250	465,937

		960,911

Building Products – 0.3%
American Standard Cos., Inc. *	3,600	212,652
Masco Corp.	17,300	417,622

		630,274

Commercial Services & Supplies – 6.5%
Amdocs, Ltd. *	1,500	71,850
Apollo Group, Inc., Class A *	300	9,844
Automatic Data Processing, Inc.	3,300	179,454
Avery Dennison Corp.	2,800	145,656
BARRA, Inc. *	19,150	1,034,100
Bea Systems, Inc. *	9,200	270,250
Cadence Design Systems, Inc. *	13,400	247,766
Checkfree Corp. *	137,100	4,035,881
Concord EFS, Inc. *	300	12,131
Convergys Corp. *	31,150	1,123,580
CSG Systems International, Inc. *	114,100	4,699,494
Deluxe Corp.	200	4,734
DST Systems, Inc. *	11,800	568,642
Dun & Bradstreet Corp. Delaware	550	12,958
Electronic Data Systems Corp.	7,400	413,364
Fair Issac & Co., Inc.	1,200	70,212
First Data Corp.	4,100	244,811
Herman Miller, Inc.	14,300	330,688
John H. Harland Co.	600	11,220
National Data Corp.	4,900	114,415
Nova Corp. *	131,800	2,430,392
Paychex, Inc.	12,050	446,603
Pitney Bowes, Inc.	500	17,375
Robert Half International, Inc.	7,600	169,860
SEI Investments Co.	800	24,950
Switchboard, Inc. *	54,740	160,799

		16,851,029

Construction & Engineering – 0.0%
Quanta Services, Inc. *	200	4,464
SBA Communications Corp. *	2,500	39,531
Spectrasite Holdings, Inc.	3,000	12,938

		56,933

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Electrical Equipment – 0.5%
Cable Design Technologies Corp. *	87,450	$ 1,171,830
Cooper Industries, Inc.	1,300	43,485
Emerson Electric Co.	1,700	105,400
Energizer Holdings, Inc.	200	5,000
Molex, Inc.	2,375	66,055
Power One, Inc. *	600	8,694

		1,400,464

Industrial Conglomerates – 3.0%
Dover Corp.	3,700	132,608
General Electric Co.	120,800	5,056,688
Honeywell International, Inc.	4,350	177,480
Minnesota Mining & Manufacturing Co.	3,200	332,480
Thermo Electron Corp. *	300	6,744
Tyco International, Ltd.	49,350	2,133,400

		7,839,400

Machinery – 0.7%
AGCO Corp.	124,900	1,199,040
APW, Ltd. *	12,000	102,960
Caterpillar, Inc.	8,300	368,354
Deere & Co.	900	32,706
Illinois Tool Works, Inc.	900	51,156
Reliance Steel & Aluminum Co.	500	11,725

		1,765,941

Marine – 0.1%
Tidewater, Inc.	7,800	352,560

Road & Rail – 0.2%
Burlington Northern Santa Fe Corp.	1,400	42,532
Kansas City Southern Industries, Inc.	7,950	112,890
Roadway Express, Inc.	6,400	140,800
Union Pacific Corp.	3,700	208,125

		504,347

INFORMATION TECHNOLOGY – 17.5%

Communications Equipment – 2.7%
3Com Corp.	19,900	113,803
American Tower Systems Corp., Class A *	152,160	2,814,960
Aware, Inc.	9,300	89,513
Cabletron Systems, Inc. *	2,900	37,410
CIENA Corp. *	7,900	329,825
Cisco Systems, Inc. *	36,200	572,412
Computer Network Technology *	25,800	287,025

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Communications Equipment – continued
Comverse Technology, Inc. *	8,100	$ 477,009
Corning, Inc.	1,600	33,104
Emulex Corp.	29,000	545,562
Extreme Networks, Inc. *	5,500	83,655
Infospace, Inc. *	25,744	57,120
Juniper Networks, Inc. *	2,300	87,308
L-3 Communications Holding Corp. *	900	71,055
Lucent Technologies, Inc.	1,500	14,955
Mcdata Corp.	12,705	248,160
Nortel Networks Corp.	11,000	154,550
Powerwave Technologies, Inc. *	12,000	163,500
QUALCOMM, Inc. *	9,000	509,625
Scientific Atlanta, Inc.	2,300	95,657
Tekelec, Inc. *	16,300	293,400
Tellabs, Inc. *	1,000	40,688
Tollgrade Communications, Inc. *	300	7,725

		7,128,021

Computers & Peripherals – 1.7%
Compaq Computer Corp.	11,800	214,760
Dell Computer Corp. *	41,100	1,055,756
EMC Corp.	23,600	693,840
Hewlett-Packard Co.	8,000	250,160
International Business Machines Corp. *	5,800	557,844
JNI Corp.	3,900	29,250
NCR Corp. *	300	11,709
Network Appliance, Inc. *	8,400	141,225
NVIDIA Corp. *	900	58,430
Palm, Inc. *	32,483	273,060
QLogic Corp. *	48,128	1,082,880
Sun Microsystems, Inc. *	3,200	49,184

		4,418,098

Electronic Equipment & Instruments – 1.3%
Agilent Technologies, Inc. *	2,500	76,825
AVX Corp.	3,800	65,588
Flextronics International, Ltd. *	2,200	33,000
Gemstar TV Guide International, Inc.	1,400	40,250
JDS Uniphase Corp. *	3,260	60,106
Methode Electronics, Inc., Class A	9,100	163,231
Newport Corp.	400	11,704
Perkinelmer, Inc.	3,200	167,840
Rockwell International Corp.	1,900	69,065
RSA Security, Inc. *	94,050	2,321,860

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Electronic Equipment & Instruments – continued
Sanmina Corp. *	12,700	$ 248,444
Solectron Corp. *	800	15,208
Tektronix, Inc.	2,600	70,954
Vishay Intertechnology, Inc. *	600	11,940
Waters Corp. *	1,500	69,675

		3,425,690

Internet Software & Services – 4.4%
Agile Software Corp. *	4,800	52,875
Akamai Technologies, Inc.	94,800	811,725
Cnet Networks, Inc. *	208,003	2,327,034
Commerce One, Inc. *	5,400	50,382
Digex, Inc. *	2,300	32,056
Efunds Corp.	110	2,117
Epresence, Inc. *	47,100	214,894
Internap Network Services Corp. *	214,600	415,787
Internet Security Systems, Inc.	72,300	1,978,083
Netegrity, Inc. *	9,800	241,325
Real Networks, Inc. *	23,100	163,144
S1 Corp. *	142,416	1,032,516
VeriSign, Inc. *	109,937	3,895,892
Vignette Corp. *	44,800	288,400

		11,506,230

Semiconductor Equipment & Products – 2.0%
Altera Corp. *	9,600	205,800
Analog Devices, Inc. *	9,400	340,656
Applied Materials, Inc. *	10,100	439,350
Atmel Corp.	59,300	581,881
Conexant Systems, Inc. *	8,300	74,181
Integrated Device Technology, Inc. *	1,700	50,337
Intel Corp.	21,500	565,719
Jabil Circuit, Inc. *	18,120	391,754
Lattice Semiconductor Corp. *	12,100	220,069
Linear Technology Corp.	18,400	755,550
Maxim Integrated Products, Inc. *	2,100	87,339
Mentor Graphics Corp.	6,800	140,250
Microchip Technology, Inc. *	100	2,531
Micron Technology, Inc. *	3,900	161,967
Novellus Systems, Inc. *	10,800	438,075
Semtech Corp.	300	8,831
Texas Instruments, Inc.	9,620	298,028
Transmeta Corp. Delaware *	2,320	44,660
Triquint Semiconductor, Inc.	9,900	146,644

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Semiconductor Equipment & Products – continued
Vitesse Semiconductor Corp. *	1,600	$ 38,100
Xilinx, Inc. *	3,500	122,938

		5,114,660

Software – 5.4%
Adobe Systems, Inc.	93,900	3,283,683
Citrix Systems, Inc. *	212,700	4,493,287
Computer Associates International, Inc.	900	24,480
Intuit, Inc. *	12,900	357,975
Macromedia, Inc. *	18,500	297,156
Micromuse, Inc.	1,100	41,569
Microsoft Corp. *	51,300	2,805,469
National Instruments Corp.	12,700	414,338
Network Associates, Inc. *	25,600	211,200
Oracle Systems Corp. *	27,100	405,958
Peoplesoft, Inc. *	700	16,406
Peregrine Systems, Inc. *	17,300	337,350
Rational Software Corp. *	13,800	244,950
Siebel Systems, Inc. *	19,800	538,560
TIBCO Software, Inc. *	700	5,950
Veritas Software Corp. *	11,468	530,280

		14,008,611

MATERIALS – 1.6%

Chemicals – 0.6%
Air Products & Chemicals, Inc.	1,900	72,960
Albemarle Corp.	7,900	177,355
Donaldson, Inc.	7,800	208,182
Dow Chemical Co.	1,738	54,869
E.I. DuPont De Nemours & Co.	4,600	187,220
Ecolab, Inc.	500	21,210
Engelhard Corp.	800	20,688
PPG Industries, Inc.	5,800	267,322
Sherwin Williams Co.	3,000	76,440
Valspar Corp.	15,000	430,350

		1,516,596

Construction Materials – 0.3%
Elcor Chemical Corp.	12,300	171,954
Martin Marietta Materials, Inc.	15,300	653,310
Vulcan Materials Co.	200	9,366

		834,630

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – continued

Containers & Packaging – 0.1%
AptarGroup, Inc.	3,200	$ 97,504
Ball Corp.	100	4,587
Bemis Co., Inc.	400	13,236
Pactiv Corp. *	600	7,266
Sealed Air Corp. *	9,200	306,636

		429,229

Metals & Mining – 0.3%
AK Steel Holding Corp.	800	8,040
Alcan Aluminum, Ltd.	3,500	126,000
Alcoa, Inc.	2,500	89,875
Inco, Ltd. *	2,300	34,109
Phelps Dodge Corp.	12,900	518,322

		776,346

Paper & Forest Products – 0.3%
Bowater, Inc.	10,680	506,232
Rayonier, Inc.	2,400	99,120
Westvaco Corp.	300	7,269
Weyerhaeuser Co.	2,300	116,817

		729,438

TELECOMMUNICATION SERVICES – 2.1%

Diversified Telecommunication Services – 1.8%
AT&T Corp.	5,000	106,500
AT&T Corp., Liberty Media Group, Class A	46,400	649,600
AT&T Wireless Group	2,500	47,950
BellSouth Corp.	10,600	433,752
Broadwing, Inc. *	6,000	114,900
Global Crossing, Ltd. *	24,700	333,203
Pinnacle Holdings, Inc. *	18,100	160,072
Powertel, Inc.	8,463	465,465
Qwest Communications International, Inc. *	24,700	865,735
SBC Communications, Inc.	10,400	464,152
Sonus Networks Inc.	600	11,972
Sprint Corp.	6,400	140,736
Telephone & Data Systems, Inc.	3,200	299,200
Verizon Communications	13,700	675,410
WorldCom, Inc. *	3,700	69,143

		4,837,790

Wireless Telecommunications Services – 0.3%
Crown Castle International Corp. *	9,200	136,275
Western Wireless Corp., Class A	13,900	564,688

		700,963

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

UTILITIES – 3.3%

Electric Utilities – 2.3%
AES Corp. *	2,226	$ 111,211
Allegheny Energy, Inc.	10,000	462,600
Ameren Corp.	900	36,855
American Electric Power Co., Inc.	3,700	173,900
Calpine Corp. *	13,240	729,127
Consolidated Edison, Inc.	1,100	40,810
Constellation Energy Group, Inc.	700	30,870
Dominion Resources, Inc.	3,500	225,645
DQE, Inc.	4,900	142,835
DTE Energy Co.	700	27,860
Duke Energy Corp.	8,500	363,290
Dynegy, Inc., Class A	17,920	914,099
Energy East Corp.	1,000	17,350
Entergy Corp.	5,500	209,000
Exelon Corp.	4,850	318,160
FirstEnergy Corp.	600	16,752
FPL Group, Inc.	4,900	300,370
Mirant Corp. *	750	26,625
Montana Power Co.	15,500	218,550
Nisource, Inc.	600	18,672
Northeast Utilities	500	8,690
PPL Corp.	3,000	131,880
Progress Energy, Inc.	900	38,763
Public Service Enterprise Group, Inc.	4,300	185,588
Reliant Energy, Inc.	5,100	230,775
Southern Co.	2,900	101,761
TXU Corp.	2,600	107,432
UtiliCorp United, Inc.	22,200	718,392

		5,907,862

Gas Utilities – 1.0%
El Paso Corp.	12,353	806,651
Enron Corp.	20,800	1,208,480
Kinder Morgan, Inc.	300	15,960
NICOR, Inc.	200	7,454
Piedmont Natural Gas Company, Inc.	11,500	408,250
Sempra Energy	300	6,984
Southwestern Energy Co.	6,700	66,330
Williams Companies, Inc.	4,500	192,825

		2,712,934

Multi-Utilities – 0.0%
Progress Energy, Inc.	2,800	1,246
Xcel Energy, Inc.	2,900	87,319

		88,565

Total Common Stocks (cost $300,391,919)		253,748,805

EVERGREEN
Masters Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS
CONSUMER DISCRETIONARY – 0.3%
Leisure Equipment & Products – 0.1%
Tribune Co. (exchangeable for Mattel, Inc. Common Stock), 6.25%, 08/15/2001	12,800	$ 266,240

Media – 0.2%
Emmis Communications Corp., 6.25%, 12/31/2049	9,000	363,375

Total Convertible Preferred Stocks (cost $651,395)		629,615

	Principal Amount

CONVERTIBLE DEBENTURES – 0.6%

CONSUMER DISCRETIONARY – 0.3%

Media – 0.3%
Echostar Communications Corp., 4.875%, 01/01/2007	$ 450,000	403,875
Getty Images, Inc., 5.00%, 03/15/2007 144A	500,000	321,250

		725,125

INFORMATION TECHNOLOGY – 0.3%

Semiconductor Equipment & Products – 0.2%
Triquint Semiconductor, Inc., 4.00%, 03/01/2007 144A	450,000	284,062
Vitesse Semiconductor Corp., 4.00%, 03/15/2005 144A	450,000	331,875

		615,937

Software – 0.1%
Juniper Networks, Inc., 4.75%, 03/15/2007	450,000	329,625

Total Convertible Debentures (cost $2,091,375)		1,670,687

	Shares

SHORT-TERM INVESTMENTS – 1.7%

MUTUAL FUND SHARES – 1.7%

Evergreen Select Money Market Fund ø (cost $4,463,124)	4,463,124	4,463,124

Total Investments – (cost $307,597,813) – 99.9%		260,512,231
Other Assets and Liabilities – 0.1%		298,883

Net Assets – 100.0%		$260,811,114

See Combined Notes to Schedules of Investments.

EVERGREEN
Omega Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 94.1%

CONSUMER DISCRETIONARY – 20.4%

Automobiles – 1.7%
Harley-Davidson, Inc.	775,000	$ 29,411,251

Distributors – 1.1%
W.W. Grainger, Inc.	560,000	18,956,000

Hotels, Restaurants & Leisure – 1.3%
Applebee’s International, Inc.	278,500	9,938,969
Brinker International, Inc. *	440,000	12,280,400

		22,219,369

Household Durables – 0.5%
Furniture Brands International, Inc. *	400,000	9,480,000

Leisure Equipment & Products – 1.2%
Electronic Arts, Inc. *	375,000	20,343,750

Media – 8.4%
AOL Time Warner, Inc. *	1,100,000	44,165,000
Clear Channel Communications, Inc. *	675,000	36,753,750
Comcast Cable Communications Corp., Class A *	1,105,000	46,340,937
Viacom, Inc., Class B *	387,700	17,047,169

		144,306,856

Multi-line Retail – 2.5%
BJ’s Wholesale Club, Inc. * p	380,000	18,183,000
Family Dollar Stores, Inc.	950,000	24,415,000

		42,598,000

Specialty Retail – 3.7%
Bed Bath & Beyond, Inc. *	1,310,000	32,176,875
Best Buy Co., Inc. *	400,000	14,384,000
Pier 1 Imports, Inc.	800,000	10,400,000
Williams Sonoma, Inc. *	281,200	7,381,500

		64,342,375

ENERGY – 9.9%

Energy Equipment & Services – 5.9%
Cooper Cameron Corp. *	300,000	16,200,000
Diamond Offshore Drilling, Inc. p	625,000	24,593,750
Nabors Industries, Inc. *	365,000	18,921,600
National Oilwell, Inc. *	400,000	13,852,000
Santa Fe International Corp.	350,000	11,375,000
Weatherford International, Inc. * p	350,000	17,272,500

		102,214,850

Oil & Gas – 4.0%
Apache Corp.	300,000	17,283,000
Devon Energy Corp. p	350,000	20,370,000
Kerr-McGee Corp.	470,000	30,503,000

		68,156,000

EVERGREEN
Omega Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – 10.2%

Banks – 1.5%
Suntrust Banks, Inc.	415,000	$ 26,892,000

Diversified Financials – 6.2%
Citigroup, Inc.	374,400	16,840,512
Freddie Mac	525,000	34,035,750
J.P. Morgan Chase & Co.	750,000	33,675,000
Lehman Brothers Holdings, Inc.	350,000	21,945,000

		106,496,262

Insurance – 2.5%
Ace, Ltd.	465,000	17,093,400
Chubb Corp.	360,000	26,078,400

		43,171,800

HEALTH CARE – 23.2%

Biotechnology – 1.2%
Genetech, Inc. *	400,000	20,200,000

Health Care Equipment & Supplies – 4.5%
Alza Corp. *	410,000	16,605,000
Medtronic, Inc.	853,400	39,034,516
Stryker Corp.	435,000	22,728,750

		78,368,266

Health Care Providers & Services – 5.2%
AmeriSource Health Corp., Class A * p	393,400	19,296,270
Cardinal Health, Inc.	525,000	50,793,750
Express Scripts, Inc., Class A *	225,000	19,503,000

		89,593,020

Pharmaceuticals – 12.3%
American Home Products Corp.	400,000	23,500,000
Cell Therapeutics, Inc.* p	503,400	9,029,738
Mylan Laboratories, Inc.	3,280,000	84,788,000
Pfizer, Inc.	1,360,000	55,692,000
Pharmacia Corp.	585,220	29,477,531
Teva Pharmaceutical Industries, Ltd., ADR p	160,000	8,740,000

		211,227,269

INDUSTRIALS – 8.6%

Commercial Services & Supplies – 5.2%
Cadence Design Systems, Inc. *	755,000	13,959,950
Devry, Inc. *	621,100	18,664,055
Paychex, Inc.	770,000	28,538,125
Republic Services, Inc., Class A * p	1,500,000	28,125,000

		89,287,130

EVERGREEN
Omega Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued
Industrial Conglomerates – 3.4%
Tyco International, Ltd.	1,365,000	$ 59,008,950

INFORMATION TECHNOLOGY – 20.2%

Communications Equipment – 2.4%
CIENA Corp. *	150,000	6,262,500
Cisco Systems, Inc. *	820,000	12,966,250
Juniper Networks, Inc. * p	130,000	4,934,800
Tellabs, Inc. *	410,000	16,681,875

		40,845,425

Computers & Peripherals – 3.8%
NVIDIA Corp. * p	847,200	55,001,812
QLogic Corp. *	477,374	10,740,915

		65,742,727

IT Consulting & Services – 2.1%
Affiliated Computer Services, Inc., Class A * p	570,000	36,993,000

Semiconductor Equipment & Products – 7.0%
Altera Corp. *	1,080,000	23,152,500
Integrated Device Technology, Inc. *	265,000	7,846,650
Lam Research Corp. * p	375,000	8,906,250
Microchip Technology, Inc. *	677,500	17,149,219
Micron Technology, Inc. *	650,000	26,994,500
Novellus Systems, Inc. *	360,000	14,602,500
Texas Instruments, Inc.	700,000	21,686,000

		120,337,619

Software – 4.9%
Microsoft Corp. *	896,000	49,000,000
Parametric Technology Corp. *	3,050,000	27,640,625
Rational Software Corp. *	400,000	7,100,000

		83,740,625

MATERIALS – 1.6%

Chemicals – 1.6%
Air Products & Chemicals, Inc.	700,000	26,880,000

Total Common Stocks (cost $1,740,121,622)		1,620,812,544

SHORT-TERM INVESTMENTS – 15.8%

MUTUAL FUND SHARES – 15.8%
Evergreen Select Money Market Fund ø	126,396,920	126,396,920
Navigator Prime Portfolio pp	145,684,209	145,684,209

Total Short-Term Investments (cost $272,081,129)		272,081,129

Total Investments – (cost $2,012,202,751) – 109.9%		1,892,893,673
Other Assets and Liabilities – (9.9%)		(170,199,798)

Net Assets – 100.0%		$1,722,693,875

See Combined Notes to Schedules of Investments.

EVERGREEN
Premier 20 Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 93.5%

CONSUMER DISCRETIONARY – 21.3%

Hotels, Restaurants & Leisure – 4.2%
Carnival Corp., Class A	202,100	$ 5,592,107

Media – 8.6%
Entercom Communications Corp. *	140,300	5,513,790
Interpublic Group of Companies, Inc.	169,300	5,815,455

		11,329,245

Multi-line Retail – 4.3%
Target Corp.	158,000	5,700,640

Specialty Retail – 4.2%
Lowes Companies, Inc.	95,300	5,570,285

CONSUMER STAPLES – 10.8%

Food & Drug Retailing – 6.1%
CVS Corp.	137,900	8,065,771

Tobacco – 4.7%
Philip Morris Companies, Inc.	132,200	6,272,890

ENERGY – 8.1%

Energy Equipment & Services – 2.7%
National Oilwell, Inc. *	102,500	3,549,575

Oil & Gas – 5.4%
Mitchell Energy & Development Corp., Class A	135,200	7,098,000

FINANCIALS – 8.1%

Diversified Financials – 4.1%
Countrywide Credit Industries, Inc.	109,300	5,393,955

Insurance – 4.0%
Allstate Corp.	127,000	5,326,380

HEALTH CARE – 10.1%

Electronic Equipment & Instruments – 1.9%
Novoste Corp. *	140,500	2,467,531

Health Care Equipment & Supplies – 5.2%
Respironics, Inc. *	99,300	3,028,650
Varian Medical Systems, Inc. *	62,900	3,824,320

		6,852,970

Pharmaceuticals – 3.0%
Pfizer, Inc.	98,800	4,045,860

INDUSTRIALS – 21.7%

Aerospace & Defense – 4.3%
BE Aerospace, Inc. *	310,300	5,701,763

EVERGREEN
Premier 20 Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Commercial Services & Supplies – 3.9%
Insight Communications, Inc., Class A *	191,900	$ 5,085,350

Industrial Conglomerates – 4.7%
Tyco International, Ltd.	143,700	6,212,151

Machinery – 3.4%
Illinois Tool Works, Inc.	79,100	4,496,044

Marine – 5.4%
Tidewater, Inc.	159,100	7,191,320

INFORMATION TECHNOLOGY – 13.4%

Communications Equipment – 1.1%
Nokia Corp., ADR	60,900	1,461,600

Computers & Peripherals – 4.4%
EMC Corp. *	38,800	1,140,720
QLogic Corp. *	206,700	4,650,750

		5,791,470

Semiconductor Equipment & Products – 5.6%
Micron Technology, Inc. *	83,000	3,446,990
Novellus Systems, Inc. *	97,600	3,958,900

		7,405,890

Software – 2.3%
Rational Software Corp. *	171,900	3,051,225

Total Common Stocks (cost $138,854,843)		123,662,022

SHORT-TERM INVESTMENTS – 4.6%

MUTUAL FUND SHARES – 4.6%
Evergreen Select Money Market Fund ø (cost $6,139,690)	6,139,690	6,139,690

Total Investments – (cost $144,994,533) – 98.1%		129,801,712
Other Assets and Liabilities – 1.9%		2,532,781

Net Assets – 100.0%		$132,334,493

See Combined Notes to Schedules of Investments.

EVERGREEN
Small Company Growth Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.2%

CONSUMER DISCRETIONARY – 13.9%

Auto Components – 1.1%
Borg-Warner Automotive, Inc.	137,700	$ 5,517,639
Lear Corp. *	98,500	2,886,050

		8,403,689

Hotels, Restaurants & Leisure – 2.2%
Anchor Gaming *	71,400	4,373,250
Applebee’s International, Inc. p	201,100	7,176,757
Wms Industries, Inc. *	245,200	4,413,600

		15,963,607

Household Durables – 1.0%
Centex Corp.	55,400	2,307,410
Toll Brothers, Inc. *	136,500	5,255,250

		7,562,660

Leisure Equipment & Products – 1.2%
Electronic Arts, Inc. *	168,900	9,162,825

Media – 2.0%
DoubleClick, Inc. *	248,900	2,877,906
Entercom Communications Corp. *	70,000	2,751,000
Lamar Advertising Co., Class A p	60,700	2,230,725
Univision Communications, Inc., Class A *p	72,300	2,758,968
Valassis Communications, Inc. *	138,400	4,013,600

		14,632,199

Multi-line Retail – 1.3%
Chico’s FAS, Inc. *p	182,900	6,001,406
Family Dollar Stores, Inc.	133,500	3,430,950

		9,432,356

Specialty Retail – 4.4%
Abercrombie & Fitch Co., Class A *	350,600	11,464,620
Hot Topic, Inc. p	243,800	6,826,400
Pier 1 Imports, Inc.	234,200	3,044,600
Talbots, Inc. p	258,800	10,993,824

		32,329,444

Textiles & Apparel – 0.7%
Skechers U.S.A., Inc. *	119,400	2,865,600
Tommy Hilfiger Corp. *	200,000	2,570,000

		5,435,600

EVERGREEN
Small Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

ENERGY – 10.4%

Energy Equipment & Services – 6.0%
Diamond Offshore Drilling, Inc. p	160,000	$ 6,296,000
ENSCO International, Inc.	258,800	9,058,000
Global Marine, Inc. *	590,500	15,116,800
National Oilwell, Inc. *	124,500	4,311,435
Weatherford International, Inc. *p	198,600	9,800,910

		44,583,145

Oil & Gas – 4.4%
Cross Timbers Oil Co.	524,000	12,969,000
Louis Dreyfus Natural Gas Corp. *	230,400	8,524,800
Mitchell Energy & Development Corp., Class A	112,400	5,901,000
Triton Energy, Ltd., Class A *	273,900	5,141,103

		32,535,903

FINANCIALS – 11.9%

Banks – 3.6%
Boston Private Financial Holdings, Inc.	50,000	887,500
North Fork Bancorp, Inc.	465,420	12,077,649
TCF Financial Corp.	362,700	13,706,433

		26,671,582

Diversified Financials – 3.5%
Blackrock, Inc., Class A *	32,600	1,173,600
Countrywide Credit Industries, Inc.	100,000	4,935,000
Knight Trading Group, Inc. p	684,300	10,007,888
Labranche & Co., Inc. *p	84,900	2,730,384
Moody’s Corp.	218,300	6,016,348
Ubiquitel, Inc. *	160,800	924,600

		25,787,820

Insurance – 4.8%
AMBAC Financial Group, Inc.	66,300	4,205,409
Arthur J. Gallagher & Co.	701,300	19,426,010
Berkley, (W.R.) Corp.	93,700	4,222,356
Fidelity National Financial, Inc.	196,500	5,260,305
Partnerre, Ltd.	53,200	2,621,164

		35,735,244

HEALTH CARE – 27.5%

Biotechnology – 8.3%
Abgenix, Inc. *	294,707	6,980,872
Biovail Corp. p	178,700	6,456,431
CuraGen Corp. *p	155,300	3,639,844
Ilex Oncology, Inc. *	225,100	3,432,775
Immunex Corp. *	1,160,000	16,602,500

EVERGREEN
Small Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Biotechnology – continued
Medarex, Inc. *	371,900	$ 6,206,081
OSI Pharmaceuticals, Inc. *	209,900	8,317,287
Protein Design Labs, Inc. *	144,700	6,439,150
Sangstat Medical Corp. *p	196,900	1,747,488
Vertex Pharmaceuticals, Inc. *	38,000	1,391,750

		61,214,178

Health Care Equipment & Supplies – 2.8%
Aurora Bioscience Corp. *	227,900	4,073,712
Cyberonics, Inc. *	33,300	539,044
Minimed, Inc. *	275,900	8,018,344
Respironics, Inc. *	124,900	3,809,450
Varian Medical Systems, Inc. *	76,800	4,669,440

		21,109,990

Health Care Providers & Services – 12.1%
AdvancePCS *	136,600	7,412,684
AmeriSource Health Corp., Class A *p	103,800	5,091,390
Andrx Corp. *	145,300	7,119,700
Apria Healthcare Group, Inc. *	340,000	8,221,200
Bergen Brunswig Corp., Class A	156,900	2,604,540
Eclipsys Corp. *	117,100	2,283,450
Express Scripts, Inc., Class A *	109,200	9,465,456
HealthSouth Corp. *	923,400	11,902,626
Impath, Inc. *	60,500	2,805,688
Laboratory Corp. *	44,000	5,291,000
Manor Care, Inc. *	617,900	12,605,160
Oxford Health Plans, Inc. *	138,400	3,702,200
Pharmaceutical Product Development, Inc. *	84,600	3,563,775
Pharmacopeia, Inc. *	182,100	3,255,038
Quintiles Transnational Corp. *	225,500	4,256,312

		89,580,219

Pharmaceuticals – 4.3%
Cell Therapeutics, Inc. *p	208,400	3,738,175
Elan Corp. Plc, ADR *p	256,729	13,414,090
IVAX Corp. *	133,000	4,189,500
Mylan Laboratories, Inc.	322,500	8,336,625
Titan Pharmaceuticals, Inc. *	111,000	2,464,200

		32,142,590

EVERGREEN
Small Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – 15.9%

Aerospace & Defense – 1.6%
B.F. Goodrich Co.	129,500	$ 4,968,915
BE Aerospace, Inc. *	190,300	3,496,762
Doncasters Plc *	176,800	3,323,840

		11,789,517

Airlines – 0.5%
Frontier Airlines, Inc. *	343,000	4,180,313

Building Products – 0.5%
American Standard Cos., Inc. *	60,000	3,544,200

Commercial Services & Supplies – 6.9%
Apollo Group, Inc., Class A *	97,750	3,207,422
BISYS Group, Inc. *	245,710	13,130,128
Choicepoint, Inc. *	189,700	6,411,860
Devry, Inc. *p	644,068	19,354,243
H&R Block, Inc.	109,100	5,461,546
Insight Communications, Inc., Class A *	130,300	3,452,950

		51,018,149

Machinery – 5.0%
Precision Castparts Corp.	166,200	5,492,910
Roper Industries, Inc.	827,300	29,617,340
Shaw Group, Inc. *p	48,200	2,251,422

		37,361,672

Marine – 1.4%
Tidewater, Inc.	234,000	10,576,800

INFORMATION TECHNOLOGY – 13.6%

Communications Equipment – 1.8%
Audio Codes, Ltd. *	302,100	2,681,137
Digital Lightwave, Inc.	247,600	4,425,850
Nuance Communications, Inc. *p	457,900	4,597,316
Powerwave Technologies, Inc. *	100,500	1,369,313

		13,073,616

Computers & Peripherals – 0.8%
QLogic Corp. *p	247,100	5,559,750

Electronic Equipment & Instruments – 1.2%
Conductus, Inc. *p	91,300	365,200
Millipore Corp.	100,200	4,635,252
Sawtek, Inc. *	232,000	4,132,500

		9,132,952

EVERGREEN
Small Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – continued

Internet Software & Services – 0.9%
Art Technology Group, Inc. p	79,800	$ 957,600
I Many, Inc. p	360,500	4,100,688
Jupiter Media Metrix, Inc. *	9,600	31,200
Netegrity, Inc. *p	70,050	1,724,981

		6,814,469

Office Electronics – 0.6%
Manugistics Group, Inc. *p	254,600	4,662,362

Semiconductor Equipment & Products – 3.6%
Alliance Semiconductor Corp. *	331,900	3,858,338
Alpha Industries, Inc. *p	292,000	4,599,000
Elantec Semiconductor, Inc. *	192,700	5,118,594
LTX Corp. *	251,900	4,707,381
Novellus Systems, Inc. *	145,000	5,881,562
Vitesse Semiconductor Corp. *	106,400	2,533,650

		26,698,525

Software – 4.7%
Citrix Systems, Inc. *	206,000	4,351,750
Clarus Corp. p	104,300	664,913
Homestore Common, Inc. p	312,200	7,414,750
Parametric Technology Corp. *	583,100	5,284,344
Precise Software Solutions, Ltd. *p	46,300	700,287
Rational Software Corp. *	464,500	8,244,875
Smartforce Plc *	116,200	2,578,187
TIBCO Software, Inc. p	685,200	5,824,200

		35,063,306

TELECOMMUNICATION SERVICES – 2.9%

Diversified Telecommunication Services – 2.6%
Adelphia Communications Corp., Class A *	113,200	4,584,600
Allegiance Telecom, Inc. *p	107,700	1,588,575
McLeod USA, Inc., Class A *	1,184,200	10,287,738
Xo Communications, Inc., Class A p	438,000	3,066,000

		19,526,913

Wireless Telecommunications Services – 0.3%
Us Unwired, Inc., Class A *	330,000	2,227,500

UTILITIES – 1.1%

Electric Utilities – 0.6%
NRG Energy, Inc. p	50,000	1,820,000
Orion Power Holdings, Inc. *	96,000	2,947,200

		4,767,200

EVERGREEN
Small Company Growth Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

UTILITIES – continued

Energy Equipment & Services – 0.5%
Capstone Turbine Corp. p	128,100	$ 3,634,838

Total Common Stocks (cost $710,747,349)		721,915,133

SHORT-TERM INVESTMENTS – 21.6%

MUTUAL FUND SHARES – 21.6%
Evergreen Select Money Market Fund ø	29,778,235	29,778,235
Navigator Prime Portfolio pp	130,417,290	130,417,290

Total Short-Term Investments (cost $160,195,525)		160,195,525

Total Investments – (cost $870,942,874) – 118.8%		882,110,658
Other Assets and Liabilities – (18.8%)		(139,729,213)

Net Assets – 100.0%		$ 742,381,445

See Combined Notes to Schedules of Investments.

EVERGREEN
Stock Selector Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.0%

CONSUMER DISCRETIONARY – 11.0%

Automobiles – 0.7%
Ford Motor Co.	261,691	$ 7,358,751

Distributors – 0.5%
Arrow Electronics, Inc. *	239,526	5,413,288

Hotels, Restaurants & Leisure – 1.3%
Darden Restaurants, Inc.	156,650	3,720,438
Harrahs Entertainment, Inc.	136,924	4,029,673
Tricon Global Restaurants, Inc. *	83,105	3,173,780
Wendy’s International, Inc.	123,740	2,761,877

		13,685,768

Household Durables – 0.5%
Pulte Corp.	134,564	5,437,731

Leisure Equipment & Products – 0.2%
Brunswick Corp.	101,361	1,989,716

Media – 3.1%
AOL Time Warner, Inc.	519,068	20,840,580
USA Networks, Inc. *	133,150	3,187,278
Viacom, Inc., Class B *	113,862	5,006,512
Walt Disney Co.	107,506	3,074,672

		32,109,042

Multi-line Retail – 3.7%
Federated Department Stores, Inc. *	142,971	5,940,445
Kmart Corp.	227,800	2,141,320
Sears, Roebuck & Co.	204,191	7,201,817
Target Corp.	166,227	5,997,470
Wal-Mart Stores, Inc.	322,660	16,294,330

		37,575,382

Specialty Retail – 1.0%
Home Depot, Inc.	60,778	2,619,532
Lowes Companies, Inc.	119,185	6,966,363

		9,585,895

CONSUMER STAPLES – 10.0%

Beverages – 3.1%
Adolph Coors Co.	51,572	3,374,872
Anheuser Busch Companies, Inc.	172,476	7,921,823
Coca Cola Enterprises, Inc.	170,027	3,023,080
Coca-Cola Co.	151,548	6,843,908
PepsiCo., Inc.	245,927	10,808,491

		31,972,174

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – continued

Food & Drug Retailing – 2.1%
Albertsons, Inc.	174,574	$ 5,554,945
Kroger Co. *	254,643	6,567,243
Safeway, Inc.	98,940	5,456,541
SuperValu, Inc.	162,428	2,165,165
SYSCO Corp.	79,957	2,119,660

		21,863,554

Food Products – 1.1%
Archer Daniels Midland Co.	192,635	2,533,150
Conagra, Inc.	263,617	4,808,374
Unilever NV	87,650	4,613,896

		11,955,420

Household Products – 1.2%
Alberto Culver Co., Class B	54,037	2,143,108
Procter & Gamble Co.	157,359	9,850,673

		11,993,781

Personal Products – 1.1%
Avon Products, Inc.	123,766	4,949,402
Kimberly-Clark Corp.	92,365	6,265,118

		11,214,520

Tobacco – 1.4%
Philip Morris Companies, Inc.	299,859	14,228,310

ENERGY – 7.5%

Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	64,302	2,334,806
Nabors Industries, Inc. *	78,615	4,075,401
Rowan Co., Inc.	247,006	6,792,665
Smith International, Inc. p	27,746	1,947,769

		15,150,641

Oil & Gas – 6.0%
Anadarko Petroleum Corp.	42,819	2,688,177
Apache Corp.	147,677	8,507,672
Exxon Mobil Corp.	281,157	22,773,717
Kerr-McGee Corp.	133,866	8,687,903
Occidental Petroleum Corp.	121,433	3,005,467
Phillips Petroleum Co. p	158,657	8,734,068
Tosco Corp.	182,464	7,802,161

		62,199,165

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

FINANCIALS – 18.9%

Banks – 5.7%
Bank of America Corp.	186,629	$ 10,217,938
FleetBoston Financial Corp.	230,530	8,702,508
Mellon Financial Corp.	74,530	3,019,956
SouthTrust Corp.	220,990	10,110,292
U.S. Bancorp	414,178	9,608,930
Washington Mutual, Inc.	112,443	6,156,254
Wells Fargo & Co.	211,743	10,474,926

		58,290,804

Diversified Financials – 8.7%
Citigroup, Inc.	662,197	29,785,621
Fannie Mae	167,317	13,318,433
Freddie Mac	77,326	5,013,045
J.P. Morgan Chase & Co.	295,380	13,262,562
Lehman Brothers Holdings, Inc.	138,817	8,703,826
Merrill Lynch & Co., Inc.	44,200	2,448,680
Morgan Stanley Dean Witter & Co.	58,747	3,142,964
Providian Financial Corp.	117,456	5,761,217
Textron, Inc.	66,666	3,789,295
Vivendi Universal SA p	68,321	4,143,669

		89,369,312

Insurance – 4.5%
Allmerica Financial Corp.	92,395	4,794,377
Allstate Corp.	126,375	5,300,167
American International Group, Inc.	273,461	22,013,610
CIGNA Corp.	34,946	3,751,803
Loews Corp.	125,870	7,477,937
MGIC Investment Corp.	51,101	3,496,330

		46,834,224

HEALTH CARE – 13.6%

Health Care Equipment & Supplies – 1.5%
Becton Dickinson & Co.	121,138	4,278,594
Biomet, Inc.	132,684	5,226,506
C.R. Bard, Inc.	135,924	6,170,949

		15,676,049

Health Care Providers & Services – 1.4%
HCA-The Healthcare Corp.	183,571	7,392,404
HealthSouth Corp.	224,433	2,892,942
Wellpoint Health Networks, Inc., Class A *	45,497	4,336,319

		14,621,665

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Pharmaceuticals – 10.7%
Abbott Laboratories	76,367	$ 3,603,759
Bristol-Myers Squibb Co.	205,379	12,199,513
Elan Corp. Plc, ADR *p	77,451	4,046,815
Johnson & Johnson	216,994	18,980,465
Merck & Co., Inc.	347,043	26,340,564
Novartis AG	90,413	3,555,943
Pfizer, Inc.	674,908	27,637,482
Pharmacia Corp.	146,369	7,372,606
Teva Pharmaceutical Industries, Ltd., ADR	109,272	5,968,983

		109,706,130

INDUSTRIALS – 10.2%

Aerospace & Defense – 2.5%
Boeing Co.	146,340	8,152,601
General Dynamics Corp.	83,364	5,230,257
Lockheed Martin Corp.	118,307	4,217,645
Raytheon Co., Class B	128,776	3,783,439
United Technologies Corp.	56,212	4,120,340

		25,504,282

Airlines – 0.5%
AMR Corp.	74,382	2,612,296
Continental Airlines, Inc., Class B *p	57,077	2,362,988

		4,975,284

Building Products – 0.3%
American Standard Cos., Inc. *	59,097	3,490,860

Commercial Services & Supplies – 0.5%
Equifax, Inc.	85,130	2,660,313
R.R. Donnelley & Sons Co.	100,129	2,625,382

		5,285,695

Electrical Equipment – 0.6%
Emerson Electric Co.	105,073	6,514,526

Industrial Conglomerates – 5.8%
Dover Corp.	92,715	3,322,905
General Electric Co.	997,723	41,764,685
Minnesota Mining & Manufacturing Co.	37,757	3,922,952
Tyco International, Ltd.	243,865	10,542,284

		59,552,826

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INFORMATION TECHNOLOGY – 15.6%

Communications Equipment – 3.1%
Cisco Systems, Inc. *	734,389	$ 11,612,526
Corning, Inc.	163,356	3,379,836
Lucent Technologies, Inc.	201,710	2,011,049
Nokia Corp., ADR	105,715	2,537,160
Nortel Networks Corp.	295,183	4,147,321
Polycom, Inc. *	30,696	379,863
Scientific Atlanta, Inc.	99,656	4,144,693
Tellabs, Inc. *	95,029	3,866,492

		32,078,940

Computers & Peripherals – 4.3%
Compaq Computer Corp.	287,125	5,225,675
EMC Corp. *	225,175	6,620,145
Hewlett-Packard Co.	173,947	5,439,323
International Business Machines Corp.	183,155	17,615,848
Palm, Inc. *	6,568	55,212
Sun Microsystems, Inc. *	428,685	6,588,888
Unisys Corp.	195,515	2,737,210

		44,282,301

Electronic Equipment & Instruments – 1.2%
Agilent Technologies, Inc. *	79,186	2,433,386
Flextronics International, Ltd. *	164,636	2,469,540
JDS Uniphase Corp. *	117,213	2,161,115
Solectron Corp. *	270,657	5,145,189

		12,209,230

Semiconductor Equipment & Products – 2.4%
Applied Materials, Inc. *	106,289	4,623,571
Intel Corp.	610,838	16,072,675
Texas Instruments, Inc.	137,352	4,255,165

		24,951,411

Software – 4.6%
Adobe Systems, Inc.	83,114	2,906,497
Microsoft Corp. *	603,638	33,011,453
Oracle Systems Corp. *	651,694	9,762,376
Siebel Systems, Inc. *	77,228	2,100,602

		47,780,928

MATERIALS – 1.5%

Chemicals – 0.5%
Eastman Chemical Co.	110,395	5,433,642

Containers & Packaging – 0.2%
Crown Cork & Seal Co., Inc.	423,800	1,716,390

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – continued

Metals & Mining – 0.8%
Alcoa, Inc.	106,376	$ 3,824,217
Freeport McMoran Copper & Gold, Inc., Class B *	155,371	2,027,591
USX-U.S. Steel Group	154,501	2,269,620

		8,121,428

TELECOMMUNICATION SERVICES – 6.0%

Diversified Telecommunication Services – 6.0%
ADC Telecommunications, Inc. *	259,626	2,206,821
AT&T Corp.	316,184	6,734,719
BellSouth Corp.	187,021	7,652,899
Qwest Communications International, Inc. *	243,665	8,540,458
SBC Communications, Inc.	206,069	9,196,860
Sprint Corp.	167,353	3,680,092
Verizon Communications	255,160	12,579,388
WorldCom, Inc. *	625,111	11,681,762

		62,272,999

UTILITIES – 4.7%

Electric Utilities – 3.0%
Duke Energy Corp.	98,056	4,190,913
Dynegy, Inc., Class A	88,614	4,520,200
Entergy Corp.	110,132	4,185,016
Exelon Corp.	188,968	12,396,301
Southern Co.	66,408	2,330,257
TXU Corp.	92,477	3,821,150

		31,443,837

Gas Utilities – 1.7%
El Paso Corp.	79,421	5,186,191
Keyspan Corp.	112,878	4,304,038
Sempra Energy	341,048	7,939,598

		17,429,827

Total Common Stocks (cost $1,006,303,093)		1,021,275,728

	Principal Amount	Value

SHORT-TERM INVESTMENTS – 3.1%

U.S. TREASURY OBLIGATIONS – 0.1%
U.S. Treasury Bills:
5.14%, 04/19/2001	$450,000	448,908
6.05%, 05/24/2001	750,000	743,446

		1,192,354

EVERGREEN
Stock Selector Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

MUTUAL FUND SHARES – 3.0%
Evergreen Select Money Market Fund ø¹	2,086,796	$ 2,086,796
Navigator Prime Portfolio pp	29,020,617	29,020,617

		31,107,413

Total Short-Term Investments (cost $32,299,767)		32,299,767

Total Investments – (cost $1,038,602,860) – 102.1%		1,053,575,495
Other Assets and Liabilities – (2.1%)		(21,855,121)

Net Assets – 100.0%		$ 1,031,720,374

See Combined Notes to Schedules of Investments.

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.8%

CONSUMER DISCRETIONARY – 14.1%

Automobiles – 0.7%
Ford Motor Co.	3,461	$ 97,323
General Motors Corp.	819	42,465

		139,788

Distributors – 0.5%
Arrow Electronics, Inc. *	4,715	106,559

Hotels, Restaurants & Leisure – 0.9%
Tricon Global Restaurants, Inc. *	2,574	98,301
Wendy’s International, Inc.	4,000	89,280

		187,581

Household Durables – 0.8%
Pulte Corp.	3,960	160,024

Leisure Equipment & Products – 0.7%
Brunswick Corp.	3,000	58,890
Oakley, Inc. *	4,949	87,944

		146,834

Media – 3.4%
AOL Time Warner, Inc. *	11,730	470,960
Viacom, Inc., Class B *	2,791	122,720
Walt Disney Co.	4,455	127,413

		721,093

Multi-line Retail – 3.9%
Dillards, Inc., Class A	3,600	78,984
Federated Department Stores, Inc. *	5,642	234,425
Target Corp.	1,584	57,151
Wal-Mart Stores, Inc.	8,612	434,906

		805,466

Specialty Retail – 2.0%
AutoNation, Inc.	18,808	169,272
Home Depot, Inc.	3,861	166,409
RadioShack Corp.	1,980	72,646

		408,327

Textiles & Apparel – 1.2%
Polo Ralph Lauren Corp. *	4,158	114,345
Ross Stores, Inc.	7,622	142,912

		257,257

CONSUMER STAPLES – 7.8%

Beverages – 3.4%
Adolph Coors Co.	891	58,307
Anheuser Busch Companies, Inc.	2,970	136,412

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

CONSUMER STAPLES – continued

Beverages – continued
Coca-Cola Co.	2,010	$ 90,771
Coca-Cola Femsa SA, ADR	9,899	189,566
PepsiCo., Inc.	5,345	234,913
		709,969

Food & Drug Retailing – 0.9%
CVS Corp.	1,485	86,858
Kroger Co. *	2,475	63,830
Safeway, Inc. *	792	43,679

		194,367

Food Products – 1.3%
Conagra, Inc.	8,414	153,471
Suiza Foods Corp. *	2,574	123,784

		277,255

Household Products – 0.8%
American Greetings Corp., Class A	9,154	97,033
Procter & Gamble Co.	1,129	70,675

		167,708

Personal Products – 0.3%
Colgate-Palmolive Co.	940	51,944

Tobacco – 1.1%
Philip Morris Companies, Inc.	1,008	47,830
R.J. Reynolds Tobacco Holdings, Inc.	3,168	177,725

		225,555

ENERGY – 8.5%

Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	2,376	86,273
Nabors Industries, Inc. *	1,185	61,430
Rowan Co., Inc. *	3,564	98,010
Schlumberger, Ltd.	1,454	83,765

		329,478

Oil & Gas – 6.9%
Amerada Hess Corp.	1,980	154,678
Chevron Corp.	1,980	173,844
Exxon Mobil Corp.	6,548	530,388
Kerr-McGee Corp.	1,783	115,717
Occidental Petroleum Corp.	2,796	69,201
Royal Dutch Petroleum Co.	2,772	153,680
Sunoco, Inc.	2,178	70,632
Texaco, Inc.	495	32,868

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

ENERGY – continued

Oil & Gas – continued
Tosco Corp.	2,070	$ 88,513
USX-Marathon Group	2,200	59,290

		1,448,811

FINANCIALS – 19.8%

Banks – 5.5%
Bank of America Corp.	2,673	146,347
Comerica, Inc.	2,079	127,858
FleetBoston Financial Corp.	5,147	194,299
Golden West Financial Corp.	1,575	102,218
Greenpoint Financial Corp.	3,240	105,624
Huntington Bancshares, Inc.	4,500	64,125
KeyCorp	3,300	85,140
Washington Mutual, Inc.	4,896	268,056
Wells Fargo & Co.	1,188	58,770

		1,152,437

Diversified Financials – 10.3%
American Express Co.	3,663	151,282
CIT Group, Inc., Class A	6,137	177,237
Citigroup, Inc.	9,701	436,351
Fannie Mae	3,207	255,277
Freddie Mac	1,503	97,439
J.P. Morgan Chase & Co.	4,029	180,902
Lehman Brothers Holdings, Inc.	2,768	173,554
Merrill Lynch & Co., Inc.	5,147	285,144
Morgan Stanley Dean Witter & Co.	1,148	61,418
National Service Industries, Inc.	3,663	85,897
Providian Financial Corp.	3,762	184,526
Ryder Systems, Inc.	3,100	55,769

		2,144,796

Insurance – 4.0%
AFLAC, Inc.	4,356	119,964
American International Group, Inc.	3,944	317,492
Axa SA, ADR	1,782	97,565
CIGNA Corp.	792	85,029
Loews Corp.	2,000	118,820
MONY Group, Inc.	2,811	93,325

		832,195

HEALTH CARE – 11.7%

Biotechnology – 0.3%
Applera Corp. – Applied Biosystems Group	2,673	74,176

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

HEALTH CARE – continued

Health Care Equipment & Supplies – 0.9%
Baxter International, Inc.	808	$ 76,065
Medtronic, Inc.	2,376	108,678

		184,743

Health Care Providers & Services – 0.7%
Tenet Healthcare Corp.	3,267	143,748

Pharmaceuticals – 9.8%
Abbott Laboratories	5,836	275,401
Bristol-Myers Squibb Co.	2,277	135,254
Eli Lilly & Co.	1,881	144,197
Johnson & Johnson	2,990	261,535
King Pharmaceuticals, Inc. *	1,386	56,480
Merck & Co., Inc.	6,731	510,883
Pfizer, Inc.	12,293	503,398
Schering-Plough Corp.	3,217	117,517
Teva Pharmaceutical Industries, Ltd., ADR	792	43,263

		2,047,928

INDUSTRIALS – 9.4%

Aerospace & Defense – 1.3%
Boeing Co.	2,574	143,398
United Technologies Corp.	1,797	131,720

		275,118

Airlines – 0.6%
AMR Corp.	2,013	70,697
Southwest Airlines Co.	3,508	62,267

		132,964

Commercial Services & Supplies – 0.9%
Automatic Data Processing, Inc.	990	53,836
First Data Corp.	792	47,290
SunGard Data Systems, Inc. *	1,287	63,359
Teletech Holdings, Inc. *	2,475	19,491

		183,976

Construction & Engineering – 0.2%
Quanta Services, Inc. *	1,782	39,774

Industrial Conglomerates – 6.0%
General Electric Co.	21,675	907,315
ITT Industries, Inc.	2,277	88,234
Tyco International, Ltd.	5,840	252,463

		1,248,012

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

INDUSTRIALS – continued

Machinery – 0.4%
Timken Co.	5,400	$ 84,510

INFORMATION TECHNOLOGY – 16.9%

Communications Equipment – 2.9%
Cisco Systems, Inc. *	15,145	239,481
Corning, Inc.	2,287	47,318
Digital Lightwave, Inc. *	1,782	31,853
Lucent Technologies, Inc.	3,936	39,242
Nortel Networks Corp.	9,760	137,128
Scientific Atlanta, Inc.	990	41,174
Tellabs, Inc. *	1,600	65,100

		601,296

Computers & Peripherals – 5.3%
Compaq Computer Corp.	2,970	54,054
Dell Computer Corp. *	3,960	101,723
EMC Corp.	5,741	168,785
Hewlett-Packard Co.	3,960	123,829
International Business Machines Corp.	4,702	452,238
Sun Microsystems, Inc. *	7,523	115,629
Unisys Corp. *	6,100	85,400

		1,101,658

Electronic Equipment & Instruments – 1.7%
Agilent Technologies, Inc. *	3,229	99,227
JDS Uniphase Corp. *	4,789	88,297
Sanmina Corp. *	2,249	43,996
Solectron Corp. *	3,100	58,931
Vishay Intertechnology, Inc. *	3,267	65,014

		355,465

Semiconductor Equipment & Products – 2.6%
Intel Corp.	12,922	340,010
KLA-Tencor Corp. *	2,574	101,351
Texas Instruments, Inc.	3,366	104,279

		545,640

Software – 4.4%
Autodesk, Inc.	3,206	97,983
Infosys Technologies Ltd.	495	32,423
Microsoft Corp. *	8,810	481,797
Oracle Systems Corp. *	14,848	222,423
Peoplesoft, Inc. *	2,376	55,687
Siebel Systems, Inc. *	1,590	43,248

		933,561

EVERGREEN
Tax Strategic Equity Fund
Schedule of Investments (continued)
March 31, 2001 (Unaudited)

	Shares	Value

COMMON STOCKS – continued

MATERIALS – 2.0%

Chemicals – 0.4%
Eastman Chemical Co.	1,584	$ 77,964

Construction Materials – 0.4%
Cemex SA de CV, ADR, Ser. B	3,663	78,755

Metals & Mining – 1.2%
De Beers Consolidated Mines Ltd.	2,178	83,717
Freeport McMoran Copper & Gold, Inc., Class B *	8,800	114,840
Inco, Ltd. *	3,800	56,354

		254,911

TELECOMMUNICATION SERVICES – 5.6%

Diversified Telecommunication Services – 5.6%
AT&T Corp.	8,158	173,766
BellSouth Corp.	3,960	162,043
Qwest Communications International, Inc. *	3,871	135,679
SBC Communications, Inc.	6,335	282,731
Sprint Corp.	3,564	78,372
Verizon Communications	3,831	188,868
WorldCom, Inc. *	7,466	139,521

		1,160,980

UTILITIES – 4.0%

Electric Utilities – 2.3%
Duke Energy Corp.	2,772	118,475
Dynegy, Inc., Class A	910	46,419
Entergy Corp.	3,564	135,432
Reliant Energy, Inc.	4,136	187,154

		487,480

Gas Utilities – 1.7%
Keyspan Corp.	3,168	120,796
Sempra Energy	9,804	228,237

		349,033

Total Common Stocks (cost $21,822,202)		20,829,136

SHORT–TERM INVESTMENTS – 0.1%

MUTUAL FUND SHARES – 0.1%
Evergreen Select Money Market Fund ø (cost $28,875)	28,875	28,875

Total Investments – (cost $21,851,077) – 99.9%		20,858,011
Other Assets and Liabilities – 0.1%		24,372

Net Assets – 100.0%		$ 20,882,383

See Combined Notes to Schedules of Investments

Combined Notes to Schedule of Investments (Unaudited)

Symbol	Description

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*	Non-income producing security.
p	All or a portion of this security is on loan.
pp	Represents investment of cash collateral received for securities on loan.
ø	The advisor of the Fund and the advisor of the money market fund are each a division of First Union National Bank.

Summary of Abbreviations:
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Assets and Liabilities
March 31, 2001 (Unaudited)

	Aggressive Growth Fund	Capital Growth Fund	Evergreen Fund	Growth Fund	Large Company Growth Fund	Masters Fund

Assets

Identified cost of securities	$324,299,721	$517,413,168	$1,104,075,052	$625,385,939	$803,065,926	$307,597,813

Net unrealized gains or losses on securities	(15,043,374)	58,616,910	10,672,292	(2,593,247)	(5,707,534)	(47,085,582)

Market value of securities	309,256,347	576,030,078	1,114,747,344	622,792,692	797,358,392	260,512,231

Receivable for securities sold	6,662,704	0	10,830,569	1,402,843	0	1,916,764

Receivable for Fund shares sold	254,715	5,993,248	1,852,767	1,866,869	146,425	492,615

Dividends and interest receivable	180,272	750,113	1,044,140	333,754	653,851	211,826

Prepaid expenses and other assets	43,887	48,653	77,713	59,065	178,004	15,721

Total assets	316,397,925	582,822,092	1,128,552,533	626,455,223	798,336,672	263,149,157

Liabilities

Payable for securities purchased	3,705,803	0	2,317,683	3,569,645	11,441,455	1,750,414

Payable for Fund shares redeemed	375,048	3,116,275	1,896,802	811,170	660,108	546,563

Payable for securities on loan	36,552,292	1,005,082	19,706,000	100,859,705	52,724,492	0

Advisory fee payable	11,700	37,512	69,146	29,408	27,796	18,381

Distribution Plan expenses payable	10,753	31,743	33,185	27,337	18,716	12,753

Due to other related parties	2,250	7,033	8,997	6,302	6,009	2,113

Accrued expenses and other liabilities	30,277	207,021	245,914	284,117	208,496	7,819

Total liabilities	40,688,123	4,404,666	24,277,727	105,587,684	65,087,072	2,338,043

Net assets	$275,709,802	$578,417,426	$1,104,274,806	$520,867,539	$733,249,600	$260,811,114

Net assets represented by

Paid-in capital	$359,672,351	$526,416,481	$1,102,121,725	$555,367,788	$797,036,458	$311,886,756

Overdistributed net investment loss	(988,421)	(389,587)	(2,801,346)	(3,475,734)	(690,876)	(1,739,074)

Accumulated net realized losses on securities and foreign currency related transactions	(67,930,754)	(6,226,378)	(5,717,865)	(28,431,268)	(57,388,448)	(2,250,969)

Net unrealized gains or losses on securities and foreign currency related transactions	(15,043,374)	58,616,910	10,672,292	(2,593,247)	(5,707,534)	(47,085,599)

Total net assets	$275,709,802	$578,417,426	$1,104,274,806	$520,867,539	$733,249,600	$260,811,114

Net assets consists of

Class A	$160,385,357	$247,181,786	$ 107,401,988	$ 78,818,649	$670,139,409	134,155,263

Class B	80,684,061	86,330,791	372,944,649	6,446,035	53,782,280	112,737,624

Class C	11,069,554	243,982,727	6,836,424	312,105,797	7,062,259	11,197,247

Class I*	23,570,830	922,122	617,091,745	123,497,058	2,265,652	2,720,980

	$275,709,802	$578,417,426	$1,104,274,806	$520,867,539	$733,249,600	$260,811,114

Shares outstanding

Class A	10,796,573	10,042,503	8,519,149	5,780,532	100,960,327	15,634,263

Class B	5,836,531	3,545,310	30,947,472	505,784	8,392,262	13,380,389

Class C	803,568	10,716,178	568,595	24,528,440	1,100,915	1,331,128

Class I*	1,540,331	37,110	47,965,099	8,962,131	345,423	315,354

Net asset value per share

Class A	$ 14.86	$ 24.61	$ 12.61	$ 13.64	$ 6.64	$ 8.58

Class A—Offering price (based on sales charge of 5.75%)	$ 15.77	$ 26.11	$ 13.38	$ 14.47	$ 7.05	$ 9.10

Class B	$ 13.82	$ 24.35	$ 12.05	$ 12.74	$ 6.41	$ 8.43

Class C	$ 13.78	$ 22.77	$ 12.02	$ 12.72	$ 6.41	$ 8.41

Class I*	$ 15.30	$ 24.85	$ 12.87	$ 13.78	$ 6.56	$ 8.63

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Assets and Liabilities
March 31, 2001 (Unaudited)

	Omega Fund	Premier 20 Fund	Small Company Growth Fund	Stock Selector Fund	Tax Strategic Equity Fund

Assets

Identified cost of securities	$2,012,202,751	$144,994,533	$870,942,874	$1,038,602,860	$21,851,077

Net unrealized gains or losses on securities	(119,309,078)	(15,192,821)	11,167,784	14,972,635	(993,066)

Market value of securities	1,892,893,673	129,801,712	882,110,658	1,053,575,495	20,858,011

Cash	0	0	754,137	0	21,391

Receivable for securities sold	0	7,944,470	7,317,051	76,343,356	0

Receivable for Fund shares sold	3,922,946	535,946	4,739,771	307,538	28,791

Dividends and interest receivable	1,418,697	220,789	257,700	1,281,949	22,265

Receivable for daily variation margin on open futures contracts	0	0	0	15,400	0

Prepaid expenses and other assets	27,004	28,016	121,592	49,569	40,676

Total assets	1,898,262,320	138,530,933	895,300,909	1,131,573,307	20,971,134

Liabilities

Payable for securities purchased	26,561,245	6,058,833	20,872,758	69,936,002	0

Payable for Fund shares redeemed	2,966,623	51,741	1,234,810	711,742	66,496

Payable for securities on loan	145,684,209	0	130,417,290	29,020,617	0

Advisory fee payable	70,624	2,873	27,724	85,460	1,480

Distribution Plan expenses payable	104,105	3,009	17,745	571	1,320

Due to other related parties	14,093	147	5,989	8,379	170

Accrued expenses and other liabilities	167,546	79,837	343,148	90,162	19,285

Total liabilities	175,568,445	6,196,440	152,919,464	99,852,933	88,751

Net assets	$1,722,693,875	$132,334,493	$742,381,445	$1,031,720,374	$20,882,383

Net assets represented by

Paid-in capital	$2,276,911,226	$176,368,252	$953,639,278	$1,054,899,249	$23,324,576

Undistributed net investment income (loss)	(11,295,659)	(35,783)	(1,532,599)	46,434	(123,984)

Accumulated net realized losses on securities and futures contracts	(423,612,614)	(28,805,155)	(220,893,018)	(38,207,288)	(1,325,143)

Net unrealized gains or losses on securities and futures contracts	(119,309,078)	(15,192,821)	11,167,784	14,981,979	(993,066)

Total net assets	$1,722,693,875	$132,334,493	$742,381,445	$1,031,720,374	$20,882,383

Net assets consists of

Class A	$ 577,180,357	$126,760,417	$692,362,001	$ 17,843,247	$ 5,160,271

Class B	910,314,205	3,793,851	42,188,207	2,099,929	10,911,148

Class C	218,349,106	1,699,376	5,828,655	170,266	3,992,698

Class I*	16,850,207	80,849	2,002,582	1,010,532,656	818,266

Class IS	0	0	0	1,074,276	0

	$1,722,693,875	$132,334,493	$742,381,445	$1,031,720,374	$20,882,383

Shares outstanding

Class A	24,980,154	21,245,092	174,012,677	1,322,114	430,805

Class B	43,061,739	639,082	10,996,242	160,641	926,593

Class C	10,302,846	285,732	1,524,426	12,800	338,538

Class I*	722,411	13,540	496,483	74,515,124	67,758

Class IS	0	0	0	79,595	0

Net asset value per share

Class A	$ 23.11	$ 5.97	$ 3.98	$ 13.50	$ 11.98

Class A—Offering price (based on sales charge of 5.75%)	$ 24.52	$ 6.33	$ 4.22	$ 14.32	$ 12.71

Class B	$ 21.14	$ 5.94	$ 3.84	$ 13.07	$ 11.78

Class C	$ 21.19	$ 5.95	$ 3.82	$ 13.30	$ 11.79

Class I*	$ 23.32	$ 5.97	$ 4.03	$ 13.56	$ 12.08

Class IS	$ —	$ —	$ —	$ 13.50	$ —

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Operations
Six Months Ended March 31, 2001 (Unaudited)

	Aggressive Growth Fund	Capital Growth Fund	Evergreen Fund	Growth Fund	Large Company Growth Fund	Masters Fund

Investment income

Dividends (net of foreign withholding taxes of $0, $0, $714, $0, $2,421 and $315, respectively)	$ 414,496	$ 3,266,913	$ 6,922,892	$ 278,842	$ 2,695,036	$ 947,416

Securities lending income	36,352	7,640	30,960	197,638	84,996	0

Interest	1,093,717	1,262,644	1,453,465	1,419,850	1,360,110	301,535

Total investment income	1,544,565	4,537,197	8,407,317	1,896,330	4,140,142	1,248,951

Expenses

Advisory fee	938,534	2,139,007	5,407,730	2,145,726	2,045,895	1,349,840

Distribution Plan expenses	849,683	1,750,836	2,550,688	2,034,948	1,451,495	906,538

Administrative services fees	180,487	401,064	683,100	459,799	466,351	155,154

Transfer agent fee	469,947	484,170	2,124,208	556,951	640,051	494,897

Trustees’ fees and expenses	3,863	5,997	13,256	6,445	10,374	2,916

Printing and postage expenses	22,141	42,813	128,838	49,744	73,946	21,498

Custodian fee	56,448	60,703	186,413	74,671	113,293	38,339

Registration and filing fees	8,999	35,560	28,073	46,735	18,754	9,421

Professional fees	9,096	8,943	12,063	9,712	11,884	8,537

Interest expense	0	0	0	0	616	0

Other	1,837	7,072	1,770	233	2,024	606

Total expenses	2,541,035	4,936,165	11,136,139	5,384,964	4,834,683	2,987,746

Less: Expense reductions	(26,988)	(12,996)	(67,892)	(17,525)	(48,674)	(7,793)

Net expenses	2,514,047	4,923,169	11,068,247	5,367,439	4,786,009	2,979,953

Net investment loss	(969,482)	(385,972)	(2,660,930)	(3,471,109)	(645,867)	(1,731,002)

Net realized and unrealized gains or losses on securities and foreign currency related transactions

Net realized gains or losses on:

Securities	(67,935,659)	(5,350,673)	(458,408)	(11,006,657)	(27,037,329)	2,312,506

Foreign currency related transactions	0	0	0	0	1,791	(3,000)

Net realized losses on securities and foreign currency related transactions	(67,935,659)	(5,350,673)	(458,408)	(11,006,657)	(27,035,538)	2,309,506

Net change in unrealized gains or losses on securities and foreign currency related transactions	(128,203,622)	(17,708,292)	(369,374,259)	(177,378,316)	(322,413,501)	(84,180,102)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(196,139,281)	(23,058,965)	(369,832,667)	(188,384,973)	(349,449,039)	(81,870,596)

Net decrease in net assets resulting from operations	$(197,108,763)	$(23,444,937)	$(372,493,597)	$(191,856,082)	$(350,094,906)	$(83,601,598)

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Operations
Six Months Ended March 31, 2001 (Unaudited)

	Omega Fund	Premier 20 Fund (a)	Small Company Growth Fund	Stock Selector Fund	Tax Strategic Equity Fund

Investment income

Dividends (net of foreign withholding taxes of $2,544, $8,041, $0, $14,339 and $79, respectively)	$ 4,296,312	$ 209,175	$ 1,364,696	$ 6,351,699	$ 135,037

Securities lending income	153,198	0	308,667	35,108	0

Interest	2,609,128	84,450	1,956,755	327,807	5,422

Total investment income	7,058,638	293,625	3,630,118	6,714,614	140,459

Expenses

Advisory fee	5,070,400	160,577	2,049,450	3,941,341	107,012

Distribution Plan expenses	7,722,536	59,639	1,410,771	41,955	93,394

Administrative services fees	1,046,656	21,410	467,073	595,827	12,300

Transfer agent fee	4,072,485	19,965	1,001,981	130,801	19,098

Trustees’ fees and expenses	21,952	292	9,963	11,722	231

Printing and postage expenses	139,953	31,200	60,357	54,934	7,847

Custodian fee	336,778	4,618	121,268	134,091	4,683

Registration and filing fees	51,501	35,597	19,687	75,648	11,939

Professional fees	12,305	7,585	12,658	10,586	7,870

Interest expense	0	0	0	2,200	0

Other	12,466	19,942	27,300	776	1,062

Total expenses	18,487,032	360,825	5,180,508	4,999,881	265,436

Less: Expense reductions	(156,617)	(702)	(72,962)	(27,298)	(993)

Fee waivers	0	(30,715)	0	(628,783)	0

Net expenses	18,330,415	329,408	5,107,546	4,343,800	264,443

Net investment income (loss)	(11,271,777)	(35,783)	(1,477,428)	2,370,814	(123,984)

Net realized and unrealized gains or losses on securities and future contracts

Net realized losses on:

Securities	(420,204,111)	(28,805,155)	(216,002,737)	(15,173,635)	(188,877)

Futures contracts	0	0	0	(2,258,920)	0

Net realized losses on securities and futures contracts	(420,204,111)	(28,805,155)	(216,002,737)	(17,432,555)	(188,877)

Net change in unrealized gains or losses on securities and futures	(578,731,695)	(15,192,821)	(246,988,274)	(187,686,200)	(6,513,237)

Net realized and unrealized losses on securities and futures contracts	(998,935,806)	(43,997,976)	(462,991,011)	(205,118,755)	(6,702,114)

Net decrease in net assets resulting from operations	$(1,010,207,583)	$(44,033,759)	$(464,468,439)	$(202,747,941)	$(6,826,098)

(a)	For the period from October 31, 2000 (commencement of operations) through March 31, 2001.

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Changes in Net Assets
Six Months Ended March 31, 2001 (Unaudited)

	Aggressive Growth Fund	Capital Growth Fund	Evergreen Fund	Growth Fund	Large Company Growth Fund	Masters Fund

Operations

Net investment loss	$ (969,482)	$ (385,972)	$ (2,660,930)	$ (3,471,109)	$ (645,867)	$ (1,731,002)

Net realized losses on securities and foreign currency related transactions	(67,935,659)	(5,350,673)	(458,408)	(11,006,657)	(27,035,538)	2,309,506

Net change in unrealized gains or losses on securities and foreign currency related transactions	(128,203,622)	(17,708,292)	(369,374,259)	(177,378,316)	(322,413,501)	(84,180,102)

Net decrease in net assets resulting from operations	(197,108,763)	(23,444,937)	(372,493,597)	(191,856,082)	(350,094,906)	(83,601,598)

Distributions to shareholders from

Net realized gains

Class A	(77,377,506)	(18,009,873)	(1,944,972)	(25,666,355)	(218,306,158)	(25,376,372)

Class B	(39,311,594)	(2,061,088)	(6,964,214)	(1,826,364)	(17,952,726)	(18,888,732)

Class C	(4,849,662)	(19,344,932)	(137,406)	(103,349,541)	(1,747,989)	(1,625,638)

Class I*	(11,963,984)	(4,238)	(10,469,541)	(33,103,409)	(525,166)	(591,913)

Total distributions to shareholders	(133,502,746)	(39,420,131)	(19,516,133)	(163,945,669)	(238,532,039)	(46,482,655)

Capital share transactions

Proceeds from shares sold	63,249,770	198,683,415	52,035,320	87,166,553	36,730,654	36,745,329

Net asset value of shares issued in reinvestment of distributions	118,445,953	38,241,264	18,641,456	158,937,200	209,125,659	43,801,474

Payment for shares redeemed	(58,869,100)	(59,959,224)	(186,986,150)	(66,421,078)	(109,802,001)	(31,626,223)

Net increase (decrease) in net assets resulting from capital share transactions	122,826,623	176,965,455	(116,309,374)	179,682,675	136,054,312	48,920,580

Total increase (decrease) in net assets	(207,784,886)	114,100,387	(508,319,104)	(176,119,076)	(452,572,633)	(81,163,673)

Net assets

Beginning of period	483,494,688	464,317,039	1,612,593,910	696,986,615	1,185,822,233	341,974,787

End of period	$275,709,802	$578,417,426	$1,104,274,806	$520,867,539	$ 733,249,600	260,811,114

Overdistributed net investment loss	$ (988,421)	$ (389,587)	$ (2,801,346)	$ (3,475,734)	$ (690,876)	$ (1,739,074)

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Changes in Net Assets
Six Months Ended March 31, 2001 (Unaudited)

	Omega Fund	Premier 20 Fund (a)	Small Company Growth Fund	Stock Selector Fund	Tax Strategic Equity Fund

Operations
Net investment income (loss)	$ (11,271,777)	$ (35,783)	$ (1,477,428)	$ 2,370,814	$ (123,984)
Net realized losses on securities and futures contracts	(420,204,111)	(28,805,155)	(216,002,737)	(17,432,555)	(188,877)
Net change in unrealized gains or losses on securities and futures contracts	(578,731,695)	(15,192,821)	(246,988,274)	(187,686,200)	(6,513,237)

Net decrease in net assets resulting from operations	(1,010,207,583)	(44,033,759)	(464,468,439)	(202,747,941)	(6,826,098)

Distributions to shareholders from
Net investment income
Class A	0	0	0	(15,045)	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class I*	0	0	0	(2,296,968)	0
Class IS	0	0	0	(477)	0
Net realized gains
Class A	(37,755,845)	0	(339,810,638)	(845,544)	0
Class B	(65,335,494)	0	(25,155,520)	(101,754)	0
Class C	(14,524,424)	0	(2,532,082)	(15,266)	0
Class I*	(1,094,339)	0	(1,891,653)	(38,864,576)	0
Class IS	0	0	0	(52,996)	0

Total distributions to shareholders	(118,710,102)	0	(369,389,893)	(42,192,626)	0

Capital share transactions
Proceeds from shares sold	420,438,497	178,433,206	230,507,926	122,381,605	4,318,271
Net asset value of shares issued in reinvestment of distributions	114,307,227	0	312,957,114	25,983,582	0
Payment of shares redeemed	(207,280,949)	(2,064,954)	(171,526,917)	(260,380,004)	(4,272,559)
Net asset value of shares issued in acquisition	0	0	0	298,611,902	0

Net increase in net assets resulting from capital share transactions	327,464,775	176,368,252	371,938,123	186,597,085	45,712

Total increase (decrease) in net assets	(801,452,910)	132,334,493	(461,920,209)	(58,343,482)	(6,780,386)
Net assets
Beginning of period	2,524,146,785	0	1,204,301,654	1,090,063,856	27,662,769

End of period	$ 1,722,693,875	$132,334,493	$ 742,381,445	$1,031,720,374	$20,882,383

Undistributed net investment income (loss)	$ (11,295,659)	$ (35,783)	$ (1,532,599)	$ 46,434	$ (123,984)

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).
(a)	For the period from October 31, 2000 (commencement of operations) through March 31, 2001.

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Changes in Net Assets
Year Ended September 30, 2000

	Aggressive Growth Fund	Capital Growth Fund	Evergreen Fund	Growth Fund	Large Company Growth Fund

Operations

Net investment loss	$ (3,409,812)	$ (2,079,061)	$ (11,502,069)	$ (8,329,344)	$ (4,843,274)

Net realized gains on securities and foreign currency related transactions	155,458,871	53,670,631	796,280,843	174,193,801	246,056,441

Net change in unrealized gains or losses on securities and foreign currency related transactions	16,115,705	6,248,890	(565,166,402)	107,614,461	70,790,484

Net increase in net assets resulting from operations	168,164,764	57,840,460	219,612,372	273,478,918	312,003,651

Distributions to shareholders from

Net realized gains

Class A	(20,816,668)	(5,632,668)	(68,057,666)	(4,502,995)	(140,706,662)

Class B	(7,498,495)	(18,912)	(239,465,206)	(3,857)	(17,025,506)

Class C	(661,363)	(5,500,066)	(4,998,787)	(17,616,171)	(406,532)

Class I*	(3,525,812)	(28)	(382,244,628)	(2,301,558)	(43,520)

Total distributions to shareholders	(32,502,338)	(11,151,674)	(694,766,287)	(24,424,581)	(158,182,220)

Capital share transactions

Proceeds from shares sold	187,916,768	87,533,172	1,384,224,662	165,547,325	131,708,753

Payment for shares redeemed	(124,904,294)	(219,737,375)	(1,860,052,897)	(203,481,596)	(206,283,347)

Net asset value of shares issued in reinvestment of distributions	28,278,050	10,859,838	638,036,211	23,726,826	138,920,109

Net increase (decrease) in net assets resulting from capital share transactions	91,290,524	(121,344,365)	162,207,976	(14,207,445)	64,345,515

Total increase (decrease) in net assets	226,952,950	(74,655,579)	(312,945,939)	234,846,892	218,166,946

Net assets

Beginning of period	256,541,738	538,972,618	1,925,539,849	462,139,723	967,655,287

End of period	$483,494,688	$464,317,039	$ 1,612,593,910	$696,986,615	$1,185,822,233

Undistributed net investment loss	$ (18,939)	$ (3,615)	$ (140,416)	$ (4,625)	$ (45,009)

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Domestic Growth Funds
Statements of Changes in Net Assets
Year Ended September 30, 2000

	Masters Fund	Omega Fund	Small Company Growth Fund	Stock Selector Fund	Tax Strategic Equity Fund

Operations

Net investment income (loss)	$ (3,281,057)	$ (17,374,500)	$ (6,151,602)	$ 1,300,801	$ (222,780)

Net realized gains or losses on securities; futures contracts and foreign currency related transactions	49,166,192	130,394,397	466,895,429	95,315,251	(545,749)

Net change in unrealized gains on securities and foreign currency related transactions	31,993,883	340,929,558	52,667,870	(39,270,021)	2,929,096

Net increase in net assets resulting from operations	77,879,018	453,949,455	513,411,697	57,346,031	2,160,567

Distributions to shareholders from

Net investment income

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Class C	0	0	0	0	0

Class I*	0	0	0	(281,763)	0

Class IS	0	0	0	0	0

Net realized gains

Class A	0	(14,155,787)	0	(5,418,693)	0

Class B	0	(16,797,293)	0	(667,652)	0

Class C	0	(1,310,986)	0	(72,030)	0

Class I*	0	(187,473)	0	(101,755,884)	0

Class IS	0	0	0	(126)	0

Total distributions to shareholders	0	(32,451,539)	0	(108,196,148)	0

Capital share transactions

Proceeds from shares sold	66,969,165	1,500,835,686	341,779,432	91,238,942	14,170,730

Payment for shares redeemed	(61,884,286)	(203,916,834)	(473,371,312)	(291,460,568)	(6,221,708)

Net asset value of shares issued in reinvestment of distributions	0	29,898,047	0	89,713,224	0

Net asset value of shares issued in acquisition	0	0	0	751,110,665	0

Net increase in net assets resulting from capital share transactions	5,084,879	1,326,816,899	(131,591,880)	640,602,263	7,949,022

Total increase in net assets	82,963,897	1,748,314,815	381,819,817	589,752,146	10,109,589

Net assets

Beginning of period	259,010,890	775,831,970	822,481,837	500,311,710	17,553,180

End of period	$341,974,787	$2,524,146,785	$1,204,301,654	$1,090,063,856	$27,662,769

Undistributed (overdistributed) net investment income (loss)	$ (8,072)	$ (23,882)	$ (55,171)	$ (11,890)	$ 0

*	Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Domestic Growth Funds consist of Evergreen Aggressive Growth Fund (“Aggressive Growth Fund”), Evergreen Capital Growth Fund (“Capital Growth Fund”), Evergreen Fund (“Evergreen Fund”), Evergreen Growth Fund (“Growth Fund”), Evergreen Large Company Growth Fund (“Large Company Growth Fund”), Evergreen Masters Fund (“Masters Fund”), Evergreen Omega Fund (“Omega Fund”), Evergreen Premier 20 Fund (“Premier 20 Fund”), Evergreen Small Company Growth Fund (“Small Company Growth Fund”), Evergreen Stock Selector Fund (“Stock Selector Fund”) and Evergreen Tax Strategic Equity Fund (“Tax Strategic Equity Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C and Institutional (“Class I”) classes of shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This did not change the fee and expense structure of the Class Y shareholders or their rights and privileges. Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing service fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments
Listed equity securities are valued at the last sale price reported on the national securities exchange, where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Foreign Currency Translation
All assets and liabilities denominated in foreign currencies are translated in U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

C. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

D. Security Lending
The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

E. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

F. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

G. Distributions
Distributions to shareholders are recorded on the ex-dividend date. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

H. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On November 1, 2000, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with Evergreen Asset Management Corp., First Union National Bank (“FUNB”) and Mentor Investment Advisors, LLC to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

EIMC, an indirect, wholly-owned subsidiary of First Union, is the investment advisor to each Fund, except Stock Selector Fund. EIMC is paid a management fee that is calculated and paid daily.

Combined Notes to Financial Statements (Unaudited) (continued)

For the Funds listed below, EIMC receives a management fee that is calculated by applying percentage rates, that decline as net assets increase, to the Fund’s average daily net assets as identified below:

	Management Fee Rate Starts at:	and Declines as Net Assets Increase to:
Evergreen Fund*	0.80%	0.675%
Large Company Growth Fund	0.61%	0.26%
Omega Fund	0.66%	0.41%
Small Company Growth Fund	0.61%	0.26%

*Prior to January 1, 2001, the management fee for Evergreen Fund was calculated by applying percentage rates which started at 0.90% and declined to 0.70% per annum as net assets increased, to the average daily net assets of the Fund.

EIMC receives a management fee that is calculated at an annual rate of each Fund’s average daily net assets as identified for the following Funds:

Management Fee Rate
Aggressive Growth Fund	0.52%
Capital Growth Fund	0.80%
Growth Fund	0.70%
Masters Fund	0.87%
Premier 20 Fund	0.75%
Tax Strategic Equity Fund	0.87%

Meridian Investment Company (“MIC”), an indirect, wholly-owned subsidiary of First Union, is the investment advisor to Stock Selector Fund and is paid a management fee that is computed and paid daily at an annual rate of 0.66% of the Fund’s average daily net assets.

During the six months ended March 31, 2001, the amount of investment advisory fees waived by the investment advisors and the impact on each Fund’s expense ratio represented as a percentage of its average daily net assets were as follows:

	Fees Waived	% of Average Daily Net Assets

Premier 20 Fund	$ 30,715	0.14%
Stock Selector Fund	628,783	0.11%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.10% of each Fund’s average daily net assets. Capital Growth Fund and Growth Fund pay the administrator a fee of 0.15% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Combined Notes to Financial Statements (Unaudited) (continued)

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class IS	0.25%

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the six months ended March 31, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B, Class C and Class IS Distribution Plans were as follows:

	Class A	Class B	Class C	Class IS

Aggressive Growth Fund	$ 263,058	$ 519,737	$ 66,888	$ 0
Capital Growth Fund	307,054	219,212	1,224,570	0
Evergreen Fund	167,565	2,337,432	45,691	0
Growth Fund	121,819	36,246	1,876,883	0
Large Company Growth Fund	1,066,890	347,235	37,370	0
Masters Fund	208,404	639,276	58,858	0
Omega Fund	880,544	5,563,817	1,278,175	0
Premier 20 Fund	51,356	5,584	2,699	0
Small Company Growth Fund	1,079,848	298,787	32,136	0
Stock Selector Fund	27,073	11,994	1,338	1,550
Tax Strategic Equity Fund	8,271	61,970	23,153	0

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective the close of business on October 13, 2001, the Stock Selector Fund acquired substantially all of the net assets and assumed certain liabilities of CoreStates Equity Common Trust Fund, in an exchange for Class I (formerly, Class Y) shares of Stock Selector Fund. This acquisition was accomplished by a tax-free exchange for 18,376,459 shares of the Fund. The value of acquired net assets were $298,611,902 with unrealized appreciation of $54,681,214.

The aggregate net assets of Stock Selector Fund immediately after the October 13, 2001 acquisition was $1,315,015,011.

Effective the close of business on July 20, 2000, the Stock Selector Fund acquired substantially all of the net assets and assumed certain liabilities of Evergreen Select Large Cap Blend Fund, an open-end management investment company registered under the 1940 Act, in an exchange for Class I (formerly, Class Y) and Class IS shares of Stock Selector Fund. This acquisition was accomplished by a tax-free exchange for 15,903,371 shares of the Fund. The value of acquired net assets were $283,970,109 with unrealized appreciation of $83,356,329.

Effective the close of business on July 20, 2000, the Stock Selector Fund also acquired substantially all of the net assets and assumed certain liabilities of Evergreen Select Diversified Value Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class I (formerly Class Y) and Class IS shares of Stock Selector Fund. This acquisition was accomplished by a tax-free exchange for 26,161,874 shares of the Fund. The value of acquired net assets were $467,140,556 with unrealized appreciation of $75,828,005.

The aggregate net assets of Stock Selector Fund immediately after the July 20, 2000 acquisitions was $1,175,731,925.

Combined Notes to Financial Statements (Unaudited) (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class I and/or Class IS. Transactions in shares of the Funds were as follows:

AGGRESSIVE GROWTH FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	1,599,541	$ 33,495,239	3,100,377	$103,839,814
Automatic conversion of Class B shares to Class A shares	69,363	1,242,529	113,893	3,554,102
Shares issued in reinvestment of distributions	3,290,009	65,175,086	619,549	17,223,446
Shares redeemed	(1,634,502)	(32,052,777)	(2,797,954)	(92,858,602)

Net increase	3,324,411	67,860,077	1,035,865	31,758,760

Class B
Shares sold	901,816	19,349,572	1,750,669	58,292,258
Shares issued in reinvestment of distributions	2,004,330	37,040,015	262,406	7,024,615
Automatic conversion of Class B shares to Class A shares	(74,419)	(1,242,529)	(118,379)	(3,554,102)
Shares redeemed	(673,091)	(12,759,066)	(471,778)	(15,033,715)

Net increase	2,158,636	42,387,992	1,422,918	46,729,056

Class C
Shares sold	226,254	4,761,708	265,688	8,888,157
Shares issued in reinvestment of distributions	246,588	4,542,158	21,277	568,101
Shares redeemed	(101,320)	(1,949,419)	(42,454)	(1,378,845)

Net increase	371,522	7,354,447	244,511	8,077,413

Class I
Shares sold	251,746	5,643,251	492,490	16,896,539
Shares issued in reinvestment of distributions	573,256	11,688,694	122,588	3,461,888
Shares redeemed	(533,486)	(12,107,838)	(466,854)	(15,633,132)

Net increase	291,516	5,224,107	148,224	4,725,295

Net increase		$122,826,623		$ 91,290,524

CAPITAL GROWTH FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,301,072	$ 61,658,208	1,571,779	$ 39,800,998
Automatic conversion of Class B shares to Class A shares	4,205	113,306	104	2,772
Shares issued in reinvestment of distributions	661,750	17,496,661	216,678	5,463,357
Shares redeemed	(1,081,705)	(28,495,169)	(5,349,523)	(132,663,877)

Net increase (decrease)	1,885,322	50,773,006	(3,560,962)	(87,396,750)

Class B
Shares sold	2,964,864	78,370,758	752,540	19,686,961
Shares issued in reinvestment of distributions	75,006	1,967,427	734	18,478
Automatic conversion of Class B shares to Class A shares	(4,247)	(113,306)	(104)	(2,772)
Shares redeemed	(169,789)	(4,325,283)	(73,694)	(1,901,301)

Net increase	2,865,834	75,899,596	679,476	17,801,366

Class C
Shares sold	2,308,611	57,506,655	1,170,496	28,010,821
Shares issued in reinvestment of distributions	765,562	18,771,581	226,919	5,377,984
Shares redeemed	(1,115,607)	(26,954,214)	(3,664,349)	(85,172,197)

Net increase (decrease)	1,958,566	49,324,022	(2,266,934)	(51,783,392)

Class I
Shares sold	42,398	1,147,794	1,304	34,392
Shares issued in reinvestment of distributions	210	5,595	1	19
Shares redeemed	(6,857)	(184,558)	0	0

Net increase	35,751	968,831	1,305	34,411

Net increase (decrease)		$176,965,455		$(121,344,365)

Combined Notes to Financial Statements (Unaudited) (continued)

EVERGREEN FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	531,377	$ 8,057,662	24,685,942	$634,241,694
Automatic conversion of Class B to Class A shares	45,322	635,438	608,123	16,316,036
Shares Issued in reinvestment of distributions	124,650	1,907,325	3,807,746	66,767,967
Shares redeemed	(1,747,758)	(26,001,770)	(26,978,305)	(688,893,058)

Net increase (decrease)	(1,046,409)	(15,401,345)	2,123,506	28,432,639

Class B
Shares sold	385,951	5,483,536	1,818,268	44,260,276
Shares Issued in reinvestment of distributions	467,497	6,853,296	13,911,636	235,437,115
Automatic conversion of Class B to Class A shares	(47,374)	(635,438)	(621,702)	(16,316,036)
Shares redeemed	(3,977,153)	(56,039,173)	(8,122,817)	(184,411,434)

Net increase (decrease)	(3,171,079)	(44,337,779)	6,985,385	78,969,921

Class C
Shares sold	94,419	1,369,624	126,214	3,054,279
Shares issued in reinvestment of distributions	9,020	132,059	286,087	4,833,455
Shares redeemed	(209,647)	(2,927,740)	(319,659)	(7,171,277)

Net increase (decrease)	(106,208)	(1,426,057)	92,642	716,457

Class I
Shares sold	2,496,570	37,124,498	27,347,010	702,668,413
Shares issued in reinvestment of distributions	624,915	9,748,776	18,454,462	330,997,674
Shares redeemed	(6,727,293)	(102,017,467)	(38,578,277)	(979,577,128)

Net increase (decrease)	(3,605,808)	(55,144,193)	7,223,195	54,088,959

Net increase (decrease)		$(116,309,374)		$162,207,976

GROWTH FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	622,138	$ 10,485,967	3,100,377	$103,839,814
Automatic conversion of Class B shares to Class A shares	2,138	40,381	113,893	3,554,102
Shares issued in reinvestment of distributions	1,538,164	25,102,844	619,549	17,223,446
Shares redeemed	(931,435)	(15,228,938)	(2,797,954)	(92,858,602)

Net increase	1,231,005	20,400,254	1,035,865	31,758,760

Class B
Shares sold	307,628	5,247,572	1,750,669	58,292,258
Shares issued in reinvestment of distributions	118,568	1,814,091	262,406	7,024,615
Automatic conversion of Class B shares to Class A shares	(2,269)	(40,381)	(118,379)	(3,554,102)
Shares redeemed	(174,950)	(2,798,885)	(471,778)	(15,033,715)

Net increase	248,977	4,222,397	1,422,918	46,729,056

Class C
Shares sold	1,248,012	19,874,545	265,688	8,888,157
Shares issued in reinvestment of distributions	6,478,924	98,933,166	21,277	568,101
Shares redeemed	(1,571,483)	(25,244,732)	(42,454)	(1,378,845)

Net increase	6,155,453	93,562,979	244,511	8,077,413

Class I
Shares sold	2,984,435	51,558,469	492,490	16,896,539
Shares issued in reinvestment of distributions	2,007,712	33,087,099	122,588	3,461,888
Shares redeemed	(1,437,103)	(23,148,523)	(466,854)	(15,633,132)

Net increase	3,555,044	61,497,045	148,224	4,725,295

Net Increase		$179,682,675		$ 91,290,524

Combined Notes to Financial Statements (Unaudited) (continued)

LARGE COMPANY GROWTH FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,583,548	$ 21,098,535	7,306,072	$ 94,013,807
Automatic conversion of Class B shares to Class A shares	79,804	625,752	4,198,873	51,860,653
Shares issued in reinvestment of distributions	22,795,360	190,797,162	11,055,062	123,042,836
Shares redeemed	(10,734,202)	(93,530,624)	(14,420,685)	(180,416,693)

Net increase	14,724,510	118,990,825	8,139,322	88,500,603

Class B
Shares sold	1,287,068	10,594,489	2,365,679	29,460,430
Shares issued in reinvestment of distributions	1,996,337	16,190,278	1,411,557	15,442,432
Automatic conversion of Class B shares to Class A shares	(82,356)	(625,752)	(4,275,735)	(51,860,653)
Shares redeemed	(1,812,180)	(14,569,773)	(1,981,248)	(23,920,759)

Net increase (decrease)	1,388,869	11,589,242	(2,479,747)	(30,878,550)

Class C
Shares sold	463,564	3,935,984	411,888	5,170,912
Shares issued in reinvestment of distributions	199,248	1,615,900	35,737	391,321
Shares redeemed	(142,854)	(1,124,186)	(91,760)	(1,121,371)

Net increase	519,958	4,427,698	355,865	4,440,862

Class I
Shares sold	139,489	1,101,646	246,735	3,063,604
Shares issued in reinvestment of distributions	63,158	522,319	3,956	43,520
Shares redeemed	(65,242)	(577,418)	(64,472)	(824,524)

Net increase	137,405	1,046,547	186,219	2,282,600

Net increase		$136,054,312		$ 64,345,515

MASTERS FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	816,263	$ 8,615,858	1,489,659	$18,736,347
Automatic conversion of Class B shares to Class A shares	43,337	436,517	59,895	749,247
Shares issued in reinvestment of distributions	2,228,398	23,219,892	0	0
Shares redeemed	(2,007,888)	(20,968,620)	(3,688,658)	(44,262,539)

Net increase (decrease) ...	1,080,110	11,303,647	(2,139,104)	(24,776,945)

Class B
Shares sold	2,206,457	23,194,761	3,190,144	39,847,013
Shares issued in reinvestment of distributions	1,804,736	18,516,594	0	0
Automatic conversion of Class B shares to Class A shares	(44,073)	(436,517)	(60,265)	(749,247)
Shares redeemed	(814,311)	(8,253,187)	(1,188,498)	(14,385,372)

Net increase	3,152,809	33,021,651	1,941,381	24,712,394

Class C
Shares sold	442,363	4,558,238	549,220	6,872,754
Shares issued in reinvestment of distributions	143,857	1,473,095	0	0
Shares redeemed	(127,861)	(1,304,462)	(160,320)	(1,845,368)

Net increase	458,359	4,726,871	388,900	5,027,386

Class I
Shares sold	34,968	376,472	121,732	1,513,051
Shares issued in reinvestment of distributions	56,532	591,893	0	0
Shares redeemed	(113,589)	(1,099,954)	(16,895)	(1,391,007)

Net increase (decrease)	(22,089)	(131,589)	104,837	122,044

Net increase		$48,920,580		$ 5,084,879

Combined Notes to Financial Statements (Unaudited) (continued)

OMEGA FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	3,882,841	$115,985,966	10,534,090	$ 386,870,560
Automatic conversion of Class B shares to Class A shares	356,618	9,644,514	245,610	8,341,595
Shares issued in reinvestment of distributions	1,187,882	35,767,143	(2,803,637)	(101,189,916)
Shares redeemed	(2,692,311)	(73,893,068)	421,997	13,010,048

Net increase	2,735,030	87,504,555	8,398,060	307,032,287

Class B
Shares sold	7,321,270	205,391,326	24,966,750	845,635,009
Shares issued in reinvestment of distributions	2,302,710	63,600,831	(2,595,415)	(87,218,625)
Automatic conversion of Class B shares to Class A shares	(389,197)	(9,644,514)	(264,762)	(8,341,595)
Shares redeemed	(3,750,149)	(94,208,187)	547,714	15,675,575

Net increase	5,484,634	165,139,456	22,654,287	765,750,364

Class C
Shares sold	3,312,620	92,656,776	7,196,027	250,341,758
Shares issued in reinvestment of distributions	501,522	13,887,142	(391,105)	(12,976,594)
Shares redeemed	(1,427,029)	(35,909,064)	35,872	1,029,164

Net increase	2,387,113	70,634,854	6,840,794	238,394,328

Class I
Shares sold	205,498	6,404,429	494,781	17,988,359
Shares issued in reinvestment of distributions	34,643	1,052,111	(71,268)	(2,531,699)
Shares redeemed	(117,234)	(3,270,630)	5,911	183,260

Net increase	122,907	4,185,910	429,424	15,639,920

Net increase		$327,464,775		$1,326,816,899

PREMIER 20 FUND

	Period Ended March 31, 2001 (a)
	Shares	Amount

Class A
Shares sold	21,516,652	$171,033,024
Shares redeemed	(271,560)	(1,783,344)

Net increase	21,245,092	169,249,680

Class B
Shares sold	668,930	4,925,051
Shares redeemed	(29,848)	(185,456)

Net increase	639,082	4,739,595

Class C
Shares sold	300,753	2,345,388
Shares redeemed	(15,021)	(96,154)

Net increase	285,732	2,249,234

Class I
Shares sold	13,540	129,743

Net increase	13,540	129,743

Net increase		$176,368,252

(a)	For the period from October 31, 2000 (commencement of class operations) through March 31, 2001.

Combined Notes to Financial Statements (Unaudited) (continued)

SMALL COMPANY GROWTH FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	36,066,815	$203,357,130	29,942,462	$274,292,689
Automatic conversion of Class B shares to Class A shares	47,859	245,728	8,880,122	87,114,946
Shares issued in reinvestment of distributions	53,825,451	285,274,890	0	0
Shares redeemed	(20,989,106)	(136,898,790)	(43,829,534)	(415,104,100)

Net increase (decrease)	68,951,019	351,978,958	(5,006,950)	(53,696,465)

Class B
Shares sold	1,288,132	7,176,585	4,307,236	40,809,963
Shares issued in reinvestment of distributions	4,565,448	23,375,096	0	0
Automatic conversion of Class B shares to Class A shares	(50,327)	(245,728)	(9,017,535)	(87,114,946)
Shares redeemed	(2,653,280)	(14,562,540)	(4,132,177)	(37,946,211)

Net increase (decrease)	3,149,973	15,743,413	(8,842,476)	(84,251,194)

Class C
Shares sold	3,805,820	16,972,131	1,344,667	12,160,439
Shares issued in reinvestment of distributions	474,650	2,430,208	0	0
Shares redeemed	(3,581,271)	(16,386,368)	(869,077)	(7,405,200)

Net increase	699,199	3,015,971	475,590	4,755,239

Class I
Shares sold	418,233	3,002,080	1,557,852	14,516,341
Shares issued in reinvestment of distributions	349,519	1,876,920	0	0
Shares redeemed	(700,980)	(3,679,219)	(1,378,162)	(12,915,801)

Net increase	66,772	1,199,781	179,690	1,600,540

Net increase (decrease)		$371,938,123		$(131,591,880)

STOCK SELECTOR FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	212,420	$ 3,293,452	537,369	$ 10,552,440
Automatic conversion of Class B shares to Class A shares	5	81	5,370	106,147
Shares issued in reinvestment of distributions	52,539	840,497	281,524	5,273,069
Shares redeemed	(237,744)	(3,703,413)	(572,865)	(11,203,038)

Net increase	27,220	430,617	251,398	4,728,618

Class B
Shares sold	11,525	173,011	114,999	2,252,005
Shares issued in reinvestment of distributions	5,844	91,014	34,134	624,240
Automatic conversion of Class B shares to Class A shares	(5)	(81)	(5,472)	(106,147)
Shares redeemed	(13,869)	(211,498)	(106,698)	(2,053,825)

Net increase	3,495	52,446	36,963	716,273

Class C
Shares sold	501	7,418	17,817	354,149
Shares issued in reinvestment of distributions	883	13,997	3,889	71,126
Shares redeemed	(11,937)	(184,779)	(2,265)	(44,372)

Net increase (decrease)	(10,553)	(163,364)	19,441	380,903

Class I
Shares sold	7,825,859	118,907,724	4,189,575	78,066,848
Shares issued in reinvestment of distributions	1,562,593	25,031,327	4,386,089	83,744,663
Shares issues in acquisition of CoreStates Equity Common Trust Fund	18,376,459	298,611,902	0	0
Shares issued in acquisition of Evergreen Select Diversified Value Fund	0	0	26,089,242	465,849,504
Shares issued in acquisition of Evergreen Select Large Cap Blend Fund	0	0	15,893,799	283,799,973
Shares redeemed	(13,026,379)	(256,249,495)	(14,503,968)	(278,125,983)

Net increase	14,738,532	186,301,458	36,054,737	633,335,005

Class IS
Shares sold	0	0	782	13,500
Shares issued in reinvestment of distributions	421	6,747	7	126
Shares issued in acquisition of Evergreen Select Diversified Value Fund	0	0	72,632	1,291,052
Shares issued in acquisition of Evergreen Select Large Cap Blend Fund	0	0	9,572	170,136
Shares redeemed	(1,959)	(30,819)	(1,860)	(33,350)

Net increase (decrease)	(1,538)	(24,072)	81,133	1,441,464

Net increase		$186,597,085		$640,602,263

Combined Notes to Financial Statements (Unaudited) (continued)

TAX STRATEGIC EQUITY FUND

	Six Months Ended March 31, 2001		Year Ended September 30, 2000
	Shares	Amount	Shares	Amount

Class A
Shares sold	50,248	$ 716,052	247,908	$3,898,035
Automatic conversion of Class B shares to Class A shares	830	10,587	19,041	310,164
Shares redeemed	(137,265)	(1,913,566)	(110,717)	(1,743,481)

Net increase (decrease)	(86,187)	(1,186,927)	156,232	2,464,718

Class B
Shares sold	170,244	2,374,783	425,927	6,586,354
Automatic conversion of Class B shares to Class A shares	(843)	(10,587)	(19,187)	(310,164)
Shares redeemed	(100,113)	(1,341,630)	(114,880)	(1,824,832)

Net increase	69,288	1,022,566	291,860	4,451,358

Class C
Shares sold	87,929	1,224,636	229,804	3,633,031
Shares redeemed	(74,079)	(996,477)	(60,032)	(948,538)

Net increase	13,850	228,159	169,772	2,684,493

Class I
Shares sold	200	2,800	3,351	53,310
Shares redeemed	(1,507)	(20,886)	(108,612)	(1,704,857)

Net decrease	(1,307)	(18,086)	(105,261)	(1,651,547)

Net increase		$ 45,712		$7,949,022

Combined Notes to Financial Statements (Unaudited) (continued)

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended March 31, 2001:

	Cost of Purchases	Proceeds from Sales

Aggressive Growth Fund	$ 458,703,767	$ 481,839,729
Capital Growth Fund	246,609,766	116,554,553
Growth Fund	363,560,285	430,698,861
Evergreen Fund	208,846,023	280,527,645
Large Company Growth Fund	909,830,724	1,006,636,395
Masters Fund	208,796,925	205,537,480
Omega Fund	2,470,884,632	2,318,703,591
Premier 20 Fund	260,294,555	92,634,558
Small Company Growth Fund	1,008,353,329	1,017,088,986
Stock Selector Fund	656,191,384	520,692,810
Tax Strategic Equity Fund	8,815,092	8,891,993

At March 31, 2001, the Stock Selector Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at March 31, 2001	Unrealized Gain

June 2001	8 S&P 500 Index	$2,329,056	$2,338,400	$9,344

The following Funds loaned securities during the six months ended March 31, 2001 to certain brokers. At March 31, 2001, the value of securities on loan and the value of collateral (including accrued interest) and the amount of income earned from securities lending were as follows:

	Value of Securities on Loan	Value of Collateral	Securities Lending Income

Aggressive Growth Fund	$ 35,011,766	$ 36,552,292	$ 36,352
Capital Growth Fund	944,431	1,005,082	7,640
Evergreen Fund	13,905,353	14,585,994	30,960
Growth Fund	97,800,215	100,859,705	197,638
Large Company Growth	48,452,555	52,724,492	84,996
Omega Fund	138,599,187	145,684,209	153,198
Small Company Growth	124,802,133	130,417,290	308,667
Stock Selector Fund	28,431,226	29,020,617	35,108

On March 31, 2001, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Aggressive Growth Fund	$ 324,299,721	$ 20,318,630	$ (35,362,004)	$ (15,043,374)
Capital Growth Fund	517,413,168	106,925,403	(48,308,493)	58,616,910
Evergreen Fund	1,104,075,052	91,140,581	(80,468,289)	10,672,292
Growth Fund	625,385,939	92,788,068	(95,381,315)	(2,593,247)
Large Company Growth Fund	803,065,926	75,888,702	(81,596,236)	(5,707,534)
Masters Fund	307,597,813	26,003,460	(73,089,042)	(47,085,582)
Omega Fund	2,012,202,751	102,042,679	(221,351,757)	(119,309,078)
Premier 20 Fund	144,994,533	1,340,054	(16,532,875)	(15,192,821)
Small Company Growth Fund	870,942,874	128,961,830	(117,794,046)	11,167,784
Stock Selector Fund	1,038,602,860	163,682,007	(148,709,372)	14,972,635
Tax Strategic Equity Fund	21,851,077	2,499,675	(3,492,741)	(993,066)

As of September 30, 2000, the Tax Strategic Equity Fund had capital loss carryovers for federal income tax purposes of $547,361 expiring in 2008.

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. Tax Strategic Equity Fund incurred and elected to defer post October capital losses of $510,148.

Combined Notes to Financial Statements (Unaudited) (continued)

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian and brokerage/service arrangements with specific brokers, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Expense Offset Arrangements	Brokerage Transactions	Total Expense Reductions	% of Average Net Assets

Aggressive Growth Fund	$ 10,027	$16,961	$ 26,988	0.01%
Capital Growth Fund	12,996	0	12,996	0.00%
Evergreen Fund	32,064	35,828	67,892	0.01%
Growth Fund	17,525	0	17,525	0.01%
Large Company Growth Fund	24,973	23,701	48,674	0.01%
Masters Fund	7,793	0	7,793	0.01%
Omega Fund	108,931	47,686	156,617	0.01%
Premier 20	702	0	702	0.00%
Small Company Growth Fund	27,733	45,229	72,962	0.01%
Stock Selector Fund	27,298	0	27,298	0.00%
Tax Strategic Equity Fund	526	467	993	0.01%

9. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

Below is a summary of the borrowing activity for each Fund that utilized the line of credit during the six months ended March 31, 2001:

	Interest Expense	Interest Expense as a % of Average Daily Net Assets	Number of Days the LOC was used	Average Daily Balance Outstanding	Weighted Average Interest Rate	Maximum Daily Balance Outstanding

Large Company Growth Fund	$ 616	0.00%	1	$19,297	6.313%	$ 3,512,000
Stock Selector Fund	2,200	0.00%	1	72,527	6.000%	13,200,000

11. CONCENTRATION OF RISK

The Funds may invest a substantial portion of their assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

Combined Notes to Financial Statements (Unaudited) (continued)

12. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirement will not have a material impact on the Funds’ financial statements.

13. SUBSEQUENT EVENT

On March 14, 2001, the Board of Trustees for the Capital Growth Fund approved an interim advisory agreement with EIMC and an interim sub-advisory agreement with Pilgrim Baxter Value Investors, Inc. (“Pilgrim Baxter”). Under these agreements which were effective April 2, 2001, the management fee paid to EIMC by Capital Growth Fund was not changed. Pilgrim Baxter is paid for its services as sub-advisor by EIMC out of its fees.

A Special Meeting of Shareholders of Capital Growth Fund will be held on May 18, 2001 to consider and approve a new advisory agreement with EIMC and a sub-advisory agreement with the Pilgrim Baxter. Fees paid to EIMC and Pilgrim Baxter will not change.

Evergreen Funds

Money Market Funds
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

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800.346.3858

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800.343.2898

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543695  5/2001